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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA	94105

(Address of principal executive offices)	(Zip code)

CT Corporation

300 East Lombard Street, Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

iShares®

ITEM 1.	Reports to Stockholders

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY, 29, 2004

[GRAPHIC[

INDUSTRIAL STRENGTH

INVESTMENT TOOLS

iSHARES MSCI JAPAN INDEX FUND

To Our Shareholders:

Following several years of economic slowdown, international markets showed renewed strength during the past six months. Declining interest rates around the world largely fueled the rise. Corporate cost cutting measures and improving investor confidence levels also helped buoy market levels.

In general, emerging markets were the performance leaders, benefiting from rising export demand as global economic conditions firmed. As China developed into a more important global market, many emerging markets found they did not depend so heavily on the U.S. for export growth. Japan bounced back, delivering an impressive 7% gross domestic product (GDP) annualized growth rate in the fourth quarter of 2003 alone. Europe showed more muted growth levels, still somewhat hemmed in by the euro’s continued rise against the U.S. dollar. For many markets, in Europe and elsewhere, the weakening U.S. dollar had a dampening effect as it made those countries’ exports more expensive in U.S. dollars. For U.S.-based investors, however, the relative strength of the foreign currencies helped to boost returns.

While the improved market returns provided a welcome relief from the weak market environment of the past few years, we urge you to keep in mind that past performance is not a guarantee of future returns. In light of today’s complex and uncertain market environment, the iShares(R) Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently introduced the iShares S&P 1500 Index Fund, offering access to approximately 90% of the total U.S. equity market capitalization. Launched late last year, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index, while the iShares Dow Jones Transportation Average Index Fund provides exposure to airlines, industrial transportation companies and general industrial services companies. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities. Looking ahead to the future, the iShares Funds plan to introduce new funds, which will give investors focused exposure to additional indexes.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios — and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 80 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and as of February 29, 2004, had reached $68.3 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss

Lee T. Kranefuss President and Chairman Of the Board Of Directors iShares, Inc.

[1]	Morningstar Principia, BGI analysis 3/04.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or Standard and Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

THIS PAGE INTENTIONALLY LEFT BLANK.

Managers’ Discussion & Analysis

iSHARES® MSCI JAPAN INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception To 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
42.12%	41.84%	42.95%	(0.19)%	(0.01)%	0.55%	(4.72)%	(4.62)%	(4.00)%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception To 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
42.12%	41.84%	42.95%	(0.93)%	(0.03)%	2.76%	(31.96)%	(31.42)%	(27.77)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

[CHART]

TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)

Technology Hardware & Equipment	11.67%
Automobiles & Components	11.53%
Capital Goods	9.17%
Consumer Durables & Apparel	8.95%
Materials	7.83%
Banks	7.46%
Pharmaceuticals & Biotechnology	5.27%
Utilities	5.11%
Diversified Financials	4.96%
Transportation	4.42%

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 16.06%, while the Index returned 16.54%.

The Japanese market showed renewed signs of life during the reporting period. After more than a decade of anemic economic activity, gross domestic product (“GDP”) growth for the fourth quarter of 2003 was a robust 7.0% annual rate — its highest growth level in 13 years.

In addition to GDP growth that outpaced the U.S. and Europe, Japan saw export levels grow an annualized 17.9% during the fourth quarter, reassuring to a nation that has relied on an export-led recovery in the recent past. In the face of increasing export levels, the central bank has continued its efforts to maintain a weak yen through intervention. In the first two months of 2004, the amount spent on intervention was equal to 51% of 2003’s record annual level.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Perhaps even more encouraging than the healthy fourth quarter GDP rate itself, foreign trade accounted for less of the growth than domestic consumer demand and firms’ capital investment. As increased foreign trade translated into higher levels of manufacturing activity, the benefits may have finally trickled through the economy, providing broad-based growth during the reporting period.

Not surprisingly, some of Japan’s large exporters logged gains during the reporting period. Toyota Motor Corp. (5.80% of the net assets of the Fund as of February 29, 2004) and Sony Corp. (2.26% of the net assets of the Fund as of February 29, 2004) both benefited from strong foreign trade. Financial company Mitsubishi Tokyo Financial Group Inc. (2.00% of the net assets of the Fund as of February 29, 2004) posted strong gains, while Nomura Holdings Inc. (1.93% of the net assets of the Fund as of February 29, 2004) logged more moderate returns during the reporting period. NTT DoCoMo Inc. (2.30% of the net assets of the Fund as of February 29, 2004), on the other hand, suffered losses, as did Canon Inc. (2.54% of the net assets of the Fund as of February 29, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	5

Schedule of Investments (Unaudited)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%
Toyota Motor Corp.	6,023,700	$207,846,870
Canon Inc.	1,863,000	90,882,207
NTT DoCoMo Inc.	39,744	82,572,652
Sony Corp.	1,987,200	81,117,628
Takeda Chemical Industries Ltd.	1,863,000	76,729,819
Honda Motor Co. Ltd.	1,738,800	75,752,224
Matsushita Electic Industrial Co. Ltd.	4,968,015	72,433,168
Mitsubishi Tokyo Financial Group Inc.	9,315	71,614,497
Nomura Holdings Inc.	4,347,000	69,028,418
Nissan Motors Co. Ltd.	5,526,900	61,359,415
Tokyo Electric Power Co. Inc. (The)	2,608,200	57,291,598
Nippon Telegraph & Telephone Corp.	11,799	54,642,998
Sumitomo Mitsui Financial Group Inc.	8,073	44,923,888
Mizuho Financial Group Inc.(1)	13,662	41,138,550
Hitachi Ltd.	6,210,000	40,524,712
Millea Holdings Inc.	3,105	39,785,832
Fuji Photo Film Co. Ltd.	1,242,000	38,762,768
UFJ Holdings Inc.(1)	7,452	33,420,099
East Japan Railway Co.	6,831	31,885,502
Murata Manufacturing Co. Ltd.	558,900	31,050,000
Sharp Corp.	1,863,000	30,896,540
Chubu Electric Power Co. Inc.	1,428,300	30,524,259
Kansai Electric Power Co. Inc. (The)	1,552,500	28,134,267
Rohm Co. Ltd.	248,400	28,077,430
NEC Corp.	3,726,000	27,418,122
Kyocera Corp.	372,600	27,384,020
JFE Holdings Inc.	1,055,750	26,669,138
Shin-Etsu Chemical Co. Ltd.	683,100	26,571,252
Kao Corp.	1,242,000	26,201,812
Denso Corp.	1,242,000	25,974,465
Toshiba Corp.	6,210,000	25,519,769
Ricoh Co. Ltd.	1,242,000	25,121,911
Mitsubishi Corp.	2,484,000	24,508,073
Nippon Steel Corp.	12,420,000	24,326,194
Mitsui & Co. Ltd.	3,105,000	24,013,591
Secom Co. Ltd.	621,000	23,985,173
Nintendo Co. Ltd.	248,400	23,871,499
Ito-Yokado Co. Ltd.	621,000	23,416,804
Hoya Corp.	248,400	$23,303,130
Aeon Co. Ltd.	621,000	22,564,250
Tokyo Electron Ltd.	372,652	22,476,448
Fujitsu Ltd.(1)	3,726,000	22,439,209
Mitsui Sumitomo Insurance Co. Ltd.	2,484,000	21,825,371
Mitsubishi Estate Co. Ltd.	1,863,000	21,688,962
Yamanouchi Pharmaceutical Co. Ltd.	621,000	20,802,307
Tokyo Gas Co. Ltd.	5,589,000	20,768,204
Mitsubishi Heavy Industries Ltd.	6,831,000	20,006,590
Mitsui Fudosan Co. Ltd.	1,863,000	19,847,446
Seven-Eleven Japan Co. Ltd.	621,000	19,608,731
Fanuc Ltd.	310,500	19,495,058
Dai Nippon Printing Co. Ltd.	1,242,000	19,324,547
Softbank Corp.	496,800	18,369,687
Bridgestone Corp.	1,242,000	18,335,585
SANYO Electric Co. Ltd.	3,726,000	18,244,646
Mitsubishi Electric Corp.	3,726,000	17,869,522
Tohoku Electric Power Co. Inc.	1,055,700	17,672,298
TDK Corp.	248,400	17,323,888
Asahi Glass Co. Ltd.	1,863,000	17,153,377
ORIX Corp.	186,300	17,136,326
Nikko Cordial Corp.	3,105,000	17,022,652
Kirin Brewery Co. Ltd.	1,863,000	16,982,866
Eisai Co. Ltd.	621,000	16,852,142
Daiwa Securities Group Inc.	2,484,000	16,687,315
Nippon Oil Corp.	3,105,500	16,229,549
Kyushu Electric Power Co. Inc.	931,500	16,215,568
Central Japan Railway Co.	1,863	16,130,313
Sompo Japan Insurance Inc.	1,863,000	15,806,343
Asahi Kasei Corp.	3,105,000	15,345,964
Nitto Denko Corp.	310,500	15,345,964
Fujisawa Pharmaceutical Co. Ltd.	621,000	14,919,687
SMC Corp.	124,200	14,561,614
Toppan Printing Co. Ltd.	1,242,000	14,538,880
Advantest Corp.	186,300	13,862,521
Daikin Industries Ltd.	621,000	13,640,857
Shizuoka Bank Ltd. (The)	1,863,000	13,623,806
Ajinomoto Co. Inc.	1,242,000	13,538,550
Omron Corp.	621,000	13,498,764
Sankyo Co. Ltd.	621,000	13,441,928
Japan Tobacco Inc.	1,863	13,333,937

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)(Continued)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
Takefuji Corp.	186,300	$13,333,937
Olympus Corp.	621,000	12,930,395
Keyence Corp.	62,120	12,809,478
Osaka Gas Co. Ltd.	4,347,000	12,532,537
Toyota Industries Corp.	558,900	12,379,077
Daiwa House Industry Co. Ltd.	1,242,000	12,288,138
Pioneer Corp.	434,700	12,055,107
Sekisui House Ltd.	1,242,000	11,844,811
Toray Industries Inc.	3,105,000	11,822,076
JSR Corp.	558,900	11,637,356
Komatsu Ltd.	1,863,000	11,321,911
Promise Co. Ltd.	186,300	11,287,809
NTT Data Corp.	3,105	11,282,125
Taisho Pharmaceutical Co. Ltd.	621,000	11,196,870
Daiichi Pharmaceutical Co. Ltd.	621,000	11,094,563
Matsushita Electric Works Ltd.	1,242,000	11,083,196
OJI Paper Co. Ltd.	1,863,000	10,997,941
Tostem Inax Holding Corp.	621,000	10,997,941
Shionogi & Co. Ltd.	621,000	10,901,318
Nippon Yusen Kabushiki Kaisha	2,484,000	10,776,277
Sumitomo Electric Industries Ltd.	1,242,000	10,651,236
Itochu Corp.	3,105,000	10,600,082
Bank of Yokohama Ltd. (The)	2,484,000	10,367,051
Toyo Seikan Kaisha Ltd.	621,000	10,259,061
Nippon Express Co. Ltd.	1,863,000	10,213,591
Kinki Nippon Railway Co. Ltd.[1]	3,105,000	10,060,132
Sumitomo Trust & Banking Co. Ltd. (The)	1,863,000	10,026,030
Tokyu Corp.	1,863,000	10,008,979
Sumitomo Corp.	1,242,000	9,662,273
Trend Micro Inc.	310,500	9,605,437
Mitsubishi Chemical Corp.	3,726,000	9,480,395
Sumitomo Chemical Co. Ltd.	2,484,000	9,253,048
Resona Holdings Inc.1	8,073,000	9,162,109
Chugai Pharmaceutical Co. Ltd.	621,000	9,156,425
Marui Co. Ltd.	621,000	9,150,741
Terumo Corp.	434,700	9,051,277
West Japan Railway Co.	2,484	9,025,700
Mitsui O.S.K. Lines Ltd.	1,863,000	8,934,761
Yamato Transport Co. Ltd.	621,000	8,889,292
Nippon Unipac Holding	1,863	8,627,842
ACOM Co. Ltd.	142,830	$8,601,697
Kubota Corp.	1,863,000	8,474,382
Fast Retailing Co. Ltd.	124,200	8,468,699
Stanley Electric Co. Ltd.	496,800	8,457,331
Yokogawa Electric Corp.	621,000	8,428,913
Credit Saison Co. Ltd.	310,500	8,255,560
AIFUL Corp.	93,150	8,218,616
Keihin Electric Express Railway Co. Ltd.	1,242,000	8,184,514
Alps Electric Co. Ltd.	621,000	8,110,626
Daido Life Insurance Co. Ltd.	2,484	7,729,819
Sumitomo Metal Mining Co. Ltd.	1,242,000	7,684,349
Nikon Corp.[1]	621,000	7,655,931
Oriental Land Co. Ltd.	124,200	7,650,247
Shiseido Co. Ltd.	621,000	7,366,063
Toho Co. Ltd.	496,800	7,129,621
Konica Minolta Holdings Inc.	621,000	7,127,348
Isetan Co. Ltd.	621,000	7,127,347
Tobu Railway Co. Ltd.	1,863,000	7,007,990
UNY Co. Ltd.	621,000	6,990,939
Yamaha Corp.	372,600	6,905,684
Hirose Electric Co. Ltd.	62,100	6,854,530
Keio Electric Railway Co. Ltd.	1,242,000	6,831,796
Mitsui Chemicals Inc.	1,242,000	6,774,959
Nippon Meat Packers Inc.	621,000	6,746,540
Kajima Corp.	1,863,000	6,513,509
Taisei Corp.	1,863,000	6,479,407
Daito Trust Construction Co. Ltd.	186,300	6,428,254
Casio Computer Co. Ltd.	621,000	6,416,886
Sekisui Chemical Co. Ltd.	1,242,000	6,411,203
Marubeni Corp.	3,105,000	6,252,059
Nidec Corp.	62,100	6,138,386
Asahi Breweries Ltd.	621,000	6,098,600
Sumitomo Realty & Development Co. Ltd.	621,000	6,041,763
Joyo Bank Ltd.	1,863,000	6,036,079
Yamada Denki Co. Ltd.	186,300	5,916,721
Sumitomo Metal Industries Ltd.	6,210,000	5,854,201
Uni-Charm Corp.	124,200	5,808,731
Obayashi Corp.	1,242,000	5,695,058
Nisshin Seifun Group Inc.	621,000	5,592,751

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
Mitsui Trust Holdings Inc.[1]	1,242,000	$5,570,016
Shimizu Corp.	1,242,000	5,547,282
Oki Electric Industry Co. Ltd.[1]	1,242,000	5,524,547
Teijin Ltd.	1,863,000	5,490,445
Takashimaya Co. Ltd.	621,000	5,456,343
Citizen Watch Co. Ltd.	621,000	5,427,924
Toto Ltd.	621,000	5,410,873
Takara Holdings Inc.	621,000	5,399,506
Seino Transportation Co. Ltd.	621,000	5,376,771
Kaneka Corp.	621,000	5,336,985
NSK Ltd.	1,242,000	5,263,097
Nissan Chemical Industries Ltd.	621,000	5,052,801
Bank of Fukuoka Ltd.	1,242,000	5,024,382
CSK Corp.	124,200	5,024,382
Anritsu Corp.[1]	621,000	5,018,698
Chiba Bank Ltd. (The)	1,242,000	4,990,280
TonenGeneral Sekiyu K.K.	621,000	4,984,597
Mitsui Mining & Smelting Co. Ltd.	1,242,000	4,933,443
Kuraray Co. Ltd.	621,000	4,916,392
JAFCO Co. Ltd.	62,100	4,859,555
Konami Corp.	186,300	4,842,504
Taiheiyo Cement Corp.	1,863,000	4,723,147
Kikkoman Corp.	621,000	4,717,463
NGK Insulators Ltd.	621,000	4,643,575
Nissin Food Products Co. Ltd.	186,300	4,569,687
Furkukawa Electric Co. Ltd.	1,242,000	4,444,646
Suzuken Co. Ltd.	124,200	4,376,442
THK Co. Ltd.	248,400	4,353,707
Dainippon Screen Manufacturing Co. Ltd.[1]	621,000	4,342,339
Tosoh Corp.	1,242,000	4,319,605
Mitsubishi Rayon Co. Ltd.	1,242,000	4,308,237
Nippon Shokubai Co. Ltd.	621,000	4,302,554
Lawson Inc.	124,200	4,296,870
Shimamura Co. Ltd.	62,100	4,262,768
Kamigumi Co. Ltd.	621,000	4,166,145
Mabuchi Motor Co. Ltd.	62,100	4,137,727
Shimano Inc.	186,300	4,109,308
Hino Motors Ltd.	621,000	4,035,420
Kawasaki Heavy Industries Ltd.	3,105,000	3,978,583
Kyowa Hakko Kogyo Co. Ltd.	621,000	3,938,797
Japan Airlines System Corp.	1,242,000	$3,933,114
Daimaru Inc. (The)	621,000	3,927,430
All Nippon Airways Co. Ltd.[1]	1,242,000	3,830,807
Showa Denko K.K.	1,863,000	3,734,185
Suruga Bank Ltd. (The)	621,000	3,734,185
Denki Kagaku Kogyo Kabushiki Kaisha	1,242,000	3,717,133
Sumitomo Bakelite Co. Ltd.	621,000	3,643,246
Mitsubishi Materials Corp.[1]	1,863,000	3,631,878
Dowa Mining Co. Ltd.	621,000	3,478,419
Aeon Credit Service Co. Ltd.	62,190	3,472,076
Amada Co. Ltd.	621,000	3,438,633
Ishikawajima-Harima Heavy Industries Co. Ltd.	2,484,000	3,432,949
FamilyMart Co. Ltd.	124,200	3,398,847
77 Bank Ltd. (The)	621,000	3,370,428
Nisshinbo Industries Inc.	621,000	3,290,857
Oracle Corp.	62,100	3,273,806
Nippon Mining Holdings Inc.	931,500	3,248,229
Nippon Kayaku Co. Ltd.	621,000	3,222,652
Kinden Corp.	621,000	3,171,499
Benesse Corp.	124,200	3,137,397
Toyoda Gosei Co. Ltd.	124,200	3,137,397
SEGA Corp.[1]	310,500	3,097,611
Shimachu Co. Ltd.	124,200	3,069,193
Namco Ltd.	124,200	3,057,825
Fujikura Ltd.	621,000	3,018,039
Mitsui Engineering & Shipbuilding Co. Ltd.	1,863,000	3,000,989
Kawasaki Kisen Kaisha Ltd.	621,000	2,989,621
Okumura Corp.	621,000	2,955,519
Teikoku Oil Co. Ltd.	621,000	2,898,682
Ebara Corp.	621,000	2,875,948
Minebea Co. Ltd.	621,000	2,875,948
Mitsukoshi Ltd.	621,000	2,864,580
Gunma Bank Ltd.	621,000	2,813,427
NTN Corp.	621,000	2,813,427
Sumitomo Heavy Industries Ltd.[1]	1,242,000	2,773,641
Nippon Sanso Corp.	621,000	2,756,590
Meiji Seika Kaisha Ltd.	621,000	2,733,855
Meiji Dairies Corp.	621,000	2,711,120

8	2004 iSHARE SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
Toyobo Co. Ltd.	1,242,000	$2,705,437
Ube Industries Ltd.	1,863,000	2,694,069
Dainippon Ink & Chemicals Inc.	1,242,000	2,682,702
Gunze Ltd.	621,000	2,677,018
Fuji Electric Holdings Co. Ltd.	1,242,000	2,671,334
Coca-Cola West Japan Co. Ltd.	124,200	2,654,283
Hitachi Cable Ltd.	621,000	2,546,293
Fuji Television Network Inc.	577	2,529,590
Aoyama Trading Co. Ltd.	124,200	2,495,140
Ito En Ltd.	62,100	2,455,354
TIS Inc.	62,100	2,455,354
Daicel Chemical Industries Ltd.	621,000	2,370,099
Bandai Co. Ltd.	101,699	2,313,033
Nippon Sheet Glass Co. Ltd.	621,000	2,210,955
Meitec Corp.	62,100	2,193,904
Nishimatsu Construction Co. Ltd.	621,000	2,193,904
Nichirei Corp.	621,000	2,125,700
Katokichi Co. Ltd.	124,200	2,115,470
Toda Corp.	621,000	2,051,812
Mitsubishi Gas Chemical Co. Inc.	621,000	2,017,710
World Co. Ltd.	62,100	2,000,659
Itochu Techno-Science Corp.	62,100	1,989,292
Capcom Co. Ltd.	186,300	1,935,297
Ariake Japan Co. Ltd.	62,100	1,898,353
Sapporo Breweries Ltd.	621,000	1,864,250
Hitachi Software Engineering Co. Ltd.	62,100	1,628,377
Hokugin Financial Group Inc.[1]	1,242,000	1,580,066
Asatsu-DK Inc.	62,100	1,563,015
Autobacs Seven Co. Ltd.	62,100	1,560,173
Saizeriya Co. Ltd.	124,290	1,439,016
Sumitomo Osaka Cement Co. Ltd.	621,000	1,301,565
Ishihara Sangyo Kaisha Ltd.[1]	621,000	1,267,463
Aderans Co. Ltd.	62,100	1,250,412
Bellsystem24 Inc.	6,210	1,242,455
Kanebo Ltd.[1]	1,242,000	1,204,942
Snow Brand Milk Products Co. Ltd.[1]	310,500	903,704

TOTAL COMMON STOCKS (Cost: $3,359,651,108)		3,581,234,625

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 4.88%

MONEY MARKET FUNDS – 2.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	56,731,576	$56,731,576
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	21,052,238	21,052,238
BlackRock Temp Cash Money Market Fund[2]	975,969	975,969
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares[2]	4,922,509	4,922,509

		83,682,292

FLOATING RATE NOTES – 1.36%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$956,920	956,889
1.05%, 09/15/04[2,4]	1,913,840	1,913,736
1.05%, 10/12/04[2,4]	956,920	956,862
1.14%, 08/23/04[2,4]	956,920	957,314
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,435,380	1,435,250
1.38%, 11/22/04[2]	478,460	478,486
1.40%, 10/29/04[2]	1,913,840	1,913,808
CC USA Inc.
1.05%, 04/19/04[2,4]	842,090	842,084
1.06%, 05/24/04[2,4]	1,913,840	1,913,796
1.09%, 07/15/04[2,4]	956,920	957,048
1.51%, 02/15/05[2,4]	1,243,996	1,245,899
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	1,913,840	1,913,777
1.24%, 08/09/04[2]	478,460	478,428
1.48%, 01/18/05[2,4]	1,435,380	1,435,317
Five Finance Inc.
1.06%, 04/15/04[2,4]	956,920	956,920
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	1,913,840	1,913,840
Holmes Financing PLC
1.05%, 04/15/04[2]	191,384	191,384

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$478,460	$478,427
1.05%, 09/27/04[2,4]	2,066,947	2,066,770
1.06%, 05/17/04[2]	956,920	956,910
1.07%, 04/13/04[2]	956,920	956,915
1.46%, 01/12/05[2,4]	956,920	956,837
Links Finance LLC
1.05%, 06/28/04[2]	956,920	956,858
1.06%, 07/20/04[2]	765,536	765,477
1.07%, 03/29/04[2]	956,920	956,920
1.07%, 05/04/04[2]	956,920	956,912
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,435,380	1,435,380
1.17%, 12/28/04[2,4]	1,913,840	1,913,840
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,818,148	1,818,148
Permanent Financing PLC
1.06%, 12/10/04[2]	956,920	956,920
Sigma Finance Inc.
1.06%, 07/01/04[2]	956,920	956,840
1.06%, 07/20/04[2]	956,920	956,846
1.09%, 10/07/04[2]	1,913,840	1,913,610
1.24%, 08/06/04[2]	478,460	478,439
Tango Finance Corp.
1.05%, 01/18/05[2,4]	842,090	842,014
1.06%, 07/15/04[2,4]	574,152	574,081
1.07%, 02/25/05[2,4]	1,071,750	1,071,539
1.10%, 07/06/04[2,4]	574,152	574,132
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	956,920	956,816
1.32%, 02/04/05[2,4]	478,460	478,371
White Pine Finance LLC
1.04%, 08/26/04[2,4]	956,920	956,848
1.06%, 04/20/04[2,4]	956,920	956,920
1.06%, 07/06/04[2,4]	1,148,304	1,148,266
1.06%, 11/15/04[2,4]	1,148,304	1,148,304

		48,650,178
COMMERCIAL PAPER—0.57%
Amsterdam Funding Corp
1.03%, 03/03/04[2]	1,435,380	1,435,298
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	$956,920	$956,509
1.05%, 05/21/04[2]	995,196	992,857
CRC Funding LLC
1.03%, 03/26/04[2]	765,536	764,988
Delaware Funding Corp.
1.02%, 03/16/04[2]	1,935,007	1,934,185
1.03%, 03/05/04[2]	855,314	855,216
Edison Asset Securitization
1.03%, 03/03/04[2]	1,435,380	1,435,298
Eureka Securitization Inc.
1.04%, 04/14/04[2]	1,148,304	1,146,844
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	669,844	669,671
Galaxy Funding Inc.
1.05%, 05/17/04[2]	956,920	954,781
Gemini Securitization Corp.
1.04%, 04/19/04[2]	478,460	477,783
GIRO Funding US Corp.
1.05%, 05/19/04[2]	478,460	477,358
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	956,920	956,290
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	382,768	382,669
New Center Asset Trust
1.04%, 03/01/04[2]	478,460	478,460
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	786,301	785,829
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	1,913,840	1,913,066
1.04%, 05/20/04[2]	478,460	477,354
Receivables Capital Corp.
1.03%, 03/15/04[2]	2,086,085	2,085,250
Windmill Funding Corp.
1.03%, 03/05/04[2]	1,092,803	1,092,677

		20,272,383
TIME DEPOSITS 0.44%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	1,913,840	1,913,840
1.33%, 02/10/05[2]	956,920	956,784
1.39%, 02/02/05[2]	956,920	956,787
1.40%, 10/25/04[2]	1,913,840	1,913,653

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI JAPAN INDEX FUND

February 29, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[2]	$1,913,840	$1,913,711
Bank of Novia Scotia
1.24%, 10/07/04[2]	1,435,380	1,435,293
1.42%, 10/29/04[2]	1,435,380	1,435,451
SunTrust Bank
1.01%, 03/01/04[2]	3,157,836	3,157,836
Toronto-Dominion Bank
1.34%, 02/10/05[2]	765,536	765,427
1.41%, 11/01/04[2]	1,435,380	1,435,284

		15,884,066
U.S. GOVERNMENT AGENCY NOTES – 0.13%

Federal Home Loan
Mortgage Corporation
1.15%, 05/12/04[2]	1,435,379	1,432,079
1.28%, 08/19/04[2]	765,535	760,881
Federal National
Mortgage Association
1.28%, 08/20/04[2]	2,487,990	2,472,776

		4,665,736
REPURCHASE AGREEMENTS – 0.05%

Merrill Lynch Government
Securities Inc.
1.06%, 03/01/04[2]	1,913,840	1,913,840

		1,913,840

TOTAL SHORT-TERM INVESTMENTS (COST: $175,068,495)		175,068,495

TOTAL INVESTMENTS IN SECURITIES – 104.80% (Cost $3,534,719,603)		3,756,303,120

Other Assets, Less Liabilities – (4.80%)		(172,111,323)

NET ASSETS – 100.00%		$3,584,191,797

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes To Financial Statements.

SCHEDULE OF INVESTMENTS	11

Statement of Assets and Liabilities (Unaudited)

iSHARES, INC.

February 29, 2004

iShares MSCI Japan Index Fund

ASSETS
Investments at cost	$3,534,719,603

Foreign currency, at cost	$1,029,759

Investments in securities, at value (including securities on loana) (Note 1)	$3,756,303,120
Foreign currency, at value	1,009,450
Receivables:
Investment securities sold	4,302,385
Dividends and interest	1,656,149
Capital stock sold	105,048

Total Assets	3,763,376,152

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	174,765,583
Advisory fees (Note 2)	3,104,427
Distribution fees	1,314,345

Total Liabilities	179,184,355

NET ASSETS	$3,584,191,797

Net assets consist of:
Paid-in capital	$3,385,275,402
Accumulated net investment loss	(2,230,768)
Accumulated net realized loss	(20,382,522)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	221,529,685

NET ASSETS	$3,584,191,797

Shares outstanding	372,600,000

Net asset value per share	$9.62

[a]	Securities on loan with market value of $165,952,637. See Note 5.

See notes to financial statements.

Statement of Operations (Unaudited)

iSHARES, INC.

For the six months ended February 29, 2004

iShares MSCI Japan Index Fund

NET INVESTMENT INCOME
Dividends[a]	$8,888,555
Interest	13,304
Securities lending income	432,618

Total investment income	9,334,477

EXPENSES (NOTE 2)
Advisory fees	7,621,224
Distribution fees	3,229,332

Total expenses	10,850,556

Net investment loss	(1,516,079)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,580,811)
In-kind redemptions	64,014,188
Foreign currency transactions	431,806

Net realized gain	61,865,183

Net change in unrealized appreciation (depreciation) on:
Investments	266,267,675
Translation of assets and liabilities in foreign currencies	(75,758)

Net change in unrealized appreciation (depreciation)	266,191,917

Net realized and unrealized gain	328,057,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,541,021

[a]	Net of foreign withholding tax of $925,296.

See notes to financial statements.

Statements of Changes in Net Assets

iSHARES, INC.

	iShares MSCI Japan Index Fund
	For the six months ended February 29, 2004 (unaudited)	For the year ended August 31, 2003

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,516,079)	$212,198
Net realized gain	61,865,183	8,673,926
Net change in unrealized appreciation (depreciation)	266,191,917	171,100,487

Net increase in net assets resulting from operations	326,541,021	179,986,611

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(474,213)	—

Total distributions to shareholders	(474,213)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,731,933,278	1,146,153,031
Cost of shares redeemed	(200,663,190)	(265,660,262)

Net increase in net assets from capital share transactions	1,531,270,088	880,492,769

INCREASE IN NET ASSETS	1,857,336,896	1,060,479,380
NET ASSETS:
Beginning of period	1,726,854,901	666,375,521

End of period	$3,584,191,797	$1,726,854,901

Accumulated net investment loss included in net assets at end of period	$(2,230,768)	$(240,476)

SHARES ISSUED AND REDEEMED:
Shares sold	185,400,000	158,400,000
Shares redeemed	(21,000,000)	(36,000,000)

Net increase in shares outstanding	164,400,000	122,400,000

See notes to financial statements

Financial Highlights

iSHARES, INC.

(For a share outstanding throughout each period)

	iSHARES MSCI Japan Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year Ended Aug. 31, 2003	Year Ended Aug. 31, 2002	Year Ended Aug. 31, 2001	Year Ended Aug. 31, 2000	Year Ended Aug. 31, 1999
Net Asset Value, Beginning Of Period	$8.29	$7.77	$9.07	$13.82	$13.22	$8.39

Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.00[3]	(0.01)	(0.01)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.34	0.52	(1.29)	(4.74)	1.21	4.91

Total from investment operations	1.33	0.52	(1.30)	(4.75)	1.16	4.88

Less Distributions From:
Net investment income	(0.00)[3]	—	—	—	(0.00)[3]	(0.04)
Net realized gain	—	—	—	—	(0.53)	—
Return of capital	—	—	—	—	(0.03)	(0.01)

Total distributions	(0.00)	—	—	—	(0.56)	(0.05)

Net Asset Value, End Of Period	$9.62	$8.29	$7.77	$9.07	$13.82	$13.22

Total Return	16.06%[4]	6.69%	(14.33)%	(34.37)%	8.75%	58.14%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,584,192	$1,726,855	$666,376	$527,899	$787,790	$713,653
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.88%	0.94%
Ratio of net investment income (loss) to average net assets[5]	(0.12)%	0.03%	(0.12)%	(0.11)%	(0.32)%	(0.27)%
Portfolio turnover rate[2]	0%[6]	2%	2%	21%	22%	0%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.
[6]	Rounds to less than 1%.

See Notes To Financial Statements.

FINANCIAL HIGHLIGHTS	15

Notes To The Financial Statements (Unaudited)

iSHARES, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994. As of February 29, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment advisor utilizes a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark index used by the Fund. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes To The Financial Statements (Unaudited) (Continued)

iSHARES, INC.

FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currency and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rate utilized by MSCI in the calculation of the MSCI Japan Index (currently, the exchange rate as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment advisor concludes that such rate is more appropriate.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

At August 31, 2003, the tax year-end of the Fund, the components of distributable earnings (accumulated losses) on a tax basis consisted of undistributed ordinary income of $474,213, unrealized depreciation of $52,845,227 and capital and other losses of $74,779,399, for total accumulated losses of $127,150,413.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2004.

At August 31, 2003, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173 and $3,621,148 expiring in 2009, 2010 and 2011, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

If the Fund owns shares in certain foreign investment entities, referred to, under U.S. tax law code, as “passive foreign investment companies”, the Fund may elect to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2003, the Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Fund at February 29, 2004 represent collateral from securities on loan. For further information, see Note 5, below.

NOTES TO THE FINANCIAL HIGHLIGHTS	17

Notes to The Financial Statements (Unaudited) ( Continued)

iSHARES, INC.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Barclays Global Fund Advisors (“BGFA”) acts as investment advisor to the Company and is responsible for the investment management of the Fund. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA serves as investment advisor to the Fund pursuant to an Advisory Agreement between the Company and BGFA, as amended on December 28, 2001. Under this agreement, BGFA is responsible for placing purchase and sale orders, providing continuous supervision of the investment portfolio of the Fund, and the general management of the Company’s affairs.

Under the Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of the Fund, other than interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, extraordinary expenses, distribution fees and advisory fees.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the MSCI Japan Index. Under a sub-license agreement between BGI and the Fund, the fee for the use of the MSCI Japan Index is paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Fund’s investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2004, BGI earned securities lending agent fees of $465,665.

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. The Company has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive a distribution fee from the Fund, not to exceed 0.25% of the average daily net assets of the Fund, for distribution-related services.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively the “Master Portfolios”), respectively, which are managed by BGFA, the Fund’s investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee.

18	2004 iSHARE SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to The Financial Statements (Unaudited) ( Continued)

iSHARES, INC.

Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

As of February 29, 2004, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2004, aggregated $9,844,240 and $11,683,322, respectively.

In-kind purchases and sales for the six months ended February 29, 2004, aggregated $1,728,999,032 and $200,119,812, respectively.

At February 29, 2004, the cost of investments for federal income tax purposes was $3,543,721,162. Net unrealized appreciation aggregated $212,581,958, of which $285,485,946 represented gross unrealized appreciation on securities and $72,903,988 represented gross unrealized depreciation on securities.

4. CAPITAL SHARE TRANSACTIONS

The Company’s authorized shares are 10.9 billion shares of $.001 par value capital stock. At February 29, 2004, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for purchase of Creation Units of the Fund is generally the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the MSCI Japan Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value equal of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of February 29, 2004, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Fund, based on the Fund’s portion of the total cash collateral received. The market value of the securities on loan at February 29, 2004, and the value of the related collateral received are disclosed in the Statement of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO FINANCIAL STATEMENTS	19

Notes:

20	2004 iSHARE SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

The iShares® Family of Funds

The following is a list of iShares Funds being offered as of February 29, 2004, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY)

iShares Russell 3000 Index Fund (IWV)

iShares Russell 3000 Growth Index Fund (IWZ)

iShares Russell 3000 Value Index Fund (IWW)

iShares S&P 1500 Index Fund (ISI)

Large Cap

iShares Russell 1000 Index Fund (IWB)

iShares Russell 1000 Growth Index Fund (IWF)

iShares Russell 1000 Value Index Fund (IWD)

iShares S&P 100 Index Fund (OEF)

iShares S&P 500 Index Fund (IVV)

iShares S&P 500/BARRA Growth Index Fund (IVW)

iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)

iShares Russell Midcap Growth Index Fund (IWP)

iShares Russell Midcap Value Index Fund (IWS)

iShares S&P MidCap 400 Index Fund (IJH)

iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)

iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)

iShares Russell 2000 Growth Index Fund (IWO)

iShares Russell 2000 Value Index Fund (IWN)

iShares S&P SmallCap 600 Index Fund (IJR)

iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)

iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF)

iShares Dow Jones Transportation Average Index Fund (IYT)

iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)

iShares Dow Jones U.S. Energy Sector Index Fund (IYE)

iShares Dow Jones U.S. Financial Sector Index Fund (IYF)

iShares Dow Jones U.S. Financial Services Index Fund (IYG)

iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)

iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)

iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Dow Jones U.S. Technology Sector Index Fund (IYW)

iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)

iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)

iShares Goldman Sachs Natural Resources Index Fund (IGE)

iShares Goldman Sachs Networking Index Fund (IGN)

iShares Goldman Sachs Semiconductor Index Fund (IGW)

iShares Goldman Sachs Software Index Fund (IGV)

iShares Goldman Sachs Technology Index Fund (IGM)

iShares Nasdaq Biotechnology Index Fund (IBB)

Specialty

iShares Dow Jones Select Dividend Index Fund (DVY)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC)

iShares S&P Global Financials Sector Index Fund (IXG)

iShares S&P Global Healthcare Sector Index Fund (IXJ)

iShares S&P Global Technology Sector Index Fund (IXN)

iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)

iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)

iShares MSCI Pacific ex-Japan Index Fund (EPP)

iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)

iShares MSCI Austria Index Fund (EWO)

iShares MSCI Belgium Index Fund (EWK)

iShares MSCI Canada Index Fund (EWC)

iShares MSCI France Index Fund (EWQ)

iShares MSCI Germany Index Fund (EWG)

iShares MSCI Hong Kong Index Fund (EWH)

iShares MSCI Italy Index Fund (EWI)

iShares MSCI Japan Index Fund (EWJ)

iShares MSCI Netherlands Index Fund (EWN)

iShares MSCI Singapore Index Fund (EWS)

iShares MSCI Spain Index Fund (EWP)

iShares MSCI Sweden Index Fund (EWD)

iShares MSCI Switzerland Index Fund (EWL)

iShares MSCI United Kingdom Index Fund (EWU)

iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)

iShares MSCI Malaysia Index Fund (EWM)

iShares MSCI Mexico Index Fund (EWW)

iShares MSCI South Africa Index Fund (EZA)

iShares MSCI South Korea Index Fund (EWY)

iShares MSCI Taiwan Index Fund (EWT)

iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

Fixed Income

iShares GS $ InvesTop™ Corporate Bond Fund (LQD)

iShares Lehman 1-3 Year Treasury Bond Fund (SHY)

iShares Lehman 7-10 Year Treasury Bond Fund (IEF)

iShares Lehman 20+ Year Treasury Bond Fund (TLT)

iShares Lehman Aggregate Bond Fund (AGG)

iShares Lehman TIPS Bond Fund (TIP)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

*2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available with out charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com: and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

I 800 iSHARES (1 800 474 2737) www.iSHARES.COM

BGI-F037-02004	BARCLAYS

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY 29, 2004

[GRAPHIC]

INDUSTRIAL STRENGTH

INVESTMENT TOOLS

iSHARES MSCI AUSTRALIA INDEX FUND

iSHARES MSCI BRAZIL INDEX FUND

iSHARES MSCI CANADA INDEX FUND

iSHARES MSCI EMERGING MARKETS INDEX FUND

iSHARES MSCI HONG KONG INDEX FUND

iSHARES MSCI MALAYSIA INDEX FUND

iSHARES MSCI MEXICO INDEX FUND

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

iSHARES MSCI SINGAPORE INDEX FUND

iSHARES MSCI SOUTH AFRICA INDEX FUND

iSHARES MSCI SOUTH KOREA INDEX FUND

iSHARES MSCI TAIWAN INDEX FUND

To Our Shareholders:

Following several years of economic slowdown, international markets showed renewed strength during the past six months. Declining interest rates around the world largely fueled the rise. Corporate cost cutting measures and improving investor confidence levels also helped buoy market levels.

In general, emerging markets were the performance leaders, benefiting from rising export demand as global economic conditions firmed. As China developed into a more important global market, many emerging markets found they did not depend so heavily on the U.S. for export growth. Japan bounced back, delivering an impressive 7% gross domestic product (GDP) annualized growth rate in the fourth quarter of 2003 alone. Europe showed more muted growth levels, still somewhat hemmed in by the euro’s continued rise against the U.S. dollar. For many markets, in Europe and elsewhere, the weakening U.S. dollar had a dampening effect as it made those countries’ exports more expensive in U.S. dollars. For U.S.-based investors, however, the relative strength of the foreign currencies helped to boost returns.

While the improved market returns provided a welcome relief from the weak market environment of the past few years, we urge you to keep in mind that past performance is not a guarantee of future returns. In light of today’s complex and uncertain market environment, the iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently introduced the iShares S&P 1500 Index Fund, offering access to approximately 90% of the total U.S. equity market capitalization. Launched late last year, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index, while the iShares Dow Jones Transportation Average Index Fund provides exposure to airlines, industrial transportation companies and general industrial services companies. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities. Looking ahead to the future, the iShares Funds plan to introduce new funds, which will give investors focused exposure to additional indexes.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 80 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and as of February 29, 2004, had reached $68.3 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

[GRAPHIC APPEARS HERE]

Lee T. Kranefuss

President and Chairman of the Board of Directors

iShares, Inc.

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.ishares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or Standard and Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.98%	56.49%	55.58%	10.37%	10.18%	10.16%	7.17%	7.28%	7.51%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.98%	56.49%	55.58%	63.76%	62.38%	62.23%	73.68%	75.06%	78.10%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	29.35%
Materials	[GRAPHIC APPEARS HERE]	21.12%
Media	[GRAPHIC APPEARS HERE]	9.30%
Real Estate	[GRAPHIC APPEARS HERE]	8.73%
Insurance	[GRAPHIC APPEARS HERE]	4.72%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	4.06%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	3.25%
Diversified Financials	[GRAPHIC APPEARS HERE]	3.16%
Energy	[GRAPHIC APPEARS HERE]	2.83%
Transportation	[GRAPHIC APPEARS HERE]	2.43%

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 27.35%, while the Index returned 27.10%.

Following a twelve-year run of economic expansion, characterized by low inflation and low interest rates, Australia’s economy began to see signs of slowing during the reporting period. Thanks to low interest rates, Australians were on a buying streak that fueled an overheated housing market. In response, the central bank raised interest rates in November and again in December.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The country’s strong currency also began to weigh on growth prospects. Although U.S. economic recovery increased export demand for Australia, the Australian dollar’s rapid gains against the U.S. dollar limited the potential gains. However, for U.S.-based investors, the strengthening Australian currency meant enhanced returns on Australian-based investments during the reporting period.

Despite the dampening effect of the strong currency, BHP Billiton Ltd. (9.00% of the net assets of the Fund as of February 29, 2004) posted gains, in part due to increased demand from China. Banks generally performed well, with Commonwealth Bank of Australia, Australia and New Zealand Banking Group Ltd., and Westpac Banking Corp. Ltd. (7.83%, 6.35%, and 5.91%, respectively, of the net assets of the Fund as of February 29, 2004) all posting gains during the reporting period.

The preferred and common shares of The News Corp. Ltd. (5.66% and 3.25%, respectively, of the net assets of the Fund as of February 29, 2004) declined during the reporting period, as the publication and entertainment giant’s revenues were hampered by the strong Australian currency. Woolworths Ltd. (2.34% of the net assets of the Fund as of February 29, 2004) posted a slight loss.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
128.13%	127.72%	130.21%	(2.34)%	(2.30)%	0.34%	(8.26)%	(8.12)%	1.24%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Materials	[GRAPHIC APPEARS HERE]	27.72%
Energy	[GRAPHIC APPEARS HERE]	23.88%
Telecommunication Services	[GRAPHIC APPEARS HERE]	12.60%
Banks	[GRAPHIC APPEARS HERE]	11.15%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	11.14%
Utilities	[GRAPHIC APPEARS HERE]	7.02%
Capital Goods	[GRAPHIC APPEARS HERE]	3.97%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	1.14%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	0.37%

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 39.42%, while the Index returned 40.26%.

Brazil delivered one of the strongest equity market and currency performances in the world during the reporting period.

During the reporting period, Brazil’s stock market gained amid prospects for accelerating economic expansion. During the course of the reporting period, the central bank cut its benchmark lending rate by a full 5.5%, from 22.0% to 16.5%. President Luiz Inacio Lula da Silva continued to implement measures to spur economic growth. In September, he passed a bill aimed at overhauling the tax system, including tax breaks for investment. In November, he introduced a bill that would revamp the power industry by allowing supply and demand to determine electricity prices.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The measures appeared to be taking hold, with gross domestic product growth reaching an annual rate of 6% in the fourth quarter of 2003. On the other hand, unemployment grew slightly, topping 11%, and household consumption declined. Moreover, when the central bank held interest rates steady during the first two months of 2004, citing possible inflation concerns, markets responded negatively. The possibility of higher interest rates in the U.S. also weighed on the market. For U.S. dollar-based investors, returns were enhanced by the strength of the local currency during the reporting period.

Oil company Petroleo Brasileiro SA performed well during the reporting period. Its preferred and common shares, which represented 13.13% and 10.75%, respectively, of the net assets of the Fund as of February 29, 2004, delivered solid gains. Mining giant Companhia Vale do Rio Doce (whose Class A shares and ADR shares represented 9.59% and 6.33%, respectively, of the net assets of the Fund as of February 29, 2004) posted strong gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® MSCI CANADA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.55%	49.11%	50.05%	11.85%	11.88%	12.26%	10.56%	10.62%	11.33%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.55%	49.11%	50.05%	75.02%	75.32%	78.28%	122.57%	123.54%	135.20%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	21.85%
Energy	[GRAPHIC APPEARS HERE]	16.70%
Materials	[GRAPHIC APPEARS HERE]	16.34%
Insurance	[GRAPHIC APPEARS HERE]	8.63%
Technology Hardware & Equipment	[GRAPHIC APPEARS HERE]	7.38%
Diversified Financials	[GRAPHIC APPEARS HERE]	4.56%
Utilities	[GRAPHIC APPEARS HERE]	4.00%
Transportation	[GRAPHIC APPEARS HERE]	3.61%
Media	[GRAPHIC APPEARS HERE]	2.83%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	2.61%

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 21.02%, while the Index returned 21.64%.

Although the Canadian market entered the reporting period better poised than many for economic recovery, its growth stalled during the past six months. The country battled a series of unforeseen events, such as SARS and Mad Cow Disease, but it was the strength of its currency that put a stranglehold on economic growth.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Canada depends heavily on exports to the U.S., which account for 85% of Canada’s exports, for its economic prosperity. As the Canadian currency rose against the U.S. dollar, its export levels diminished. Export levels to the U.S. shrank in each of the three final months of 2003, as the U.S. turned instead to suppliers in China and Mexico.

For the entire year of 2003, gross domestic product growth was a slight 1.5%. In response to the anemic growth rate, the central bank attempted to stimulate the economy by lowering its benchmark lending rate in January, from 2.75% to 2.50%.

Among the Fund’s ten largest holdings, the strongest performer far and away was Nortel Networks Corp., the second largest holding at 6.62% of the net assets of the Fund as of February 29, 2004. Participating in a global rebound in the telecommunications industry, the company posted triple-digit gains during the reporting period.

Financial companies also moved in step with their counterparts around the world. Bank of Montreal and Canadian Imperial Bank of Commerce (4.28% and 4.00%, respectively, of the net assets of the Fund as of February 29, 2004) both performed well during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of 2/29/04

Total Returns
Inception to 2/29/04
NAV	MARKET	INDEX
71.66%	73.17%	69.79%

“Total returns” represent the total change in value of an investment over the period indicated and are calculated from the inception date of the Fund (4/7/03).

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and since inception periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY COUNTRY (% of Net Assets)
South Korea	[GRAPHIC APPEARS HERE]	17.78%
South Africa	[GRAPHIC APPEARS HERE]	14.36%
Taiwan	[GRAPHIC APPEARS HERE]	11.89%
Brazil	[GRAPHIC APPEARS HERE]	8.15%
Mexico	[GRAPHIC APPEARS HERE]	7.49%
Russia	[GRAPHIC APPEARS HERE]	5.16%
India	[GRAPHIC APPEARS HERE]	5.02%
China	[GRAPHIC APPEARS HERE]	4.76%
Hong Kong	[GRAPHIC APPEARS HERE]	4.52%
Thailand	[GRAPHIC APPEARS HERE]	3.97%

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 28.40%, while the Index returned 28.41%.

Emerging markets generally delivered healthy gains during the reporting period. Because many emerging markets depend on exports to the U.S. and to neighboring countries for their economic livelihood, the improving economic conditions in the U.S. and other major markets helped to buoy market returns. For some emerging markets, however, currency strength against the U.S. dollar dampened export trade somewhat. For U.S.-based investors, however, the weakness of the U.S. dollar boosted returns in these emerging markets.

South Korea overcame a number of obstacles during the reporting period to deliver gains. Early in the period, the International Monetary Fund cut its growth outlook for the country down from 5.0% to 2.5%. News of OPEC’s plans to cut oil production was also negative for Korea, which is the world’s fourth-largest oil importer. However, as a major exporter of electronics, South Korea benefited from signs of recovery in the U.S. during the reporting period. The world’s second-largest chipmaker and the largest Fund holding at 7.66% of net assets as of February 29, 2004, Samsung Electronics Co. Ltd. benefited from the increased export demand. In general, the telecommunications sector rebounded worldwide during the reporting period. Hong Kong’s China Mobile Ltd. participated in this trend, (1.92% of the net assets of the Fund as of February 29, 2004) posting gains for the reporting period.

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Taiwanese market also advanced during the reporting period. Because of Taiwan’s dependence on exports, signs of increasing global growth helped boost the equity market. Although strength in the U.S. helped Taiwan’s export market, growing economic strength in the U.S., China and Japan also contributed to export growth, helping Taiwan’s local economy. In December alone, Taiwan’s export orders rose 20% to a record $15.7 billion on stronger Chinese and U.S. demand for computer chips, flat-panel displays and other electronic goods.

South Africa, on the other hand, found its growth hindered by the strength of its currency, which gained against the U.S. dollar during the reporting period. Record high gold prices helped to mitigate the problem for Anglo American PLC (3.93% of the Fund’s net assets as of February 29, 2004), the largest mining company in the world, although it did implement cost-cutting measures to counter the currency’s rise and deliver positive returns.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.79%	55.04%	57.49%	7.62%	7.61%	8.35%	1.22%	1.27%	3.41%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception To 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.79%	55.04%	57.49%	44.35%	44.31%	49.31%	10.13%	10.60%	30.60%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Real Estate	[GRAPHIC APPEARS HERE]	26.39%
Banks	[GRAPHIC APPEARS HERE]	16.10%
Capital Goods	[GRAPHIC APPEARS HERE]	15.20%
Utilities	[GRAPHIC APPEARS HERE]	14.96%
Diversified Financials	[GRAPHIC APPEARS HERE]	9.84%
Retailing	[GRAPHIC APPEARS HERE]	4.89%
Transportation	[GRAPHIC APPEARS HERE]	4.69%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	2.16%
Telecommunication Services	[GRAPHIC APPEARS HERE]	2.08%
Media	[GRAPHIC APPEARS HERE]	1.58%

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 26.28%, while the Index returned 26.60%.

The Hong Kong market delivered solid gains during the reporting period. After successfully fighting off the effects of global economic slowdown and the SARS virus in the past few years, the Hong Kong economy rebounded at a healthy pace.

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Unlike many of its Asian neighbors who depend heavily on electronics-related exports to drive their economies, Hong Kong is largely a services-based economy. Generally as its ties to mainland China strengthened, so did its role as the provider of service-based industries, such as tourism, financial services, and professional services.

Driving much of the market’s returns during the reporting period was the real estate market. The largest holdings in the Fund, Hutchison Whampoa Ltd., Cheung Kong (Holdings) Ltd., and Sun Hung Kai Properties Ltd. (13.98%, 10.19%, and 9.33%, respectively, of the net assets of the Fund as of February 29, 2004) all posted gains during the reporting period. Swire Pacific Ltd. Class A shares (4.57% of the Fund’s net assets as of February 29, 2004) and BOC Hong Kong (Holdings) Ltd. (4.85% of the net assets of the Fund as of February 29, 2004) also performed well during the reporting period, logging some of the best gains among the Fund’s ten largest holdings.

As the economic landscape strengthened in Hong Kong and the region, utilities companies also gained ground. Hong Kong & China Gas Co. Ltd. and Hongkong Electric Holdings Ltd. (4.72% and 4.07%, respectively, of the Fund’s net assets as of February 29, 2004) both performed well during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.17%	44.75%	41.01%	21.22%	16.80%	19.93%	(5.53)%	(5.46)%	(4.30)%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.17%	44.75%	41.01%	161.76%	117.38%	148.09%	(36.45)%	(36.06)%	(29.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Malaysia Fund, which has a NAV determined prior to the opening of the regular trading day on the American Stock Exchange (the “Amex”), the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the Amex. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	22.07%
Hotels Restaurants & Leisure	[GRAPHIC APPEARS HERE]	11.93%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	11.62%
Capital Goods	[GRAPHIC APPEARS HERE]	11.21%
Telecommunication Services	[GRAPHIC APPEARS HERE]	9.94%
Utilities	[GRAPHIC APPEARS HERE]	9.94%
Transportation	[GRAPHIC APPEARS HERE]	7.06%
Diversified Financials	[GRAPHIC APPEARS HERE]	3.88%
Automobiles & Components	[GRAPHIC APPEARS HERE]	3.36%
Media	[GRAPHIC APPEARS HERE]	2.79%

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 20.35%, while the Index returned 21.18%.

After struggling in the last reporting period with the repercussions of a sluggish global economy, the SARS virus and the terrorist bombings in Bali, the Malaysian market rebounded during the reporting period.

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Malaysia’s economy historically has relied heavily on exports and tourism, and therefore benefited during the reporting period from the upswing in economic growth both in the U.S. and among its Asian neighbors. During the reporting period, Genting Bhd (4.14% of the net assets of the Fund as of February 29, 2004), Malaysian International Shipping Corp. Bhd. (3.73% of the net assets of the Fund as of February 29, 2004), and Sime Darby Bhd. (4.80% of the net assets of the Fund as of February 29, 2004) benefited from the improved economic environment and increase in foreign demand.

Financial companies also were buoyed by increased economic activity. The largest Fund holding at 10.10% of net assets as of February 29, 2004, Malayan Banking Bhd., posted gains for the reporting period. Commerce Asset Holdings Bhd. (4.63% of the Fund’s net assets as of February 29, 2004) also performed well.

During the last two decades, Malaysia’s export market has shifted from commodities toward electronics, its leading export today. Together, electronic parts and semiconductors account for roughly 40% of Malaysia’s export. Even so, the country remains a leading exporter of commodity products, including palm oil. IOI Corp. Bhd., a major producer of palm oil and rubber, represented 4.33% of the Fund’s net assets as of February 29, 2004 and logged healthy gains during the reporting period, thanks to increased regional demand.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® MSCI MEXICO INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.65%	71.53%	64.41%	14.20%	14.67%	15.49%	11.33%	11.36%	13.20%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.65%	71.53%	64.41%	94.25%	98.28%	105.43%	135.18%	135.81%	168.59%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Telecommunication Services	[GRAPHIC APPEARS HERE]	43.40%
Materials	[GRAPHIC APPEARS HERE]	12.89%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	10.76%
Media	[GRAPHIC APPEARS HERE]	7.92%
Banks	[GRAPHIC APPEARS HERE]	6.04%
Capital Goods	[GRAPHIC APPEARS HERE]	4.70%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	4.66%
Retailing	[GRAPHIC APPEARS HERE]	4.42%
Household & Personal Products	[GRAPHIC APPEARS HERE]	2.62%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	1.52%

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 31.96%, while the Index returned 28.51%.

Regulatory constraints, such as those imposed by the Securities and Exchange Commission and Internal Revenue Service, can restrict the Fund’s ability to hold a given index component at its benchmark weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the “5/50 Rule”, precludes the sum of all the securities weighted over 5% in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of February 29, 2004, nearly 80% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight some of these stocks relative to

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

the benchmark, and overweight its investment in other stocks. In general, the overweighted securities outperformed the benchmark returns. This had a positive impact on the Fund’s performance relative to the Index’s and was a major factor in the Fund’s ability to outperform the Index by 3.45 percentage points during the reporting period.

The Mexican economy experienced a more moderate recovery than most international markets during the reporting period. Manufacturing levels remained fairly stagnant, in part due to lack of demand from the U.S., while construction edged up. In October, the central bank revised its forecast for 2003 economic growth downward, from 2.0% to 1.5%, in the face of lower demand for Mexican exports.

Not all sectors were slow, however. Retail sales figures released in late September showed growth levels that exceeded consensus expectations. Rising commodities prices helped boost returns for mining companies.

Telecommunications companies generally moved in step during the reporting period with their counterparts around the world. The largest Fund holding at 21.89% of net assets as of February 29, 2004, America Movil SA de CV Series L, was also a strong performer, rebounding from previous reporting periods. Telefonos de Mexico SA de CV Series L (18.05% of the net assets of the Fund as of February 29, 2004) also posted gains. Financial companies also echoed the performance of their international counterparts. Grupo Financiero BBVA Bancomer SA de CV Class B (4.77% of the net assets of the Fund as of February 29, 2004) was an example, delivering solid gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.94%	55.40%	55.91%	22.28%	22.81%	22.41%	60.35%	61.99%	60.52%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	FUND ALLOCATIONS BY COUNTRY (% of Net Assets)
Australia	[GRAPHIC APPEARS HERE]	63.90%
Hong Kong	[GRAPHIC APPEARS HERE]	22.27%
Singapore	[GRAPHIC APPEARS HERE]	10.51%
New Zealand	[GRAPHIC APPEARS HERE]	2.95%

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific Free ex-Japan Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 26.50%, while the Index returned 26.35%.

The markets comprising the Index – Australia, Hong Kong, New Zealand and Singapore, all posted gains during the reporting period, responding to global economic recovery.

Australia’s economy was hemmed in by its strong currency, as a rising Australian dollar made Australian goods more expensive to its export market. For U.S.-based investors, however, the stronger currency boosted returns, and the Australian market contributed the most, in U.S dollar terms, to the Index’s overall performance during the reporting period. BHP Billiton Ltd. (5.81% of the net assets of the Fund as of February 29, 2004) logged gains despite the strong currency, thanks to growing demand from China. The financial sector also performed well, with Commonwealth Bank of Australia, Australia and New Zealand Banking Group Ltd., and Westpac Banking Corp. Ltd. (5.06%, 4.10% and 3.81%, respectively, of the Fund’s net assets as of February 29, 2004) all posting gains during the reporting period.

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For Hong Kong, the real estate market was the main driver of performance. The sector continued to benefit from the government’s efforts to reverse deflation in the property market. Hutchison Whampoa Ltd. and Cheung Kong (Holdings) Ltd. (2.96% and 2.36%, respectively, of the net assets of the Fund as of February 29, 2004) both posted gains. The gains posted by Sun Hung Kai Properties Ltd. (2.05% of the net assets of the Fund as of February 29, 2004) made it the strongest performer among the Fund’s ten largest holdings during the reporting period.

Singapore’s economy relies largely on exports, particularly those to the U.S. The improving economic climate in the U.S., therefore, helped the Singapore market as demand for exports grew. Its neighboring markets, including Japan and China, also helped to buoy its export market as their respective economies strengthened.

MANAGERS’ DISCUSSION & ANALYSIS	19

Managers’ Discussion & Analysis

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.75%	58.79%	54.39%	4.13%	4.50%	3.84%	(6.18)%	(6.03)%	(5.58)%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.75%	58.79%	54.39%	22.41%	24.60%	20.71%	(39.85)%	(39.08)%	(36.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	37.15%
Telecommunication Services	[GRAPHIC APPEARS HERE]	12.01%
Transportation	[GRAPHIC APPEARS HERE]	11.09%
Capital Goods	[GRAPHIC APPEARS HERE]	10.88%
Real Estate	[GRAPHIC APPEARS HERE]	9.66%
Technology Hardware & Equipment	[GRAPHIC APPEARS HERE]	5.57%
Media	[GRAPHIC APPEARS HERE]	3.42%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	2.61%
Semiconductors & Semiconductor Equipment	[GRAPHIC APPEARS HERE]	2.42%
Diversified Financials	[GRAPHIC APPEARS HERE]	2.27%

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 21.01%, while the Index returned 20.69%.

Singapore shrugged off the difficulties it faced in previous reporting periods to deliver gains during the reporting period. Because Singapore’s economy historically has relied heavily on its export market, particularly to the U.S., it responded positively to signs of renewed economic strength in the U.S. economy.

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The increased export demand translated into gains for companies like Venture Corp. Ltd. (3.96% of the net assets of the Fund as of February 29, 2004) and Keppel Corp. Ltd. (4.03% of the net assets of the Fund as of February 29, 2004). Non-exporting companies also posted gains. Singapore Telecommunications Ltd. (12.01% of the net assets of the Fund as of February 29, 2004) and City Developments Ltd. (3.70% of the net assets of the Fund as of February 29, 2004) were among the strongest performers within the Fund’s ten largest holdings during the reporting period.

Financial companies also generally performed well during the reporting period, as the economic environment improved. The largest Fund holding at 14.27% of net assets as of February 29, 2004, United Overseas Bank Ltd., logged gains, as did DBS Group Holdings Ltd. (13.53% of the net assets of the Fund as of February 29, 2004) and Oversea-Chinese Banking Corp. Ltd. (9.35% of the net assets of the Fund as of February 29, 2004).

Singapore Airlines Ltd. (4.27% of the Fund’s net assets as of February 29, 2004), having overcome a drop-off in business in the wake of the SARS virus was dealt another blow during the reporting period in the form of the November terrorist bombings in Istanbul. Because Singapore Airlines operates regular flights to Istanbul, it suffered a short-term setback, but managed to finish the reporting period in positive territory.

MANAGERS’ DISCUSSION & ANALYSIS	21

Managers’ Discussion & Analysis

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.70%	56.16%	57.44%	50.13%	51.13%	53.27%	54.54%	55.64%	57.92%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Materials	[GRAPHIC APPEARS HERE]	48.39%
Insurance	[GRAPHIC APPEARS HERE]	10.47%
Banks	[GRAPHIC APPEARS HERE]	9.62%
Energy	[GRAPHIC APPEARS HERE]	7.57%
Telecommunication Services	[GRAPHIC APPEARS HERE]	5.83%
Capital Goods	[GRAPHIC APPEARS HERE]	4.10%
Retailing	[GRAPHIC APPEARS HERE]	2.78%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	2.73%
Diversified Financials	[GRAPHIC APPEARS HERE]	1.98%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	1.62%

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 27.83%, while the Index returned 28.23%.

The South African market posted gains during the reporting period. For U.S.-based investors, returns were enhanced by the local currency’s strength against the U.S. dollar.

The South African economy historically has been driven by metals, mining, and materials companies. Despite record high prices for gold, these companies came under pressure during the reporting period. Because these companies generally make their revenues in U.S. dollars but incur costs in South African rand, they have been adversely affected by the local currency’s rapid gains. From its low against the U.S. dollar in December 2002 through November 2003, the currency doubled against the U.S. dollar.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The currency’s strength severely hindered companies like Anglo American PLC, the largest mining company in the world and the largest Fund holding at 24.70% of net assets as of February 29, 2004, which implemented cost-cutting measures to counter the rand’s rise. Other companies cut profit forecasts and pared back on expansion plans due to the pace of cost increases. In December, the currency briefly reversed course, providing relief, but showed strength again in February.

Although Anglo American posted gains for the reporting period, other top ten Fund holdings did not fare as well. Impala Platinum Holdings Ltd., AngloGold Ltd., and Gold Fields Ltd. (4.81%, 4.27%, and 3.84%, respectively, of the net assets of the Fund as of February 29, 2004) all declined.

Apart from the metals and mining-related companies, financial companies generally performed well, with Standard Bank Group Ltd. (5.52% of the net assets of the Fund as of February 29, 2004) logging gains. Telecommunications company MTN Group Ltd. (4.23% of the net assets of the Fund as of February 29, 2004) performed in line with its telecommunications counterparts around the world, and was by far the best performer among the ten largest holdings in the Fund for the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	23

Managers’ Discussion & Analysis

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						CUMULATIVE TOTAL RETURNS
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
63.05%	62.17%	69.46%	8.56%	8.89%	8.88%	36.77%	38.35%	38.30%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the South Korea Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Semiconductors & Semiconductor Equipment	[GRAPHIC APPEARS HERE]	25.74%
Banks	[GRAPHIC APPEARS HERE]	11.94%
Materials	[GRAPHIC APPEARS HERE]	10.87%
Telecommunication Services	[GRAPHIC APPEARS HERE]	8.90%
Technology Hardware & Equipment	[GRAPHIC APPEARS HERE]	7.96%
Automobiles & Components	[GRAPHIC APPEARS HERE]	7.69%
Capital Goods	[GRAPHIC APPEARS HERE]	4.81%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	4.44%
Utilities	[GRAPHIC APPEARS HERE]	3.20%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	2.67%

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 19.85%, while the Index returned 22.10%.

Regulatory constraints, such as those imposed by the Securities and Exchange Commission and Internal Revenue Service, can restrict the Fund’s ability to hold a given index component at its benchmark weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the “Single Issuer Rule”, generally prohibits a fund from investing more than 25% of the value of a fund’s total assets in the securities of a single issuer. To comply with this Rule, the Fund was obligated to underweight its investment in the Index’s largest constituent, Samsung Electronics Co. Ltd., which outperformed the benchmark during the reporting period. This had a negative impact on the Fund’s performance relative to the Index’s, and was a major factor in the Fund’s underperformance of the Index by 2.25 percentage points.

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The South Korean market managed to overcome difficulties on several fronts to deliver gains during the reporting period. Early in the period, the market stumbled as the International Monetary Fund cut its growth outlook for the country down from 5.0% to 2.5%. News of OPEC’s plans to cut oil production compounded the market’s woes, as the production cuts would have meant higher oil prices, which in turn would have raised costs for energy-using companies, slowing their earnings growth. Because it has no natural oil reserves, Korea is the world’s fourth-largest oil importer.

Another concern for the Korean economy has been a slump in domestic demand in the face of high debt payments and tightened lending rules. A report released in October showed that one in seven South Koreans were at least three months overdue on debt payments. In an effort to reverse the trend, the Korean government boosted spending and cut taxes during the reporting period.

Countering these problems, exports rose during the reporting period at their fastest clip in more than three years, as demand for cars, semiconductors and computers accelerated in the U.S., China, and Europe. The world’s second-largest chipmaker and the largest Fund holding at 24.73% of net assets as of February 29, 2004, Samsung Electronics Co. Ltd., benefited from the high export demand. Its affiliate, Samsung SDI Co. Ltd. (4.66% of the net assets of the Fund as of February 29, 2004), which manufactures plasma display panels, showed even stronger gains during the reporting period. Steel manufacturer POSCO (7.42% of the net assets of the Fund as of February 29, 2004), continued to benefit from Korea’s strong currency as it converted foreign gains back into the local currency.

MANAGERS’ DISCUSSION & ANALYSIS	25

Managers’ Discussion & Analysis

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
60.32%	64.83%	62.65%	(10.12)%	(9.86)%	(9.16)%	(32.59)%	(31.87)%	(29.85)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Taiwan Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Semiconductors & Semiconductor Equipment	[GRAPHIC APPEARS HERE]	27.34%
Technology Hardware & Equipment	[GRAPHIC APPEARS HERE]	25.55%
Banks	[GRAPHIC APPEARS HERE]	13.95%
Materials	[GRAPHIC APPEARS HERE]	13.09%
Insurance	[GRAPHIC APPEARS HERE]	4.38%
Capital Goods	[GRAPHIC APPEARS HERE]	3.63%
Telecommunication Services	[GRAPHIC APPEARS HERE]	2.48%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	2.12%
Diversified Financials	[GRAPHIC APPEARS HERE]	2.03%
Transportation	[GRAPHIC APPEARS HERE]	1.62%

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”). For the six-month period ended February 29, 2004 the Fund returned 16.53%, while the Index returned 17.20%.

Taiwanese equities advanced during the reporting period, buoyed by signs of global economic growth. Because of Taiwan’s dependence on exports, growing economic strength in the U.S., China and Japan helped to boost the local economy. In December, Taiwan’s export orders rose 20% to a record $15.7 billion on stronger Chinese and U.S. demand for computer chips, flat-panel displays and other electronic goods. The increased levels of exports, in turn, prompted companies to increase hiring, which resulted in an annualized unemployment rate of 4.7%, a two-year low. Additionally, government stimulus measures, a boom in real estate and an increase in domestic demand combined to create a strong backdrop for growth.

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

During the reporting period, technology stocks generally performed well in response to the rise in export demand. United Microelectronics Corp. (6.53% of the net assets of the Fund as of February 29, 2004), the world’s second-largest supplier of made-to-order chips, was chosen over IBM to make advanced telecommunications chips for Xilinx Inc., the world’s largest seller of programmable semiconductors. AU Optronics Corp. (2.92% of the net assets of the Fund as of February 29, 2004) also posted solid gains during the reporting period.

China Steel Corp. (3.41% of the net assets of the Fund as of February 29, 2004), Taiwan’s largest steel producer, benefited from strong demand during the reporting period. In February, the company rallied nearly 20% in U.S. dollar terms when it announced plans to raise prices on six types of products beginning in April.

Financial company Cathay Financial Holdings Co. Ltd. (4.38% of the net assets of the Fund as of February 29, 2004) benefited from increased real estate activity and improving economic conditions. The company was a strong performer among the Fund’s ten largest holdings during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	27

Schedule of Investments (Unaudited)

iSHARES MSCI AUSTRALIA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 93.87%
National Australia Bank Ltd.	676,040	$16,117,399
BHP Billiton Ltd.	1,684,318	15,932,306
Commonwealth Bank of Australia	566,952	13,857,840
Australia and New Zealand Banking Group Ltd.	809,600	11,237,397
Westpac Banking Corp. Ltd.	804,642	10,460,843
News Corp. Ltd. (The)	613,342	5,759,136
Woolworths Ltd.	457,823	4,143,427
Rio Tinto Ltd.	140,377	3,912,080
Wesfarmers Ltd.	168,162	3,567,998
Telstra Corp. Ltd.	965,848	3,562,056
AMP Ltd.	822,193	3,108,379
Foster’s Group Ltd.	917,475	3,093,426
Coles Myer Ltd.	494,381	2,975,229
Westfield Trust	976,967	2,668,377
Insurance Australia Group Ltd.	757,538	2,630,153
QBE Insurance Group Ltd.	301,259	2,566,098
Suncorp-Metway Ltd.	241,280	2,528,047
Woodside Petroleum Ltd.	209,984	2,465,840
Macquarie Bank Ltd.	95,875	2,448,485
Rinker Group Ltd.	424,768	2,303,940
Amcor Ltd.	385,536	2,293,419
Stockland Trust Group	531,918	2,199,751
Alumina Ltd.	507,469	2,153,457
WMC Resources Ltd.[1]	507,712	2,048,723
General Property Trust	883,328	2,030,965
Macquarie Infrastructure Group	873,959	1,995,937
Westfield Holdings Ltd.	190,336	1,894,413
Australian Gas Light Co. Ltd.	204,416	1,797,976
Brambles Industries Ltd.	433,856	1,777,478
TABCORP Holdings Ltd.	188,096	1,642,820
BHP Steel Ltd.	343,040	1,564,215
Orica Ltd.	125,888	1,341,350
CSL Ltd.	85,568	1,320,400
Newcrest Mining Ltd.	146,304	1,298,130
Lend Lease Corp. Ltd.	167,558	1,279,866
Origin Energy Ltd.	295,488	1,278,989
Santos Ltd.	265,280	1,242,388
Boral Ltd.	258,560	1,224,881
Mirvac Group	306,176	1,089,021
James Hardie Industries NV	207,744	1,073,909
Coca-Cola Amatil Ltd.	205,888	1,046,841
John Fairfax Holdings Ltd.	391,404	1,023,739
Centro Properties Group	283,712	919,372
Investa Property Group	604,562	909,577
Patrick Corporation Ltd.	222,912	858,219
Mayne Group Ltd.	340,548	840,799
Macquarie Goodman Industrial Trust	634,560	822,519
Toll Holdings Ltd.	96,832	725,441
Transurban Group	208,192	722,837
TAB Ltd.	201,792	708,401
PaperlinX Ltd.	198,656	689,729
Sonic Healthcare Ltd.	108,096	667,212
Southcorp Ltd.	283,136	650,992
Gandel Retail Trust	580,544	622,607
Lion Nathan Ltd.	130,368	605,524
Australian Stock Exchange Ltd.	45,760	593,849
CSR Ltd.	421,184	591,435
Publishing & Broadcasting Ltd.	58,432	557,679
Leighton Holdings Ltd.	62,848	530,970
Commonwealth Property Office Fund	577,984	521,754
Harvey Norman Holdings Ltd.	234,176	505,900
Computershare Ltd.	191,296	500,345
Deutsche Office Trust	505,600	433,006
Ansell Ltd.	77,710	420,899
Cochlear Ltd.	23,488	417,716
OneSteel Ltd.	241,216	388,970
Iluka Resources Ltd.	107,456	343,238
Futuris Corp. Ltd.	257,792	338,129
Aristocrat Leisure Ltd.	139,072	258,595

TOTAL COMMON STOCKS (Cost: $128,309,287)		166,102,838

PREFERRED STOCKS – 5.66%
News Corp. Ltd. (The)	1,211,748	10,013,038

TOTAL PREFERRED STOCKS (Cost: $8,844,715)		10,013,038

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI AUSTRALIA INDEX FUND

February 29, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 20.02%

MONEY MARKET FUNDS – 9.59%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares[2,3]	11,520,935	$11,520,935
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares[2,3]	4,252,624	4,252,624
BlackRock Temp Cash Money
Market Fund[2]	197,149	197,149
Short-Term Investment Co. -
Prime Money Market Portfolio,
Institutional Shares[2]	994,364	994,364

		16,965,072
FLOATING RATE NOTES – 5.55%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$193,301	193,295
1.05%, 09/15/04[2,4]	386,602	386,581
1.05%, 10/12/04[2,4]	193,301	193,289
1.14%, 08/23/04[2,4]	193,301	193,381
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	289,952	289,925
1.38%, 11/22/04[2]	96,651	96,656
1.40%, 10/29/04[2]	386,602	386,596
CC USA Inc.
1.05%, 04/19/04[2,4]	170,105	170,104
1.06%, 05/24/04[2,4]	386,602	386,593
1.09%, 07/15/04[2,4]	193,301	193,327
1.51%, 02/15/05[2,4]	251,291	251,676
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	386,602	386,589
1.24%, 08/09/04[2]	96,651	96,644
1.48%, 01/18/05[2,4]	289,952	289,939
Five Finance Inc.
1.06%, 04/15/04[2,4]	193,301	193,301
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	386,602	386,602
Holmes Financing PLC
1.05%, 04/15/04[2]	38,660	38,660

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$96,651	$96,644
1.05%, 09/27/04[2,4]	417,530	417,494
1.06%, 05/17/04[2]	193,301	193,299
1.07%, 04/13/04[2]	193,301	193,300
1.46%, 01/12/05[2,4]	193,301	193,284
Links Finance LLC
1.05%, 06/28/04[2]	193,301	193,289
1.06%, 07/20/04[2]	154,641	154,629
1.07%, 03/29/04[2]	193,301	193,301
1.07%, 05/04/04[2]	193,301	193,299
Nationwide Building Society
1.09%, 07/23/04[2,4]	289,952	289,952
1.17%, 12/28/04[2,4]	386,602	386,602
Northern Rock PLC
1.11%, 01/13/05[2,4]	367,272	367,272
Permanent Financing PLC
1.06%, 12/10/04[2]	193,301	193,301
Sigma Finance Inc.
1.06%, 07/01/04[2]	193,301	193,285
1.06%, 07/20/04[2]	193,301	193,286
1.09%, 10/07/04[2]	386,602	386,556
1.24%, 08/06/04[2]	96,651	96,646
Tango Finance Corp.
1.05%, 01/18/05[2,4]	170,105	170,090
1.06%, 07/15/04[2,4]	115,981	115,966
1.07%, 02/25/05[2,4]	216,497	216,454
1.10%, 07/06/04[2,4]	115,981	115,977
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	193,301	193,280
1.32%, 02/04/05[2,4]	96,651	96,633
White Pine Finance LLC
1.04%, 08/26/04[2,4]	193,301	193,287
1.06%, 04/20/04[2,4]	193,301	193,301
1.06%, 07/06/04[2,4]	231,961	231,954
1.06%, 11/15/04[2,4]	231,961	231,961

		9,827,500

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI AUSTRALIA INDEX FUND

February 29, 2004

Security	Principal	Value
COMMERCIAL PAPER – 2.32%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	$289,952	$289,935
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	193,301	193,218
1.05%, 05/21/04[2]	201,033	200,560
CRC Funding LLC
1.03%, 03/26/04[2]	154,641	154,530
Delaware Funding Corp.
1.02%, 03/16/04[2]	390,878	390,712
1.03%, 03/05/04[2]	172,776	172,757
Edison Asset Securitization
1.03%, 03/03/04[2]	289,952	289,935
Eureka Securitization Inc.
1.04%, 04/14/04[2]	231,961	231,666
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	135,311	135,276
Galaxy Funding Inc.
1.05%, 05/17/04[2]	193,301	192,869
Gemini Securitization Corp.
1.04%, 04/19/04[2]	96,651	96,514
GIRO Funding US Corp.
1.05%, 05/19/04[2]	96,651	96,428
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	193,301	193,174
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	77,320	77,301
New Center Asset Trust
1.04%, 03/01/04[2]	96,651	96,651
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	158,835	158,740
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	386,602	386,446
1.04%, 05/20/04[2]	96,651	96,427
Receivables Capital Corp.
1.03%, 03/15/04[2]	421,396	421,228
Windmill Funding Corp.
1.03%, 03/05/04[2]	220,750	220,725

		4,095,092
TIME DEPOSITS – 1.81%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	386,602	386,602
1.33%, 02/10/05[2]	193,301	193,274
1.39%, 02/02/05[2]	193,301	193,274
1.40%, 10/25/04[2]	386,602	386,564
Bank of New York
1.39%, 11/01/04[2]	386,602	386,576
Bank of Novia Scotia
1.24%, 10/07/04[2]	289,952	289,934
1.42%, 10/29/04[2]	289,952	289,966
SunTrust Bank
1.01%, 03/01/04[2]	637,894	637,894
Toronto-Dominion Bank
1.34%, 02/10/05[2]	154,641	154,619
1.41%, 11/01/04[2]	289,952	289,932

		3,208,635
U.S. GOVERNMENT AGENCY NOTES – 0.53%
Federal Home Loan
Mortgage Corp.
1.15%, 05/12/04[2]	289,952	289,285
1.28%, 08/19/04[2]	154,641	153,701
Federal National Mortgage Association
1.28%, 08/20/04[2]	502,583	499,509

		942,495
REPURCHASE AGREEMENTS – 0.22%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	386,602	386,602

		386,602

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,425,396)		35,425,396

TOTAL INVESTMENTS IN SECURITIES – 119.55% (Cost $172,579,398)		211,541,272
Other Assets, Less Liabilities – (19.55%)		(34,591,523)

NET ASSETS – 100.00%		$176,949,749

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI BRAZIL INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS AND RIGHTS – 28.24%

Petroleo Brasileiro SA	919,300	$28,502,246
Companhia Vale do Rio Doce ADR	289,738	16,775,830
Unibanco Holdings SA	159,251,000	7,272,235
Companhia Siderurgica Nacional	113,169,000	7,227,273
Centrais Eletricas Brasileiras SA	455,891,000	5,102,847
Souza Cruz SA	420,700	4,420,058
Companhia de Saneamento Basico do Estado de Sao Paulo	34,870,000	1,830,600
Companhia Siderurgica de Tubarao	53,890,000	1,776,103
Brasil Telecom Participacoes SA	270,084,000	1,659,915
Tele Norte Leste Participacoes SA	25,360,000	291,695
Tele Centro Oeste Celular Participacoes SA Rights	5,808,690	40

TOTAL COMMON STOCKS AND RIGHTS (Cost: $63,853,167)		74,858,842

PREFERRED STOCKS – 70.65%

Petroleo Brasileiro SA	1,236,300	34,807,416
Companhia Vale do Rio Doce Class A	507,200	25,425,305
Companhia de Bebidas das Americas	79,884,000	21,366,398
Banco Itau Holding Financeira SA	124,264,000	11,945,984
Banco Bradesco SA	2,062,085,000	10,336,985
Tele Norte Leste Participacoes SA	670,772,000	9,857,182
Embraer-Empresa Brasileira de Aeronautica SA	1,172,943	8,872,080
Brasil Telecom Participacoes SA	929,444,000	7,084,520
Aracruz Celulose SA Class B	1,902,000	6,791,691
Companhia Energetica de Minas Gerais	378,815,467	6,763,402
Gerdau SA	253,689	5,426,549
Telesp Celular Participacoes SA1	1,597,784,000	4,772,773
Usinas Siderurgicas de Minas Gerais SA Class A	412,100	4,704,661
Sadia SA	2,536,000	3,744,137
Tele Centro Oeste Celular Participacoes SA	980,238,000	3,315,135
Centrais Eletricas Brasileiras SA Class B	268,499,000	3,180,502
Companhia Brasileira de Distribuicao	131,238,000	3,016,784
Votorantim Celulose e Papel SA	42,161,000	2,851,025
Embratel Participacoes SA	848,031,000	2,352,650
Braskem SA Class A1	84,486,000	2,235,072
Telemig Celular Participacoes SA	914,003,000	1,864,091
Companhia Paranaense de Energia Class B1	462,859,000	1,732,245
Duratex SA	59,917,000	1,645,789
Tele Nordeste Celular Participacoes SA	914,890,000	1,130,850
Tele Celular Sul Participacoes SA	886,351,000	1,083,405
Companhia de Tecidos Norte de Minas	13,948,400	991,354

TOTAL PREFERRED STOCKS (Cost: $163,895,924)		187,297,985

SHORT-TERM INVESTMENTS – 0.34%

MONEY MARKET FUNDS – 0.34%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	917,428	917,428

		917,428

TOTAL SHORT-TERM INVESTMENTS (Cost: $917,428)		917,428

TOTAL INVESTMENTS IN SECURITIES – 99.23% (Cost $228,666,519)		263,074,255
Other Assets, Less Liabilities – 0.77%		2,043,320

NET ASSETS – 100.00%		$265,117,575

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES MSCI CANADA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.84%

Royal Bank of Canada	468,490	$22,154,418
Nortel Networks Corp.[1]	2,729,475	21,766,635
Bank of Nova Scotia	354,375	18,131,428
EnCana Corp.	333,900	14,393,722
Bank of Montreal	347,400	14,074,652
Canadian Imperial Bank of Commerce	257,175	13,156,320
Alcan Inc.	257,625	12,129,064
Sun Life Financial Inc.	433,800	11,758,752
Manulife Financial Corp.	325,934	11,628,441
Suncor Energy Inc.	315,675	8,180,376
Canadian National Railway Co.	207,225	8,134,556
Barrick Gold Corp.	359,775	7,301,415
Petro-Canada	156,375	7,030,028
TransCanada Corp.	336,600	6,951,508
Talisman Energy Inc.	91,125	5,300,769
Thomson Corp.	163,575	5,201,971
Magna International Inc. Class A	64,350	5,077,020
Canadian Natural Resources Ltd.	89,780	4,901,349
Placer Dome Inc.	287,775	4,842,899
Inco Ltd.[1]	130,275	4,808,063
BCE Inc.	212,175	4,631,717
Enbridge Inc.	113,850	4,402,964
Power Corp. of Canada	112,725	4,343,494
National Bank of Canada	127,125	4,325,140
Imperial Oil Ltd.	94,950	4,320,251
Brascan Corp. Class A	114,075	4,246,727
Loblaw Companies Ltd.	79,200	3,863,933
Great-West Lifeco Inc.	93,379	3,528,463
Power Financial Corp.	87,300	3,513,471
Nexen Inc.	88,431	3,292,065
Potash Corp. of Saskatchewan Inc.	37,575	3,090,293
Bombardier Inc. Class B	633,483	3,064,136
George Weston Ltd.	38,250	2,803,717
Canadian Pacific Railway Ltd.	112,050	2,630,576
ATI Technologies Inc.[1]	168,315	2,609,243
Teck Cominco Ltd. Class B	129,600	2,434,075
Shell Canada Ltd.	50,400	2,311,244
Abitibi-Consolidated Inc.	265,050	2,093,930
Shaw Communications Inc. Class B	123,582	2,073,285
Rogers Communications Inc. Class B	108,450	2,039,272
Noranda Inc.	119,025	1,943,609
Brookfield Properties Corp.	64,806	1,936,814
Shoppers Drug Mart Corp.[1]	82,125	1,924,360
Cameco Corp.	40,281	1,912,353
Investors Group Inc.	76,950	1,898,301
Precision Drilling Corp. Class A1	38,256	1,827,620
Canadian Tire Corp. Class A	55,140	1,799,987
TransAlta Corp.	134,325	1,786,995
Husky Energy Inc.	91,127	1,735,267
NOVA Chemicals Corp.	63,000	1,724,136
Goldcorp Inc.	127,350	1,676,170
Cognos Inc.[1]	53,100	1,651,077
Penn West Petroleum Ltd.	36,909	1,622,978
Domtar Inc.	140,625	1,619,271
Falconbridge Ltd.	58,275	1,563,555
MDS Inc.	98,550	1,549,771
TELUS Corp.	88,664	1,546,953
Fairmont Hotels & Resorts Inc.	58,068	1,473,177
Dofasco Inc.	56,025	1,467,694
Fairfax Financial Holdings Ltd.	9,450	1,457,909
Celestica Inc.[1]	83,158	1,425,477
Agrium Inc.	90,900	1,353,592
Glamis Gold Ltd.[1]	87,075	1,344,008
SNC-Lavalin Group Inc.	32,850	1,191,096
CGI Group Inc.[1]	181,359	1,175,944
Finning International Inc.	49,950	1,139,534
QLT Corp.[1]	47,744	1,127,993
Biovail Corp.[1]	54,000	1,101,532
CP Ships Ltd.	60,975	1,099,300
Onex Corp.	90,482	1,062,114
Masonite International Corp.[1]	37,350	1,000,732
C.I. Fund Management Inc.	88,760	995,594
MI Developments Inc. Class A1	32,830	948,626
Four Seasons Hotels Inc.	17,106	917,292
Meridian Gold Inc.[1]	70,425	887,562
Aliant Inc.	34,200	803,926
Kinross Gold Corp.[1]	120,700	801,518
Agnico-Eagle Mines Ltd.	53,550	727,969
Molson Inc. Class A	29,967	681,195
CAE Inc.	117,450	560,224

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI CANADA INDEX FUND

February 29, 2004

Security	Shares	Value
Hudson’s Bay Co.	52,875	$513,874
Intrawest Corp.	28,800	503,343
Ballard Power Systems Inc.[1]	13,500	140,660
Angiotech Pharmaceuticals Inc.[1]	4,950	126,724

TOTAL COMMON STOCKS (Cost: $258,589,932)		328,289,208

SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS - 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	431,348	431,348

		431,348

TOTAL SHORT - TERM INVESTMENTS (Cost: $431,348)		431,348

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost $259,021,280)		328,720,556

Other Assets, Less Liabilities – 0.03%		89,447

NET ASSETS – 100.00%		$328,810,003

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 97.05%
ARGENTINA – 0.99%

BBVA Banco Frances SA ADR	699,504	$6,148,640
Petrobras Energia Participaciones SA ADR	338,832	4,523,407
Tenaris SA ADR	204,464	7,084,678

		17,756,725
BERMUDA – 0.16%
Brilliance China Automotive Holdings Ltd.	6,240,000	2,966,142

		2,966,142
BRAZIL – 6.96%
Aracruz Celulose SA ADR	96,512	3,488,909
Banco Bradesco SA ADR	365,456	9,257,000
Banco Itau Holding Financiera SA ADR	293,280	13,930,800
Brasil Telecom Participacoes SA ADR	165,568	6,311,452
Companhia Brasileira de Distribuicao Pao de Acucar ADR	201,552	4,635,696
Companhia de Bebidas das Americas ADR	608,400	16,365,960
Companhia Vale do Rio Doce ADR	260,000	15,054,000
Companhia Vale do Rio Doce Sponsored ADR	365,248	18,171,088
Empresa Brasiliera de Aeronautica SA ADR	199,680	6,028,339
Petroleo Brasileiro SA ADR	546,000	17,035,200
Tele Norte Leste Participacoes SA ADR	688,064	10,011,331
Telesp Celular Partcipacoes SA ADR	449,696	3,404,199
Votorantim Celulose e Papel ADR	43,680	1,485,120

		125,179,094
CHILE – 2.19%
Banco Santander Chile SA ADR	410,176	11,300,349
Compania de Telecomunicaciones de Chile SA ADR	713,648	11,190,001
Enersis SA ADR	1,049,152	7,522,420
Sociedad Quimica y Minera de Chile SA ADR	223,600	9,375,548

		39,388,318
CHINA – 4.76%
Beijing Capital International Airport Co. Ltd. Class H	832,000	312,647
Beijing Datang Power Generation Co. Ltd. Class H	1,664,000	1,410,921
China Life Insurance Co. Ltd. Hong Kong	12,128,000	8,647,443
China Petroleum and Chemical Corp. Class H	34,112,000	14,352,384
China Shipping Development Co. Ltd.	3,744,000	2,982,175
China Southern Airlines Co. Ltd.[1]	1,248,000	709,469
China Telecom Corp. Ltd. Class H	17,888,000	6,951,727
Guangshen Railway Co. Ltd. Class H	13,312,000	3,976,233
Huadian Power International Corp. Ltd.	7,072,000	2,771,071
Huaneng Power International Inc. Class H	2,496,000	4,729,793
Jiangsu Expressway Co. Ltd. Class H	1,248,000	657,361
Jiangxi Copper Co. Ltd.	3,744,000	2,368,905
PetroChina Co. Ltd. Class H	44,096,000	23,651,638
Qingling Motors Co. Ltd.	2,912,000	542,457
Sinopec Shanghai Petrochemical Co. Ltd.	4,992,000	2,292,747
Travelsky Technology Ltd. Class H	416,000	443,585
Tsingtao Brewery Co. Ltd. Class H	832,000	1,015,436
Yanzhou Coal Mining Co. Ltd. Class H	2,912,000	3,348,266
Yizheng Chemical Fibre Co. Ltd.	1,664,000	386,934
Zhejiang Expressway Co. Ltd.	4,992,000	4,040,366

		85,591,558
CZECH REPUBLIC – 2.41%
CEZ AS	2,075,228	14,186,157
Komercni Banka AS	61,990	6,919,362
Philip Morris CR AS	26,624	18,216,314
Unipetrol AS1	1,601,600	4,017,311

		43,339,144

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Shares	Value
HONG KONG – 4.52%
Beijing Enterprises Holdings Ltd.	832,000	$1,074,224
China Merchants Holdings International Co. Ltd.	832,000	1,213,179
China Mobile Ltd.	9,776,000	34,600,975
China Overseas Land & Investment Ltd.	2,080,000	494,357
China Pharmaceutical Group Ltd.	2,956,000	1,101,306
China Resources Enterprises Ltd.	2,912,000	4,115,187
China Resources Land Ltd.	6,656,000	1,274,105
China Travel International Investment Hong Kong Ltd.	14,560,000	2,936,747
Citic Pacific Ltd.	2,288,000	7,069,304
CNOOC Ltd.	5,928,000	11,994,836
COFCO International Ltd.	1,248,000	753,560
Cosco Pacific Ltd.	1,248,000	1,899,934
Denway Motors Ltd.	4,576,000	5,290,955
Legend Group Ltd.	7,072,000	2,975,494
Shanghai Industrial Holdings Ltd.	832,000	2,185,859
Shenzhen Investment Ltd.	2,080,000	355,403
TCL International Holdings Ltd.	4,160,000	1,897,262

		81,232,687
HUNGARY – 1.52%
Gedeon Richter Rt	109,616	12,468,443
MATAV Rt	922,272	3,615,884
OTP Bank Rt1	680,368	11,163,850
Raba Jarmuipari Holding Rt	18,720	74,300

		27,322,477
INDIA – 5.02%
Dr. Reddy’s Laboratories Ltd. ADR	329,056	8,374,475
HDFC Bank Ltd. ADR	494,208	15,028,865
ICICI Bank Ltd. ADR	687,531	10,244,212
Infosys Technologies Ltd. ADR	201,344	16,918,936
Mahanagar Telephone Nigam Ltd. ADR	1,327,872	9,481,006
Satyam Computer Services Ltd. ADR	576,368	11,827,071
Videsh Sanchar Nigam Ltd. ADR	1,322,672	11,679,194
Wipro Ltd. ADR	162,864	6,711,625

		90,265,384
INDONESIA – 2.46%
PT Aneka Tambang Tbk	15,600,000	$2,767,593
PT Astra International Inc. Tbk[1]	5,720,000	3,653,223
PT Bank Central Asia Tbk	5,200,000	2,244,825
PT Bank Mandiri[1]	10,920,000	1,808,161
PT Bank Pan Indonesia Tbk	39,104,000	1,618,734
PT Bank Rakyat Indonesia	1,189,136	217,997
PT Bhakti Investama Tbk[1]	22,360,000	1,057,836
PT Bimantara Citra Tbk	1,872,000	791,532
PT Gudang Garam Tbk	2,080,000	3,468,717
PT Hanjaya Mandala Sampoerna Tbk	5,616,000	3,238,084
PT Kalbe Farma Tbk	63,024,000	3,577,944
PT Matahari Putra Prima Tbk	18,200,000	1,452,986
PT Ramayana Lestari Sentosa Tbk	4,160,000	1,795,860
PT Semen Gresik (Persero) Tbk	119,500	125,790
PT Telekomunikasi Indonesia Tbk	19,032,000	16,432,123

		44,251,405
ISRAEL – 3.68%
AudioCodes Ltd.	177,632	2,445,993
Bank Hapoalim Ltd.[1]	2,404,688	6,074,663
Bank Leumi Le-Israel[1]	3,148,288	5,828,085
Check Point Software Technologies Ltd.	239,850	5,521,347
Elbit Systems Ltd.	46,176	868,179
Israel Chemicals Ltd.	1,830,400	2,793,103
Israel Discount Bank Class A1	3,172,208	3,426,607
Makhteshim-Agan Industries Ltd.	728,000	2,682,361
NICE Systems Ltd.[1]	20,800	480,499
Supersol Ltd.	209,456	473,597
Teva Pharmaceutical Industries Ltd.	500,864	32,568,991
United Mizrahi Bank Ltd.[1]	933,712	3,038,880

		66,202,305
MEXICO – 7.49%
Alfa SA de CV Class A	873,600	3,234,006
America Movil SA de CV Series L1	14,643,200	26,058,530
Cemex SA de CV Series CPO	1,830,400	10,605,716
Consorcio Ara SA de CV1	1,456,000	4,478,077
Controladora Comercial Mexicana SA de CV	2,017,600	2,640,413

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Shares	Value
Fomento Economico Mexicano SA de CV Class UBD	1,268,800	$5,695,810
Grupo Carso SA de CV Series A1	62,400	266,248
Grupo Continental SA	1,102,400	2,145,119
Grupo Elektra SA de CV Series CPO	291,200	1,615,160
Grupo Financiero Banorte SA de CV Series O	335,400	1,226,168
Grupo Financiero BBVA Bancomer SA de CV Class B1	7,176,000	7,698,416
Grupo Mexico SA de CV Series B1	936,000	3,563,136
Grupo Modelo SA de CV Series C	2,724,800	7,291,909
Grupo Televisa SA Series CPO	4,284,800	9,394,844
Hylsamex SA de CV Series CPO[1]	296,946	240,198
Industrias Penoles SA de CV Series CP	187,200	824,631
Kimberly-Clark de Mexico SA de CV Class A	1,518,400	4,011,282
Telefonos de Mexico SA de CV Series L	15,412,800	26,146,528
TV Azteca SA de CV Series CPO	1,996,800	1,135,150
Vitro SA de CV Series A	3,036,800	3,686,043
Wal-Mart de Mexico SA de CV Series C	1,560,000	4,781,020
Wal-Mart de Mexico SA de CV Series V	2,579,200	7,930,262

		134,668,666
PERU – 0.38%
Compania de Minas Buenaventura SAu ADR	279,136	6,757,883

		6,757,883
PHILIPPINE ISLANDS – 1.41%
ABS-CBN Broadcasting Corp.[1]	5,907,396	2,438,689
Ayala Corp.	18,720,400	1,961,121
Bank of the Philippine Islands	3,411,252	2,755,894
Equitable PCI Bank Inc.[1]	2,443,624	1,670,446
Filinvest Land Inc.[1]	24,960,000	460,909
Globe Telecom Inc.	118,560	1,863,026
Jollibee Foods Corp.	8,944,000	3,017,329
Manila Electric Co. Class B1	2,288,000	1,300,000
Megaworld Corp.[1]	35,381,068	640,779
Metropolitan Bank & Trust Co.[1]	40	18
Petron Corp.	41,603,600	2,326,906
Philippine Long Distance Telephone Co.[1]	257,920	4,442,159
SM Prime Holdings Inc.	23,088,000	2,500,653

		25,377,929
RUSSIA – 5.16%
JSC MMC Norilsk Nickel ADR	160,368	11,386,128
LUKOIL ADR	332,384	36,595,478
Rostelecom ADR	197,392	2,828,627
Surgutneftegaz ADR	791,024	25,470,973
Tatneft ADR	56,160	1,480,939
YUKOS ADR	305,761	14,988,404

		92,750,549
SOUTH AFRICA – 14.36%
African Bank Investments Ltd.	1,775,280	2,895,856
Alexander Forbes Ltd.	1,828,528	3,560,015
Anglo American Platinum Corp. Ltd.	112,736	4,999,943
Anglo American PLC	2,826,304	70,688,406
AngloGold Ltd.	228,176	9,673,853
Anglovaal Industries Ltd.	843,028	2,173,635
Barloworld Ltd.	437,424	4,448,881
Bidvest Group Ltd.	516,703	4,117,155
Bidvest Group Ltd. Warrants (Expire 12/8/06)[1]	18,430	15,877
Dimension Data Holdings PLC[1]	2,623,920	1,972,427
FirstRand Ltd.	5,948,800	8,138,627
Foschini Ltd.	1,937,312	5,606,744
Gold Fields Ltd.	667,888	8,233,754
Harmony Gold Mining Co. Ltd.	249,808	3,804,488
Impala Platinum Holdings Ltd.	97,968	8,130,247
Imperial Holdings Ltd.	541,008	5,693,537
Investec Ltd.	181,584	3,712,760
Iscor Ltd.	743,600	3,845,725
JD Group Ltd.	588,848	3,673,937
Liberty Group Ltd.	360,048	2,977,169
Metro Cash & Carry Ltd.[1]	6,204,030	2,135,944
MTN Group Ltd.[1]	2,160,496	9,663,197
Nampak Ltd.	1,595,568	3,190,416
Naspers Ltd.	810,992	5,059,937
Nedcor Ltd.	8,808	84,750
Network Healthcare Holdings Ltd.[1]	3,581,982	2,417,966

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Shares	Value
New Africa Capital Ltd.	1,834,144	$2,123,267
Old Mutual PLC	7,279,584	12,870,467
Pick’n Pay Stores Ltd.	880,672	2,330,275
Sanlam Ltd.	5,643,456	7,763,305
Sappi Ltd.	402,480	5,506,984
Sasol Ltd.	1,192,048	17,885,648
Shoprite Holdings Ltd.	2,412,800	3,391,668
Standard Bank Group Ltd.	1,996,176	12,094,399
Telkom South Africa Ltd.	250,848	2,536,199
Tiger Brands Ltd.	333,008	4,140,384
Tongaat-Hulett Group Ltd.	170,976	1,086,031
Truworths International Ltd.	1,712,256	2,445,528
Woolworths Holdings Ltd.	3,027,856	3,113,664

		258,203,065
SOUTH KOREA – 17.37%
Kookmin Bank ADR	948,688	39,399,013
Korea Electric Power Corp. ADR	3,133,312	32,367,113
KT Corp. ADR	1,103,232	20,983,473
POSCO ADR	1,438,944	53,658,222
Samsung Electronics Co. Ltd. GDR	589,888	137,738,848
SK Telecom Co. Ltd. ADR	1,125,072	28,138,051

		312,284,720
TAIWAN – 11.26%
AU Optronics Corp. ADR	2,221,024	38,201,613
Chunghwa Telecom Co. Ltd. ADR	1,680,640	27,629,722
Siliconware Precision Industries Co. ADR	6,758,960	36,903,922
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,292,157	54,985,511
United Microelectronics Corp. ADR	8,603,728	44,825,423

		202,546,191
THAILAND – 3.87%
Advanced Info Service PCL	1,601,600	3,526,047
Bangkok Bank PCL[1]	1,497,600	3,792,599
Bangkok Expressway PCL	3,868,800	2,486,312
Banpu PCL	624,000	2,271,112
BEC World PCL	264,000	131,026
Charoen Pokphand Food PCL	5,824,000	601,818
Electricity Generating PCL	1,518,400	3,072,354
Industrial Finance Corp. of Thailand[1]	10,025,600	1,339,639
Kasikornbank PCL[1]	2,974,400	3,860,891
Kiatnakin Finance PCL	644,800	742,611
Krung Thai Bank PCL	1,607,400	458,205
Land & House PCL	5,241,600	1,720,963
National Finance PCL	2,600,000	1,019,089
National Petrochemical PCL	832,000	2,604,632
PTT Exploration and Production PCL	665,600	4,269,056
PTT PCL	3,892,400	15,950,023
Ratchaburi Electricity Generating Holding PCL	6,843,200	6,966,862
Sahavira Steel Industry PCL	1,815,600	1,571,148
Shin Corp. PCL	2,454,400	2,280,112
Siam Cement PCL	624,000	4,192,822
Siam City Cement PCL	124,800	813,153
Siam Makro PCL	2,808,000	3,055,281
Thai Union Frozen Products PCL	2,496,000	1,715,246
TISCO Finance PCL[1]	520,000	403,665
United Broadcasting Corp. PCL[1]	1,102,400	676,198

		69,520,864
TURKEY – 0.89%
Adana Cimento TAS Class A	291,537,000	1,086,678
Akbank TAS	499,019,998	2,611,586
Akcansa Cimento AS	110,934,500	315,345
Arcelik AS	203,009,250	1,161,799
Dogan Yayin Holding AS1	231,716,400	876,789
Eregli Demir ve Celik Fabrikalari TAS[1]	41,600,000	1,300,000
Hurriyet Gazetecilik ve Matbaacilik AS1	259,073,440	907,148
Trakya Cam Sanayii AS	260,714,921	706,756
Tupras-Turkiye Petrol Rafinerileri AS	184,510,000	1,528,320
Turk Sise ve Cam Fabrikalari AS1	746,512,000	1,995,569
Turkiye Garanti Bankasi AS1	486,946,323	1,750,879
Vestel Elektronik Sanayi ve Ticaret AS1	394,992,000	1,680,501
Yapi Ve Kredi Bankasi AS	70,512,000	157,962

		16,079,332

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Shares	Value
VENEZUELA – 0.19%
Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	184,080	$3,411,002

		3,411,002

TOTAL COMMON STOCKS (Cost: $1,521,759,211)		1,745,095,440

PREFERRED STOCKS – 1.29%

BRAZIL – 1.19%
Petroleo Brasileiro SA ADR	762,736	21,432,882

		21,432,882

THAILAND – 0.10%
Siam Commercial Bank PCL[1]	1,393,600	1,684,805

		1,684,805

TOTAL PREFERRED STOCKS (Cost: $20,154,066)		23,117,687

EXCHANGE TRADED FUNDS – 1.34%
iShares MSCI Malaysia Index Fund[3]	728,000	5,241,600
iShares MSCI South Korea Index Fund[3]	270,400	7,468,448
iShares MSCI Taiwan Index Fund[3]	894,816	11,310,474

TOTAL EXCHANGE TRADED FUNDS (Cost: $20,084,364)		24,020,522

SHORT-TERM INVESTMENTS – 18.51%

MONEY MARKET FUNDS – 8.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	109,206,109	109,206,109
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	39,800,778	39,800,778
BlackRock Temp Cash Money Market Fund[2]	1,845,140	1,845,140
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	9,306,359	9,306,359

		160,158,386

Security	Shares or Principal	Value
FLOATING RATE NOTES – 5.11%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$1,809,126	$1,809,067
1.05%, 09/15/04[2,4]	3,618,253	3,618,057
1.05%, 10/12/04[2,4]	1,809,126	1,809,016
1.14%, 08/23/04[2,4]	1,809,126	1,809,872
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	2,713,689	2,713,444
1.38%, 11/22/04[2]	904,563	904,613
1.40%, 10/29/04[2]	3,618,253	3,618,193
CC USA Inc.
1.05%, 04/19/04[2,4]	1,592,031	1,592,021
1.06%, 05/24/04[2,4]	3,618,253	3,618,170
1.09%, 07/15/04[2,4]	1,809,126	1,809,369
1.51%, 02/15/05[2,4]	2,351,864	2,355,462
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	3,618,253	3,618,134
1.24%, 08/09/04[2]	904,563	904,503
1.48%, 01/18/05[2,4]	2,713,689	2,713,571
Five Finance Inc.
1.06%, 04/15/04[2,4]	1,809,126	1,809,126
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	3,618,253	3,618,253
Holmes Financing PLC
1.05%, 04/15/04[2]	361,825	361,825
K2 USA LLC
1.05%, 08/16/04[2,4]	904,563	904,501
1.05%, 09/27/04[2,4]	3,907,713	3,907,377
1.06%, 05/17/04[2]	1,809,126	1,809,107
1.07%, 04/13/04[2]	1,809,126	1,809,116
1.46%, 01/12/05[2,4]	1,809,126	1,808,970
Links Finance LLC
1.05%, 06/28/04[2]	1,809,126	1,809,009
1.06%, 07/20/04[2]	1,447,301	1,447,190
1.07%, 03/29/04[2]	1,809,126	1,809,126
1.07%, 05/04/04[2]	1,809,126	1,809,111
Nationwide Building Society
1.09%, 07/23/04[2,4]	2,713,689	2,713,689
1.17%, 12/28/04[2,4]	3,618,253	3,618,253
Northern Rock PLC
1.11%, 01/13/05[2,4]	3,437,340	3,437,340

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Principal	Value
Permanent Financing PLC
1.06%, 12/10/04[2]	$1,809,126	$1,809,126
Sigma Finance Inc.
1.06%, 07/01/04[2]	1,809,126	1,808,976
1.06%, 07/20/04[2]	1,809,126	1,808,987
1.09%, 10/07/04[2]	3,618,253	3,617,818
1.24%, 08/06/04[2]	904,563	904,524
Tango Finance Corp.
1.05%, 01/18/05[2,4]	1,592,031	1,591,889
1.06%, 07/15/04[2,4]	1,085,476	1,085,342
1.07%, 02/25/05[2,4]	2,026,221	2,025,822
1.10%, 07/06/04[2,4]	1,085,476	1,085,437
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	1,809,126	1,808,931
1.32%, 02/04/05[2,4]	904,563	904,395
White Pine Finance LLC
1.04%, 08/26/04[2,4]	1,809,126	1,808,991
1.06%, 04/20/04[2,4]	1,809,126	1,809,126
1.06%, 07/06/04[2,4]	2,170,952	2,170,879
1.06%, 11/15/04[2,4]	2,170,952	2,170,952

		91,976,680
COMMERCIAL PAPER – 2.13%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	2,713,689	2,713,535
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	1,809,126	1,808,350
1.05%, 05/21/04[2]	1,881,491	1,877,067
CRC Funding LLC
1.03%, 03/26/04[2]	1,447,301	1,446,266
Delaware Funding Corp.
1.02%, 03/16/04[2]	3,658,270	3,656,716
1.03%, 03/05/04[2]	1,617,033	1,616,848
Edison Asset Securitization
1.03%, 03/03/04[2]	2,713,689	2,713,534
Eureka Securitization Inc.
1.04%, 04/14/04[2]	2,170,952	2,168,192
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	1,266,388	1,266,062
Galaxy Funding Inc.
1.05%, 05/17/04[2]	1,809,126	1,805,083
Gemini Securitization Corp.
1.04%, 04/19/04[2]	904,563	903,283
GIRO Funding US Corp.
1.05%, 05/19/04[2]	904,563	902,479
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	1,809,126	1,807,936
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	723,651	723,464
New Center Asset Trust
1.04%, 03/01/04[2]	904,563	904,563
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	1,486,559	1,485,666
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	3,618,253	3,616,789
1.04%, 05/20/04[2]	904,563	902,473
Receivables Capital Corp.
1.03%, 03/15/04[2]	3,943,895	3,942,315
Windmill Funding Corp.
1.03%, 03/05/04[2]	2,066,022	2,065,786

		38,326,407
TIME DEPOSITS – 1.67%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	3,618,253	3,618,253
1.33%, 02/10/05[2]	1,809,126	1,808,869
1.39%, 02/02/05[2]	1,809,126	1,808,875
1.40%, 10/25/04[2]	3,618,253	3,617,899
Bank of New York
1.39%, 11/01/04[2]	3,618,253	3,618,010
Bank of Novia Scotia
1.24%, 10/07/04[2]	2,713,689	2,713,526
1.42%, 10/29/04[2]	2,713,689	2,713,824
SunTrust Bank
1.01%, 03/01/04[2]	5,970,117	5,970,117
Toronto-Dominion Bank
1.34%, 02/10/05[2]	1,447,301	1,447,095
1.41%, 11/01/04[2]	2,713,689	2,713,507

		30,029,975

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMERGING MARKETS INDEX FUND

February 29, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.49%
Federal Home Loan
Mortgage Corp.
1.15%, 05/12/04[2]	$2,713,689	$2,707,448
1.28%, 08/19/04[2]	1,447,301	1,438,502
Federal National Mortgage Association
1.28%, 08/20/04[2]	4,703,728	4,674,963

		8,820,913

REPURCHASE AGREEMENTS – 0.20%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	3,618,253	3,618,253

		3,618,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $332,930,614)		332,930,614

TOTAL INVESTMENTS IN SECURITIES – 118.19% (Cost $1,894,928,255)		2,125,164,263
Other Assets, Less Liabilities – (18.19%)		(327,029,944)

NET ASSETS – 100.00%		$1,798,134,319

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI HONG KONG INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 100.02%
Hutchison Whampoa Ltd.	9,100,800	$76,581,949
Cheung Kong (Holdings) Ltd.	5,850,000	55,803,041
Sun Hung Kai Properties Ltd.	5,200,000	51,105,815
Hang Seng Bank Ltd.	3,250,000	46,137,194
CLP Holdings Ltd.	6,825,200	35,161,330
BOC Hong Kong (Holdings) Ltd.	13,000,000	26,554,982
Hong Kong & China Gas Co. Ltd.	14,950,663	25,833,799
Swire Pacific Ltd. Class A	3,575,000	25,030,994
Hongkong Electric Holdings Ltd.	5,200,000	22,312,866
Bank of East Asia Ltd.	5,720,100	18,592,153
Wharf (Holdings) Ltd. (The)	5,200,000	16,233,612
Henderson Land Development Co. Ltd.	2,600,000	13,227,387
Li & Fung Ltd.	6,500,000	12,692,948
Hong Kong Exchanges & Clearing Ltd.	3,900,000	10,321,370
PCCW Ltd.[1]	13,000,576	10,271,722
Esprit Holdings Ltd.	2,600,000	10,154,358
MTR Corp. Ltd.	6,175,083	9,797,501
Cathay Pacific Airways Ltd.	4,550,000	9,265,017
Hang Lung Properties Ltd.	5,200,000	7,515,561
Johnson Electric Holdings Ltd.	5,525,000	6,636,658
Television Broadcasts Ltd.	1,300,000	6,346,474
New World Development Co. Ltd.	5,850,000	6,313,071
Hysan Development Co. Ltd.	3,250,000	6,116,832
Yue Yuen Industrial (Holdings) Ltd.	1,950,000	5,636,671
Hopewell Holdings Ltd.	2,600,000	5,060,478
Cheung Kong Infrastructure Holdings Ltd.	1,950,000	4,972,796
Sino Land Co. Ltd.	6,500,000	4,425,830
Techtronic Industries Co. Ltd.	1,300,000	4,308,922
Giordano International Ltd.	6,500,000	3,945,670
Shangri-La Asia Ltd.	3,900,000	3,657,573
ASM Pacific Technology Ltd.	650,000	2,964,471
Texwinca Holdings Ltd.	2,600,000	1,887,241
SCMP Group Ltd.	3,900,000	1,741,105
SmarTone Telecommunications Holdings Ltd.	975,000	1,121,071

TOTAL COMMON STOCKS (Cost: $457,668,556)		547,728,462

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 12.27%

MONEY MARKET FUNDS – 5.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	21,946,422	$21,946,422
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	8,053,266	8,053,266
BlackRock Temp Cash Money Market Fund[2]	373,345	373,345
Short-Term Investment Co. -
Prime Money Market Portfolio, Institutional Shares[2]	1,883,043	1,883,043

		32,256,076

FLOATING RATE NOTES – 3.40%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$366,058	366,046
1.05%, 09/15/04[2,4]	732,115	732,075
1.05%, 10/12/04[2,4]	366,058	366,035
1.14%, 08/23/04[2,4]	366,058	366,208
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	549,086	549,037
1.38%, 11/22/04[2]	183,029	183,039
1.40%, 10/29/04[2]	732,115	732,103
CC USA Inc.
1.05%, 04/19/04[2,4]	322,131	322,128
1.06%, 05/24/04[2,4]	732,115	732,098
1.09%, 07/15/04[2,4]	366,058	366,107
1.51%, 02/15/05[2,4]	475,875	476,603
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	732,115	732,091
1.24%, 08/09/04[2]	183,029	183,017
1.48%, 01/18/05[2,4]	549,086	549,062
Five Finance Inc.
1.06%, 04/15/04[2,4]	366,058	366,058
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	732,115	732,115
Holmes Financing PLC
1.05%, 04/15/04[2]	73,212	73,212

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI HONG KONG INDEX FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$183,029	$183,016
1.05%, 09/27/04[2,4]	790,684	790,617
1.06%, 05/17/04[2]	366,058	366,054
1.07%, 04/13/04[2]	366,058	366,055
1.46%, 01/12/05[2,4]	366,058	366,026
Links Finance LLC
1.05%, 06/28/04[2]	366,058	366,034
1.06%, 07/20/04[2]	292,846	292,824
1.07%, 03/29/04[2]	366,058	366,058
1.07%, 05/04/04[2]	366,058	366,054
Nationwide Building Society
1.09%, 07/23/04[2,4]	549,086	549,087
1.17%, 12/28/04[2,4]	732,115	732,115
Northern Rock PLC
1.11%, 01/13/05[2,4]	695,509	695,509
Permanent Financing PLC
1.06%, 12/10/04[2]	366,058	366,058
Sigma Finance Inc.
1.06%, 07/01/04[2]	366,058	366,027
1.06%, 07/20/04[2]	366,058	366,029
1.09%, 10/07/04[2]	732,115	732,027
1.24%, 08/06/04[2]	183,029	183,021
Tango Finance Corp.
1.05%, 01/18/05[2,4]	322,131	322,102
1.06%, 07/15/04[2,4]	219,635	219,607
1.07%, 02/25/05[2,4]	409,984	409,904
1.10%, 07/06/04[2,4]	219,635	219,627
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	366,058	366,018
1.32%, 02/04/05[2,4]	183,029	182,995
White Pine Finance LLC
1.04%, 08/26/04[2,4]	366,058	366,030
1.06%, 04/20/04[2,4]	366,058	366,058
1.06%, 07/06/04[2,4]	439,269	439,254
1.06%, 11/15/04[2,4]	439,269	439,269

		18,610,509

COMMERCIAL PAPER – 1.42%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	549,086	549,055
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	366,058	365,900
1.05%, 05/21/04[2]	380,700	379,805
CRC Funding LLC
1.03%, 03/26/04[2]	292,846	292,637
Delaware Funding Corp.
1.02%, 03/16/04[2]	740,212	739,898
1.03%, 03/05/04[2]	327,190	327,153
Edison Asset Securitization
1.03%, 03/03/04[2]	549,086	549,055
Eureka Securitization Inc.
1.04%, 04/14/04[2]	439,269	438,711
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	256,240	256,174
Galaxy Funding Inc.
1.05%, 05/17/04[2]	366,058	365,239
Gemini Securitization Corp.
1.04%, 04/19/04[2]	183,029	182,770
GIRO Funding US Corp.
1.05%, 05/19/04[2]	183,029	182,607
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	366,058	365,817
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	146,423	146,386
New Center Asset Trust
1.04%, 03/01/04[2]	183,029	183,029
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	300,789	300,609
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	732,115	731,819
1.04%, 05/20/04[2]	183,029	182,606
Receivables Capital Corp.
1.03%, 03/15/04[2]	798,005	797,686
Windmill Funding Corp.
1.03%, 03/05/04[2]	418,038	417,990

		7,754,946

TIME DEPOSITS – 1.11%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	732,115	732,115
1.33%, 02/10/05[2]	366,058	366,005
1.39%, 02/02/05[2]	366,058	366,007
1.40%, 10/25/04[2]	732,115	732,043

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued)

iSHARES MSCI HONG KONG INDEX FUND

February 29, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[2]	$732,115	$732,066
Bank of Novia Scotia
1.24%, 10/07/04[2]	549,086	549,053
1.42%, 10/29/04[2]	549,086	549,114
SunTrust Bank
1.01%, 03/01/04[2]	1,207,990	1,207,990
Toronto-Dominion Bank
1.34%, 02/10/05[2]	292,846	292,804
1.41%, 11/01/04[2]	549,086	549,049

		6,076,246

U.S. GOVERNMENT AGENCY NOTES – 0.32%
Federal Home Loan
Mortgage Corp.
1.15%, 05/12/04[2]	549,086	547,823
1.28%, 08/19/04[2]	292,846	291,066
Federal National Mortgage Association
1.28%, 08/20/04[2]	951,750	945,929

		1,784,818

REPURCHASE AGREEMENTS – 0.13%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	732,115	732,115

		732,115

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,214,710)		67,214,710

TOTAL INVESTMENTS IN SECURITIES – 112.29% (Cost $524,883,266)		614,943,172
Other Assets, Less Liabilities – (12.29%)		(67,324,151)

NET ASSETS – 100.00%		$547,619,021

(1)	Non-income earning securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES MSCI MALAYSIA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.97%
Malayan Banking Bhd	8,269,800	$24,809,400
Telekom Malaysia Bhd	5,544,000	14,735,368
Sime Darby Bhd	7,345,800	11,791,942
Tenaga Nasional Bhd	4,481,400	11,439,363
Commerce Asset Holdings Bhd	8,223,600	11,361,553
IOI Corp. Bhd	4,296,600	10,628,432
Genting Bhd	2,032,800	10,164,000
Public Bank Bhd	10,950,637	9,970,843
Maxis Communications Bhd	4,204,200	9,570,087
Malaysian International Shipping Corp. Bhd	2,679,600	9,167,053
Resorts World Bhd	2,818,200	8,380,437
British American Tobacco (Malaysia) Bhd	646,800	7,616,921
AMMB Holdings Bhd	5,174,400	5,555,672
PLUS Expressways Bhd	8,639,400	5,524,669
Gamuda Bhd	2,818,200	4,746,442
Petronas Gas Bhd	2,263,800	4,319,092
Malakoff Bhd	2,772,000	4,303,895
Magnum Corp. Bhd	4,897,200	4,201,282
Hong Leong Bank Bhd	2,725,800	4,160,432
Astro All Asia Networks PLC[1]	3,281,100	4,110,009
OYL Industries Bhd	369,733	3,794,628
Tanjong PLC	1,108,800	3,618,189
YTL Corp. Bhd	2,957,420	3,580,035
Berjaya Sports Toto Bhd	2,449,200	2,939,040
Perusahaan Otomobil Nasional Bhd	1,108,800	2,815,768
Kuala Lumpur Kepong Bhd	1,432,200	2,732,487
SP Setia Bhd	2,402,900	2,681,131
Nestle (Malaysia) Bhd	415,800	2,352,553
PPB Group Bhd	1,109,133	2,305,829
Hong Leong Credit Bhd	1,478,800	2,159,826
Road Builder (Malaysia) Holdings Bhd	2,079,500	2,101,389
IJM Corp. Bhd	1,617,000	1,991,463
Malaysian Pacific Industries Bhd	415,800	1,991,463
Malaysian Airline System Bhd[1]	1,432,200	1,941,008
Star Publications (Malaysia) Bhd	1,016,400	1,858,942
RHB Capital Bhd	2,633,400	1,781,010
DRB-Hicom Bhd	2,818,200	1,750,251
Malayan Cement Bhd	6,514,200	1,697,121
UMW Holdings Bhd	1,071,433	1,691,736
Golden Hope Plantations Bhd	1,524,600	1,500,527
IGB Corp. Bhd	3,372,600	1,366,791
Petronas Dagangan Bhd	693,000	1,340,408
Unisem (Malaysia) Bhd	462,000	1,325,211
Oriental Holdings Bhd	1,016,800	1,220,160
Multi-Purpose Holdings Bhd[1]	3,003,000	1,169,589
Malaysian Oxygen Bhd	369,600	1,137,979
Guinness Anchor Bhd	877,800	1,104,180
Malaysia Mining Corp. Bhd	1,617,000	1,021,263
Edaran Otomobil Nasional Bhd	415,800	1,001,203
TA Enterprise Bhd	3,788,400	996,947
Mulpha International Bhd[1]	5,174,400	912,328
New Straits Times Press Bhd[1]	693,000	893,605
Hong Leong Industries Bhd	508,200	862,603
OSK Holdings Bhd	1,478,400	820,901
Malaysian Resources Corp. Bhd[1]	2,823,700	809,956
IOI Properties Bhd	369,750	783,286
Highlands & Lowlands Bhd	877,800	776,160
Puncak Niaga Holdings Bhd[1]	785,400	764,732
Malaysia Airports Holdings Bhd	1,617,000	714,884
Tan Chong Motor Holdings Bhd	1,940,400	679,140
Courts Mammoth Bhd	739,200	626,375
Jaya Tiasa Holdings Bhd	554,400	557,318
TIME Engineering Bhd[1]	1,570,800	442,304
WTK Holdings Bhd	323,400	418,718
Hume Industries Bhd	667	904

TOTAL COMMON STOCKS (Cost: $185,047,805)		245,588,233

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	218,790	218,790

		218,790

TOTAL SHORT-TERM INVESTMENTS (Cost: $218,790)		218,790

TOTAL INVESTMENTS IN SECURITIES – 100.06% (Cost $185,266,595)		245,807,023
Other Assets, Less Liabilities – (0.06%)		(154,887)

NET ASSETS - 100.00%		$245,652,136

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI MEXICO INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.94%
America Movil SA de CV Series L1	12,296,100	$21,881,713
Telefonos de Mexico SA de CV Series L	10,633,500	18,038,845
Cemex SA de CV Series CPO	1,458,600	8,451,430
Grupo Televisa SA Series CPO	2,187,186	4,795,620
Grupo Financiero BBVA Bancomer SA de CV Class B1	4,442,100	4,765,487
Wal-Mart de Mexico SA de CV Series V	1,513,272	4,652,855
Fomento Economico Mexicano SA de CV Class UBD	1,020,000	4,578,915
Grupo Modelo SA de CV Series C	1,229,100	3,289,227
Grupo Carso SA de CV Series A1	673,200	2,872,409
Kimberly-Clark de Mexico SA de CV Class A	989,400	2,613,779
America Telecom SA de CV Series A1[1]	991,288	1,773,917
TV Azteca SA de CV Series CPO	3,116,100	1,771,455
Grupo Mexico SA de CV Series B1	454,883	1,731,635
Alfa SA de CV Class A	459,000	1,699,186
Carso Global Telecom SA de CV Class A1[1]	1,147,500	1,683,214
Consorcio Ara SA de CV1	492,146	1,513,645
Controladora Comercial Mexicana SA de CV	1,086,300	1,421,630
Grupo Elektra SA de CV Series CPO	255,020	1,414,486
Corporacion Interamericana de Entretenimiento SA de CV Class B1	622,200	1,348,489
Coca-Cola Femsa SA de CV ADR[1]	56,253	1,337,696
Grupo Financiero Banorte SA de CV Series O	346,800	1,267,844
Industrias Penoles SA de CV Series CP	260,100	1,145,761
Apasco SA de CV	107,100	1,088,859
Grupo Aeroportuario del Sureste SA de CV ADR	47,634	1,045,566
Organizacion Soriana SA de CV Series B1	346,800	1,018,350
Grupo Continental SA	408,000	793,912
Grupo Bimbo SA Series A	341,700	753,225
Grupo Sanborns SA de CV Series B1[1]	346,800	564,496
Vitro SA de CV Series A	382,500	464,275
Hylsamex SA de CV Series CPO[1]	131,545	106,406

TOTAL COMMON STOCKS (Cost: $96,098,687)		99,884,327

SHORT-TERM INVESTMENTS - 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	95,737	95,737

		95,737

TOTAL SHORT-TERM INVESTMENTS (Cost: $95,737)		95,737

TOTAL INVESTMENTS IN SECURITIES – 100.04% (Cost $96,194,424)		99,980,064

Other Assets, Less Liabilities – (0.04%)		(35,219)

NET ASSETS – 100.00%		$99,944,845

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 95.95%
AUSTRALIA – 60.27%
Alumina Ltd.	1,207,268	$5,123,073
Amcor Ltd.	930,262	5,533,803
AMP Ltd.	1,974,067	7,463,148
Ansell Ltd.	195,570	1,059,262
Aristocrat Leisure Ltd.	311,320	578,879
Australia and New Zealand Banking Group Ltd.	1,950,157	27,068,539
Australian Gas Light Co. Ltd.	478,160	4,205,738
Australian Stock Exchange Ltd.	116,616	1,513,381
BHP Billiton Ltd.	4,057,308	38,378,900
BHP Steel Ltd.	816,755	3,724,289
Boral Ltd.	631,240	2,990,384
Brambles Industries Ltd.	1,033,902	4,235,825
Centro Properties Group	671,488	2,175,964
Coca-Cola Amatil Ltd.	498,542	2,534,844
Coles Myer Ltd.	1,197,034	7,203,858
Commonwealth Bank of Australia	1,366,282	33,395,627
Commonwealth Property Office Fund	1,538,196	1,388,550
Computershare Ltd.	458,638	1,199,593
CSL Ltd.	201,154	3,104,007
CSR Ltd.	1,058,402	1,486,230
Deutsche Office Trust	1,359,144	1,163,999
Foster’s Group Ltd.	2,211,834	7,457,582
Futuris Corp. Ltd.	607,762	797,162
Gandel Retail Trust	1,396,987	1,498,205
General Property Trust	2,122,996	4,881,233
Harvey Norman Holdings Ltd.	615,158	1,328,950
Iluka Resources Ltd.	280,360	895,531
Insurance Australia Group Ltd.	1,808,150	6,277,852
Investa Property Group	1,397,695	2,102,864
James Hardie Industries NV	503,186	2,601,162
John Fairfax Holdings Ltd.	895,604	2,342,501
Leighton Holdings Ltd.	152,994	1,292,566
Lend Lease Corp. Ltd.	413,832	3,160,992
Macquarie Bank Ltd.	231,856	5,921,209
Macquarie Goodman Industrial Trust	1,549,806	2,008,865
Macquarie Infrastructure Group	2,109,752	4,818,226
Mayne Group Ltd.	846,756	2,090,607
Mirvac Group	763,336	2,715,068
National Australia Bank Ltd.	1,627,722	38,806,349
Newcrest Mining Ltd.	350,450	3,109,481
News Corp. Ltd. (The)	1,480,490	13,901,451
OneSteel Ltd.	581,446	937,605
Orica Ltd.	300,140	3,198,023
Origin Energy Ltd.	714,144	3,091,098
PaperlinX Ltd.	447,888	1,555,056
Patrick Corporation Ltd.	496,825	1,912,793
Publishing & Broadcasting Ltd.	134,762	1,286,178
QBE Insurance Group Ltd.	715,606	6,095,469
Rinker Group Ltd.	1,039,310	5,637,214
Rio Tinto Ltd.	337,464	9,404,577
Santos Ltd.	630,122	2,951,056
Sonic Healthcare Ltd.	256,022	1,580,270
Southcorp Ltd.	688,517	1,583,051
Stockland Trust Group	1,276,503	5,278,988
Suncorp-Metway Ltd.	590,906	6,191,306
TAB Ltd.	493,124	1,731,138
TABCORP Holdings Ltd.	451,758	3,945,630
Telstra Corp. Ltd.	2,340,576	8,632,065
Toll Holdings Ltd.	250,862	1,879,396
Transurban Group	506,368	1,758,097
Wesfarmers Ltd.	406,694	8,629,081
Westfield Holdings Ltd.	469,560	4,673,528
Westfield Trust	2,373,170	6,481,808
Westpac Banking Corp. Ltd.	1,936,290	25,172,966
WMC Resources Ltd.[1]	1,222,748	4,934,041
Woodside Petroleum Ltd.	501,380	5,887,701
Woolworths Ltd.	1,116,538	10,104,983

		398,068,867
HONG KONG – 22.27%
ASM Pacific Technology Ltd.	172,000	784,445
Bank of East Asia Ltd.	1,530,800	4,975,589
BOC Hong Kong (Holdings) Ltd.	3,913,000	7,993,050
Cathay Pacific Airways Ltd.	1,118,000	2,276,547
Cheung Kong (Holdings) Ltd.	1,634,000	15,586,696
Cheung Kong Infrastructure Holdings Ltd.	516,000	1,315,878
CLP Holdings Ltd.	1,978,000	10,190,047
Esprit Holdings Ltd.	645,000	2,519,062
Giordano International Ltd.	1,548,000	939,676

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2004

Security	Shares	Value
Hang Lung Properties Ltd.	1,290,500	$1,865,160
Hang Seng Bank Ltd.	825,600	11,720,267
Henderson Land Development Co. Ltd.	774,000	3,937,691
Hong Kong & China Gas Co. Ltd.	3,956,600	6,836,754
Hong Kong Exchanges & Clearing Ltd.	1,204,000	3,186,392
Hongkong Electric Holdings Ltd.	1,462,000	6,273,348
Hopewell Holdings Ltd.	688,000	1,339,080
Hutchison Whampoa Ltd.	2,322,000	19,539,302
Hysan Development Co. Ltd.	688,000	1,294,886
Johnson Electric Holdings Ltd.	1,677,000	2,014,421
Li & Fung Ltd.	1,720,000	3,358,749
MTR Corp. Ltd.	1,419,000	2,251,411
New World Development Co. Ltd.	1,634,000	1,763,343
PCCW Ltd.[1]	3,440,600	2,718,409
SCMP Group Ltd.	1,204,000	537,510
Shangri-La Asia Ltd.	860,000	806,542
Sino Land Co. Ltd.	1,548,000	1,054,029
SmarTone Telecommunications Holdings Ltd.	215,000	247,211
Sun Hung Kai Properties Ltd.	1,376,000	13,523,385
Swire Pacific Ltd. Class A	989,000	6,924,658
Techtronic Industries Co. Ltd.	516,000	1,710,310
Television Broadcasts Ltd.	344,000	1,679,375
Texwinca Holdings Ltd.	688,000	499,393
Wharf (Holdings) Ltd. (The)	1,290,000	4,027,185
Yue Yuen Industrial (Holdings) Ltd.	473,000	1,367,254

		147,057,055
NEW ZEALAND – 2.90%
Auckland International Airport Ltd.	266,869	1,220,201
Carter Holt Harvey Ltd.	900,420	1,178,924
Contact Energy Ltd.	328,606	1,135,307
Fisher & Paykel Appliances Holdings Ltd.	236,672	624,619
Fisher & Paykel Healthcare Corp. Ltd.	92,450	741,481
Fletcher Building Ltd.	448,748	1,261,229
Independent Newspapers Ltd.	156,606	504,561
Lion Nathan Ltd.	299,624	1,391,673
NGC Holdings Ltd.	144,449	234,677
Sky City Entertainment Group Ltd.	465,432	1,371,931
Sky Network Television Ltd.[1]	102,168	364,188
Telecom Corp. of New Zealand Ltd.	2,067,182	8,119,715
Tenon Ltd.[1]	237,723	216,736
Tower Ltd.[1]	474,850	462,224
Warehouse Group Ltd. (The)	114,552	329,021

		19,156,487
SINGAPORE – 10.51%
Allgreen Properties Ltd.	430,000	290,498
Capitaland Ltd.	1,118,000	1,175,632
Chartered Semiconductor Manufacturing Ltd.[1]	1,032,000	1,036,698
City Developments Ltd.	453,000	1,782,993
ComfortDelGro Corp. Ltd.	1,806,000	1,002,597
Creative Technology Ltd.	64,500	678,249
Datacraft Asia Ltd.[1]	258,000	345,720
DBS Group Holdings Ltd.	1,204,000	10,397,298
Fraser & Neave Ltd.	172,830	1,441,731
Haw Par Corp. Ltd.	86,397	247,682
Jardine Cycle & Carriage Ltd.	86,000	310,707
Keppel Corp. Ltd.	516,000	2,212,836
Keppel Land Ltd.	430,000	485,005
Neptune Orient Lines Ltd.[1]	1,118,000	1,379,233
Oversea-Chinese Banking Corp. Ltd.	1,032,000	7,699,457
Overseas Union Enterprise Ltd.	86,000	330,915
Parkway Holdings Ltd.	516,000	312,222
SembCorp Industries Ltd.	1,032,000	866,947
SembCorp Logistics Ltd.	344,000	414,275
SembCorp Marine Ltd.	516,000	292,519
Singapore Airlines Ltd.	602,000	4,102,335
Singapore Exchange Ltd.	860,000	889,176
Singapore Land Ltd.	86,000	208,148
Singapore Post Ltd.	1,376,000	606,256
Singapore Press Holdings Ltd.	430,000	4,698,487
Singapore Technologies Engineering Ltd.	1,462,000	1,786,436
Singapore Telecommunications Ltd.	6,708,000	9,181,754
SMRT Corp. Ltd.	860,000	295,550
ST Assembly Test Services Ltd.[1]	344,000	379,921
United Overseas Bank Ltd.	1,290,000	10,685,269
United Overseas Land Ltd.	344,000	414,275
Venture Corp. Ltd.	258,000	3,258,628
Wing Tai Holdings Ltd.	430,000	212,190

		69,421,639

TOTAL COMMON STOCKS (Cost: $532,659,314)		633,704,048

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2004

Security	Shares or Principal	Value
PREFERRED STOCKS – 3.68%

AUSTRALIA – 3.63%
News Corp. Ltd. (The)	2,901,038	$23,972,149

		23,972,149
NEW ZEALAND – 0.05%
Tenon Ltd.[1]	340,843	313,088

		313,088

TOTAL PREFERRED STOCKS (Cost: $20,907,303)		24,285,237

SHORT-TERM INVESTMENTS – 3.39%

MONEY MARKET FUNDS – 1.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	7,454,095	7,454,095
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	2,664,928	2,664,928
BlackRock Temp Cash Money Market Fund[2]	123,544	123,544
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	623,123	623,123

		10,865,690
FLOATING RATE NOTES – 0.93%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$121,133	121,129
1.05%, 09/15/04[2,4]	242,266	242,253
1.05%, 10/12/04[2,4]	121,133	121,126
1.14%, 08/23/04[2,4]	121,133	121,183
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	181,700	181,683
1.38%, 11/22/04[2]	60,567	60,570
1.40%, 10/29/04[2]	242,266	242,262

Security	Principal	Value
CC USA Inc.
1.05%, 04/19/04[2,4]	$106,597	$106,597
1.06%, 05/24/04[2,4]	242,266	242,261
1.09%, 07/15/04[2,4]	121,133	121,149
1.51%, 02/15/05[2,4]	157,473	157,714
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	242,266	242,258
1.24%, 08/09/04[2]	60,567	60,563
1.48%, 01/18/05[2,4]	181,700	181,692
Five Finance Inc.
1.06%, 04/15/04[2,4]	121,133	121,133
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	242,266	242,266
Holmes Financing PLC
1.05%, 04/15/04[2]	24,227	24,227
K2 USA LLC
1.05%, 08/16/04[2,4]	60,567	60,562
1.05%, 09/27/04[2,4]	261,647	261,626
1.06%, 05/17/04[2]	121,133	121,132
1.07%, 04/13/04[2]	121,133	121,133
1.46%, 01/12/05[2,4]	121,133	121,123
Links Finance LLC
1.05%, 06/28/04[2]	121,133	121,125
1.06%, 07/20/04[2]	96,906	96,899
1.07%, 03/29/04[2]	121,133	121,133
1.07%, 05/04/04[2]	121,133	121,132
Nationwide Building Society
1.09%, 07/23/04[2,4]	181,700	181,700
1.17%, 12/28/04[2,4]	242,266	242,266
Northern Rock PLC
1.11%, 01/13/05[2,4]	230,153	230,153
Permanent Financing PLC
1.06%, 12/10/04[2]	121,133	121,133
Sigma Finance Inc.
1.06%, 07/01/04[2]	121,133	121,123
1.06%, 07/20/04[2]	121,133	121,124
1.09%, 10/07/04[2]	242,266	242,237
1.24%, 08/06/04[2]	60,567	60,564

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2004

Security	Principal	Value
Tango Finance Corp.
1.05%, 01/18/05[2,4]	$106,597	$106,588
1.06%, 07/15/04[2,4]	72,680	72,671
1.07%, 02/25/05[2,4]	135,669	135,642
1.10%, 07/06/04[2,4]	72,680	72,677
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	121,133	121,120
1.32%, 02/04/05[2,4]	60,567	60,555
White Pine Finance LLC
1.04%, 08/26/04[2,4]	121,133	121,124
1.06%, 04/20/04[2,4]	121,133	121,133
1.06%, 07/06/04[2,4]	145,360	145,355
1.06%, 11/15/04[2,4]	145,360	145,360

		6,158,456
COMMERCIAL PAPER – 0.39%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	181,700	181,689
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	121,133	121,081
1.05%, 05/21/04[2]	125,978	125,683
CRC Funding LLC
1.03%, 03/26/04[2]	96,906	96,837
Delaware Funding Corp.
1.02%, 03/16/04[2]	244,946	244,842
1.03%, 03/05/04[2]	108,271	108,259
Edison Asset Securitization
1.03%, 03/03/04[2]	181,700	181,689
Eureka Securitization Inc.
1.04%, 04/14/04[2]	145,360	145,175
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	84,793	84,771
Galaxy Funding Inc.
1.05%, 05/17/04[2]	121,133	120,862
Gemini Securitization Corp.
1.04%, 04/19/04[2]	60,567	60,481
GIRO Funding US Corp.
1.05%, 05/19/04[2]	60,567	60,427
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	121,133	121,053
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	48,453	48,441
New Center Asset Trust
1.04%, 03/01/04[2]	60,567	60,567
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	99,535	99,475
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	242,266	242,168
1.04%, 05/20/04[2]	60,567	60,427
Receivables Capital Corp.
1.03%, 03/15/04[2]	264,070	263,964
Windmill Funding Corp.
1.03%, 03/05/04[2]	138,334	138,318

		2,566,209

TIME DEPOSITS – 0.30%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	242,266	242,266
1.33%, 02/10/05[2]	121,133	121,116
1.39%, 02/02/05[2]	121,133	121,116
1.40%, 10/25/04[2]	242,266	242,242
Bank of New York
1.39%, 11/01/04[2]	242,266	242,250
Bank of Novia Scotia
1.24%, 10/07/04[2]	181,700	181,689
1.42%, 10/29/04[2]	181,700	181,709
SunTrust Bank
1.01%, 03/01/04[2]	399,739	399,739
Toronto-Dominion Bank
1.34%, 02/10/05[2]	96,906	96,893
1.41%, 11/01/04[2]	181,700	181,687

		2,010,707
U.S. GOVERNMENT AGENCY NOTES – 0.09%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	181,700	181,282
1.28%, 08/19/04[2]	96,906	96,317
Federal National Mortgage Association
1.28%, 08/20/04[2]	314,946	313,020

		590,619

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2004

Security	Principal	Value
PURCHASE AGREEMENTS – 0.04%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	$242,266	$242,266

		242,266

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,433,947)		22,433,947

TOTAL INVESTMENTS IN SECURITIES – 103.02% (Cost $576,000,564)		680,423,232

Other Assets, Less Liabilities – (3.02%)		(19,956,681)

NET ASSETS – 100.00%		$660,466,551

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI SINGAPORE INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.77%

United Overseas Bank Ltd.	3,080,000	$25,512,116
DBS Group Holdings Ltd.	2,800,000	24,179,762
Singapore Telecommunications Ltd.	15,680,000	21,462,417
Oversea-Chinese Banking Corp. Ltd.	2,240,000	16,711,999
Singapore Airlines Ltd.	1,120,000	7,632,251
Keppel Corp. Ltd.	1,680,000	7,204,582
Venture Corp. Ltd.	560,000	7,072,992
City Developments Ltd.	1,680,000	6,612,425
Singapore Press Holdings Ltd.	560,000	6,118,960
Singapore Technologies Engineering Ltd.	4,760,000	5,816,302
Fraser & Neave Ltd.	560,000	4,671,464
Singapore Exchange Ltd.	3,920,000	4,052,989
Capitaland Ltd.	3,640,000	3,827,640
Neptune Orient Lines Ltd.[1]	3,080,000	3,799,677
ComfortDelGro Corp. Ltd.	5,600,000	3,108,827
Chartered Semiconductor Manufacturing Ltd.[1]	3,080,000	3,094,023
SembCorp Industries Ltd.	3,080,000	2,587,399
Haw Par Corp. Ltd.	840,000	2,408,107
Singapore Post Ltd.	4,760,000	2,097,224
Jardine Cycle & Carriage Ltd.	560,000	2,023,204
SMRT Corp. Ltd.	5,320,000	1,828,286
Creative Technology Ltd.	168,000	1,766,603
Allgreen Properties Ltd.	2,520,000	1,702,453
United Overseas Land Ltd.	1,400,000	1,686,004
Keppel Land Ltd.	1,400,000	1,579,086
Parkway Holdings Ltd.	2,520,000	1,524,805
SembCorp Marine Ltd.	2,520,000	1,428,580
Singapore Land Ltd.	560,000	1,355,383
SembCorp Logistics Ltd.	1,120,000	1,348,803
ST Assembly Test Services Ltd.[1]	1,120,000	1,236,951
Datacraft Asia Ltd.[1]	840,000	1,125,600
Overseas Union Enterprise Ltd.	280,000	1,077,398
Wing Tai Holdings Ltd.	1,400,000	690,850

TOTAL COMMON STOCKS (Cost: $152,405,484)		178,345,162

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 3.81%

MONEY MARKET FUNDS – 1.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	2,319,541	$2,319,541
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	798,456	798,457
BlackRock Temp Cash Money Market Fund[2]	37,016	37,016
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	186,698	186,698

		3,341,712
FLOATING RATE NOTES – 1.03%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	36,293	36,292
1.05%, 09/15/04[2,4]	72,587	72,583
1.05%, 10/12/04[2,4]	36,293	36,291
1.14%, 08/23/04[2,4]	36,293	36,308
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	54,440	54,435
1.38%, 11/22/04[2]	18,147	18,148
1.40%, 10/29/04[2]	72,587	72,586
CC USA Inc.
1.05%, 04/19/04[2,4]	31,938	31,938
1.06%, 05/24/04[2,4]	72,587	72,585
1.09%, 07/15/04[2,4]	36,293	36,298
1.51%, 02/15/05[2,4]	47,181	47,254
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	72,587	72,585
1.24%, 08/09/04[2]	18,147	18,146
1.48%, 01/18/05[2,4]	54,440	54,438
Five Finance Inc.
1.06%, 04/15/04[2,4]	36,293	36,293
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	72,587	72,587
Holmes Financing PLC
1.05%, 04/15/04[2]	7,259	7,259

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SINGAPORE INDEX FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$18,147	$18,145
1.05%, 09/27/04[2,4]	78,394	78,387
1.06%, 05/17/04[2]	36,293	36,293
1.07%, 04/13/04[2]	36,293	36,293
1.46%, 01/12/05[2,4]	36,293	36,290
Links Finance LLC
1.05%, 06/28/04[2]	36,293	36,292
1.06%, 07/20/04[2]	29,035	29,033
1.07%, 03/29/04[2]	36,293	36,293
1.07%, 05/04/04[2]	36,293	36,293
Nationwide Building Society
1.09%, 07/23/04[2,4]	54,440	54,440
1.17%, 12/28/04[2,4]	72,587	72,587
Northern Rock PLC
1.11%, 01/13/05[2,4]	68,958	68,958
Permanent Financing PLC
1.06%, 12/10/04[2]	36,293	36,293
Sigma Finance Inc.
1.06%, 07/01/04[2]	36,293	36,290
1.06%, 07/20/04[2]	36,293	36,291
1.09%, 10/07/04[2]	72,587	72,578
1.24%, 08/06/04[2]	18,147	18,146
Tango Finance Corp.
1.05%, 01/18/05[2,4]	31,938	31,935
1.06%, 07/15/04[2,4]	21,776	21,773
1.07%, 02/25/05[2,4]	40,649	40,641
1.10%, 07/06/04[2,4]	21,776	21,776
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	36,293	36,290
1.32%, 02/04/05[2,4]	18,147	18,143
White Pine Finance LLC
1.04%, 08/26/04[2,4]	36,293	36,291
1.06%, 04/20/04[2,4]	36,293	36,293
1.06%, 07/06/04[2,4]	43,552	43,551
1.06%, 11/15/04[2,4]	43,552	43,552

		1,845,173

COMMERCIAL PAPER – 0.43%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	54,440	54,437
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	36,293	36,278
1.05%, 05/21/04[2]	37,745	37,656
CRC Funding LLC
1.03%, 03/26/04[2]	29,035	29,014
Delaware Funding Corp.
1.02%, 03/16/04[2]	73,390	73,359
1.03%, 03/05/04[2]	32,440	32,437
Edison Asset Securitization
1.03%, 03/03/04[2]	54,440	54,437
Eureka Securitization Inc.
1.04%, 04/14/04[2]	43,552	43,497
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	25,405	25,399
Galaxy Funding Inc.
1.05%, 05/17/04[2]	36,293	36,212
Gemini Securitization Corp.
1.04%, 04/19/04[2]	18,147	18,121
GIRO Funding US Corp.
1.05%, 05/19/04[2]	18,147	18,105
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	36,293	36,270
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	14,517	14,514
New Center Asset Trust
1.04%, 03/01/04[2]	18,147	18,147
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	29,822	29,804
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	72,587	72,558
1.04%, 05/20/04[2]	18,147	18,105
Receivables Capital Corp.
1.03%, 03/15/04[2]	79,120	79,088
Windmill Funding Corp.
1.03%, 03/05/04[2]	41,447	41,442

		768,880

TIME DEPOSITS – 0.34%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	72,587	72,587
1.33%, 02/10/05[2]	36,293	36,288
1.39%, 02/02/05[2]	36,293	36,288
1.40%, 10/25/04[2]	72,587	72,580

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SINGAPORE INDEX FUND

February 29, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[2]	$72,587	$72,582
Bank of Novia Scotia
1.24%, 10/07/04[2]	54,440	54,437
1.42%, 10/29/04[2]	54,440	54,443
SunTrust Bank
1.01%, 03/01/04[2]	119,768	119,768
Toronto-Dominion Bank
1.34%, 02/10/05[2]	29,035	29,031
1.41%, 11/01/04[2]	54,440	54,437

		602,441

U.S. GOVERNMENT AGENCY NOTES – 0.10%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	54,440	54,315
1.28%, 08/19/04[2]	29,035	28,858
Federal National Mortgage Association
1.28%, 08/20/04[2]	94,363	93,786

		176,959

REPURCHASE AGREEMENTS – 0.04%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	72,587	72,587

		72,587

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,807,752)		6,807,752

TOTAL INVESTMENTS IN SECURITIES – 103.58% (Cost $159,213,236)		185,152,914
Other Assets, Less Liabilities – (3.58%)		(6,396,834)

NET ASSETS – 100.00%		$178,756,080

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES MSCI SOUTH AFRICA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%
Anglo American PLC	864,300	$21,616,921
Sasol Ltd.	441,390	6,622,675
Standard Bank Group Ltd.	797,130	4,829,638
Old Mutual PLC	2,727,810	4,822,829
Impala Platinum Holdings Ltd.	50,735	4,210,437
AngloGold Ltd.	88,200	3,739,367
MTN Group Ltd.[1]	828,793	3,706,922
Gold Fields Ltd.	272,310	3,357,050
FirstRand Ltd.	2,391,450	3,271,772
Sanlam Ltd.	2,074,710	2,854,032
Anglo American Platinum Corp. Ltd.	62,790	2,784,793
Harmony Gold Mining Co. Ltd.	176,100	2,681,941
Sappi Ltd.	154,830	2,118,481
Bidvest Group Ltd.	226,415	1,804,104
Barloworld Ltd.	173,910	1,768,776
Tiger Brands Ltd.	134,700	1,674,764
Imperial Holdings Ltd.	134,370	1,414,102
Telkom South Africa Ltd.	137,880	1,394,036
Naspers Ltd.	199,290	1,243,409
Liberty Group Ltd.	119,160	985,312
Nampak Ltd.	492,750	985,278
Iscor Ltd.	166,200	859,547
Dimension Data Holdings PLC[1]	1,124,730	845,471
Woolworths Holdings Ltd.	730,230	750,924
Anglovaal Industries Ltd.	276,360	712,557
Network Healthcare Holdings Ltd.[1]	943,980	637,220
JD Group Ltd.	98,580	615,060
Investec Ltd.	29,850	610,328
African Bank Investments Ltd.	365,400	596,044
Foschini Ltd.	185,250	536,129
Truworths International Ltd.	372,270	531,694
Alexander Forbes Ltd.	269,100	523,919
New Africa Capital Ltd.	434,700	503,223
Pick’n Pay Stores Ltd.	188,370	498,431
Shoprite Holdings Ltd.	331,815	466,432
Metro Cash & Carry Ltd.[1]	1,321,890	455,105
Nedcor Ltd.	33,090	318,388
Steinhoff International Holdings Ltd.	60,870	81,081
Bidvest Group Ltd. Warrants (Expire 12/8/06)[1]	17,071	14,706

TOTAL COMMON STOCKS (Cost: $62,442,281)		87,442,898

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	35,866	35,866

		35,866

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,866)		35,866

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost $62,478,147)		87,478,764

Other Assets, Less Liabilities – 0.06%		53,039

NET ASSETS – 100.00%		$87,531,803

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI SOUTH KOREA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.24%
Samsung Electronics Co. Ltd.	164,980	$76,457,568
Kookmin Bank[1]	555,969	23,212,651
POSCO	155,940	22,940,153
SK Telecom Co. Ltd.	72,860	14,745,476
Samsung SDI Co. Ltd.	103,960	14,409,422
Hyundai Motor Co. Ltd.	305,100	12,971,939
LG Electronics Inc.	203,406	11,450,236
Korea Electric Power Corp.	522,060	9,189,321
Samsung Electro-Mechanics Co. Ltd.[1]	216,960	8,099,102
KT Corp.	213,560	7,899,541
Shinhan Financial Group Ltd.	420,360	7,738,770
Hyundai Mobis Co.	131,080	5,907,517
LG Corp.	117,520	5,746,088
Shinsegae Department Store Co. Ltd.	20,340	4,618,010
Samsung Fire & Marine Insurance Co. Ltd.	70,060	4,509,815
Daeduck Electronics Co. Ltd.	384,241	4,345,583
KT&G Corp.	162,720	3,825,857
Hana Bank	151,813	3,291,864
S-Oil Corp.	90,620	3,282,663
Hyundai Heavy Industries Co. Ltd.	99,440	3,044,082
Samsung Corp.	298,320	2,942,612
Kia Motors Corp.	316,400	2,932,619
Kangwon Land Inc.	234,012	2,795,811
NCsoft Corp.[1]	41,744	2,715,490
KT Corp. ADR	141,861	2,698,196
Daewoo Shipbuilding and Marine Engineering Co. Ltd.	212,440	2,474,854
Samsung Securities Co. Ltd.	103,960	2,470,818
Hankook Tire Co. Ltd.	287,020	2,382,071
Humax Co. Ltd.	231,650	2,284,983
SK Telecom Co. Ltd. ADR	87,369	2,185,099
Daelim Industrial Co. Ltd.	58,760	1,978,653
Cheil Jedang Corp.	31,640	1,840,286
Cheil Communications Inc.	11,300	1,729,592
Korea Exchange Bank[1]	244,080	1,662,484
Samsung Heavy Industries Co. Ltd.	354,820	1,644,361
S1 Corp.	70,060	1,632,350
LG Petrochemical Co. Ltd.	63,280	1,571,238
LG Investments & Securities Co. Ltd.	185,320	1,564,819
Honam Petrochemical Corp.[1]	33,900	1,524,923
Hanjin Shipping Co. Ltd.	83,620	1,493,214
Hite Brewery Co. Ltd.	18,080	1,383,673
Daishin Securities Co. Ltd.	85,880	1,347,352
Amorepacific Corp.	9,040	1,306,803
LG Engineering & Construction Co. Ltd.	79,100	1,294,792
Daum Communications Corp.[1]	33,222	1,243,000
Cheil Industries Inc.	90,400	1,222,245
Nong Shim Co. Ltd.	7,122	1,211,225
Korean Air Co. Ltd.[1]	67,800	985,867
Hyundai Department Store Co. Ltd.	31,640	914,762
Kumgang Korea Chemical Co. Ltd.	11,300	914,762
Hyundai Securities Co. Ltd.[1]	151,420	834,355
Good Morning Securities Co. Ltd.[1]	174,524	761,316
LG Household & Health Care Ltd.	22,600	588,061
LG Cable Ltd.	45,200	580,374
YuHan Corp.	9,356	564,861
Samsung Fine Chemicals Co. Ltd.	27,120	419,714
Dongwon Financial Holding Co. Ltd.	69,007	386,697
Hyosung Corp.	32,826	301,460
Poongsan Corp.	22,600	219,082
Daewoo Securities Co. Ltd.[1]	47,460	195,127
Dong-A Pharmaceutical Co. Ltd.	9	149
LG Chem Investment Ltd.	6	57
TriGem Computer Inc.[1]	7	30

TOTAL COMMON STOCKS (Cost: $225,459,377)		306,885,895
SHORT-TERM INVESTMENTS – 0.19%

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund Institutional Shares[2]	575,709	575,709

		575,709

TOTAL SHORT-TERM INVESTMENTS (Cost: $575,709)		575,709

TOTAL INVESTMENTS IN SECURITIES – 99.43% (Cost $226,035,086)		307,461,604
Other Assets, Less Liabilities – 0.57%		1,759,422

NET ASSETS – 100.00%		$309,221,026

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES MSCI TAIWAN INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS - 100.01%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	31,815,726	$60,569,588
United Microelectronics Corp[1]	31,815,473	28,996,864
Cathay Financial Holdings Co. Ltd.	9,899,055	19,439,008
Hon Hai Precision Industry Co. Ltd.	4,242,516	18,824,535
China Steel Corp.	14,847,683	15,134,799
Nan Ya Plastic Corp.	10,605,992	14,340,586
AU Optronics Corp[1]	7,777,800	12,941,625
Formosa Plastic Corp.	7,777,258	12,590,974
Mega Financial Holdings Co. Ltd.	16,261,136	11,846,668
Asustek Computer Inc.	4,242,156	11,128,426
China Development Financial Holding Co.	19,796,338	11,039,181
Chinatrust Financial Holding Co. Ltd.	9,191,289	10,967,270
Formosa Chemicals & Fibre Corp.	6,363,964	10,112,130
MediaTek Inc.	841,050	9,531,312
Fubon Financial Holding Co. Ltd.	8,484,000	9,029,591
Quanta Computer Inc.	3,535,468	8,956,590
Chunghwa Telecom Co. Ltd.	4,242,000	6,931,165
Compal Electronics Inc.	4,949,910	6,678,038
Acer Inc.	4,242,512	6,677,616
First Financial Holding Co. Ltd.[1]	7,777,050	6,435,214
Advanced Semiconductor Engineering Inc.[1]	5,656,792	6,376,716
Hua Nan Financial Holdings Co. Ltd.[1]	5,656,186	5,307,709
Lite-On Technology Corp.	4,242,631	5,215,046
Taishin Financial Holdings Co. Ltd.	5,656,441	5,138,365
CMC Magnetics Corp.[1]	5,656,400	4,883,955
Benq Corp.	3,535,472	4,865,182
Chang Hwa Commercial Bank Ltd.[1]	7,070,446	4,811,846
Uni-President Enterprises Corp.	7,070,637	4,154,834
Winbond Electronics Corp.[1]	7,777,280	4,127,053
Taiwan Cellular Corp.	4,242,920	4,095,998
Siliconware Precision Industries Co. Ltd.[1]	3,535,525	3,847,686
Chunghwa Picture Tubes Ltd.[1]	6,363,000	3,719,937
SinoPac Holdings Co.	6,363,393	3,624,778
Walsin Lihwa Corp.[1]	7,070,779	3,455,365
Tatung Co. Ltd.[1]	8,484,120	3,433,837
Pou Chen Corp.	2,828,616	3,264,929
Ritek Corp.[1]	4,242,625	3,090,865
Far Eastern Textile Ltd.	4,242,975	3,052,957
Via Technologies Inc.	2,121,502	2,868,528
Delta Electronics Inc.	2,121,404	2,862,035
President Chain Store Corp.	1,414,653	2,841,605
China Motor Co. Ltd.	1,414,330	2,840,957
International Bank of Taipei	3,535,244	2,755,699
Gigabyte Technology Co. Ltd.	1,414,116	2,670,943
Realtek Semiconductor Corp.	1,414,700	2,629,633
Yang Ming Marine Transport Corp.	2,121,000	2,575,341
Synnex Technology International Corp.	1,414,942	2,460,400
Macronix International Co. Ltd.[1]	7,777,200	2,401,594
Inventec Co. Ltd.	3,535,500	2,331,914
Yageo Corp.[1]	4,242,100	2,276,528
Yulon Motor Co. Ltd.	1,414,331	2,073,476
Ambit Microsystems Corp.	707,934	2,058,750
Cheng Shin Rubber Industry Co. Ltd.	1,414,604	2,018,742
Taiwan Glass Industrial Corp.	2,121,012	1,882,235
Taiwan Cement Corp.	2,828,187	1,695,810
Zyxel Communication Corp.	707,450	1,643,753
Teco Electric & Machinery Co. Ltd.	3,535,092	1,557,963
Evergreen Marine Corp. Ltd.	1,414,319	1,543,433
Asia Cement Corp.	2,121,740	1,507,577
Advantech Co. Ltd.	707,567	1,442,499
Taiwan Styrene Monomer Corp.	1,414,600	1,335,929
Kinpo Electronics Inc.	2,121,235	1,310,072
Nien Made Enterprise Co. Ltd.	707,000	1,292,970
Cathay Real Estate Development Co. Ltd.[1]	2,121,493	1,284,790
Accton Technology Corp.	1,414,259	1,259,286
Premier Image Technology Corp.	707,340	1,187,559
Micro-Star International Co. Ltd.	707,103	1,165,962
EVA Airways Corp.	2,121,222	1,163,794
Wan Hai Lines Ltd.	1,032,368	1,073,997
Formosa Taffeta Co. Ltd.	2,121,762	1,017,784
Sampo Corp.[1]	2,121,148	966,615
Giant Manufacturing Co. Ltd.	707,914	946,574
Systex Corp.	1,414,772	941,626
D-Link Corp.	707,585	890,978

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI TAIWAN INDEX FUND

February 29, 2004

Security	Shares	Value
Phoenixtec Power Co. Ltd.	709,438	$889,057
Arima Computer Corp.[1]	2,121,600	884,132
Oriental Union Chemical Corp.	707,880	878,616
China Airlines Ltd.[1]	1,414,187	856,441
Continental Engineering Corp.	1,414,571	831,227
Compeq Manufacturing Co. Ltd.[1]	1,414,200	818,290
Taiwan Secom Co. Ltd.	707,486	793,284
Nien Hsing Textile Co. Ltd.	707,800	732,097
Elitegroup Computer Systems Co. Ltd.	707,300	725,218
Prodisc Technology Inc.[1]	707,572	674,585
Shihlin Electric & Engineering Corp.	707,080	523,606
Picvue Electronics Ltd.[1]	1,414,040	498,125
Eternal Chemical Co. Ltd.	707,100	491,822
BES Engineering Corp.[1]	2,121,366	483,357
WU’S Printed Circuit Co. Ltd.[1]	707,000	468,436
Aurora Corp.	610	408
Microelectronics Technology Inc.[1]	420	229
Tung Ho Steel Enterprise Corp.[1]	210	129
China Synthetic Rubber Corp.[1]	236	92
Far Eastern Department Stores Co. Ltd.[1]	160	87
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	15

TOTAL COMMON STOCKS (Cost: $371,426,877)		443,964,842

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	443,873	443,873

		443,873

TOTAL SHORT-TERM INVESTMENTS (Cost: $443,873)		443,873

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost $371,870,750)		444,408,715

Other Assets, Less Liabilities – (0.11%)		(509,390)

NET ASSETS – 100.00%		$443,899,325

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES, INC.

February 29, 2004

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments at cost	$172,579,398	$228,666,519	$259,021,280	$1,894,928,255	$524,883,266	$185,266,595

Foreign currency, at cost	$69,991	$—	$267,300	$1,789,625	$221,196	$29,413

Investments in securities, at value (including securities on loana) (Note 1)	$211,541,272	$263,074,255	$328,720,556	$2,125,164,263	$614,943,172	$245,807,023
Foreign currency, at value	69,132	—	266,435	1,841,772	221,629	29,413
Receivables:
Investment securities sold	1,385,227	2,484,606	—	2,521,841	5,242,071	689,376
Dividends and interest	876,274	2,302,926	284,897	3,393,882	145,658	55,975
Capital shares sold	13,093	—	—	—	—	17,064,350

Total Assets	213,884,998	267,861,787	329,271,888	2,132,921,758	620,552,530	263,646,137

LIABILITIES
Payables:
Investment securities purchased	1,406,619	2,189,574	—	2,521,841	5,380,512	17,753,220
Collateral for securities on loan (Note 5)	35,303,241	—	—	330,406,963	66,854,349	—
Advisory fees (Note 2)	158,300	414,636	324,250	1,858,635	490,725	168,839
Distribution fees	67,089	140,002	137,635	—	207,923	71,942

Total Liabilities	36,935,249	2,744,212	461,885	334,787,439	72,933,509	17,994,001

NET ASSETS	$176,949,749	$265,117,575	$328,810,003	$1,798,134,319	$547,619,021	$245,652,136

Net assets consist of:
Paid-in capital	$149,031,038	$281,817,567	$174,495,873	$1,570,925,371	$469,341,854	$213,973,534
Undistributed (distributions in excess of) net investment income	(491,421)	1,209,875	106,277	(780,010)	(871,387)	(257,676)
Undistributed net realized gain (accumulated net realized loss)	(10,541,496)	(52,317,513)	84,511,288	(2,298,306)	(10,910,583)	(28,604,150)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	38,951,628	34,407,646	69,696,565	230,287,264	90,059,137	60,540,428

NET ASSETS	$176,949,749	$265,117,575	$328,810,003	$1,798,134,319	$547,619,021	$245,652,136

Shares outstanding	12,800,000	15,850,000	22,500,000	10,400,000	48,750,000	34,650,000

Net asset value per share	$13.82	$16.73	$14.61	$172.90	$11.23	$7.09

[a]	Securities on loan with market values of $33,492,695, $-, $-, $310,697,377, $62,816,605 and $-, respectively. See Note 5.

See notes to financial statements.

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES, INC.

February 29, 2004

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments at cost	$96,194,424	$576,000,564	$159,213,236	$62,478,147	$226,035,086	$371,870,750

Foreign currency, at cost	$44,682	$555,359	$249,462	$586	$—	$135,751

Investments in securities, at value (including securities on loana) (Note 1)	$99,980,064	$680,423,232	$185,152,914	$87,478,764	$307,461,604	$444,408,715
Foreign currency, at value	44,730	557,757	247,710	582	—	134,789
Receivables:
Investment securities sold	—	5,574,194	2,452,484	1,998,795	5,811,483	—
Dividends and interest	34	2,085,146	2,589	53,312	2,158,122	100
Capital shares sold	28,547	—	—	—	—	—

Total Assets	100,053,375	688,640,329	187,855,697	89,531,453	315,431,209	444,543,604

LIABILITIES
Payables:
Investment securities purchased	—	5,565,656	2,148,004	1,851,484	5,803,232	—
Collateral for securities on loan (Note 5)	—	22,122,953	6,628,400	—	—	—
Advisory fees (Note 2)	76,259	485,169	162,909	110,777	304,363	481,732
Distribution fees	32,271	—	72,099	37,389	102,588	162,547
Custodian fees	—	—	17,026	—	—	—
Accrued expenses	—	—	71,179	—	—	—

Total Liabilities	108,530	28,173,778	9,099,617	1,999,650	6,210,183	644,279

NET ASSETS	$99,944,845	$660,466,551	$178,756,080	$87,531,803	$309,221,026	$443,899,325

Net assets consist of:
Paid-in capital	$97,378,761	$557,443,532	$172,900,238	$55,566,355	$236,491,101	$413,954,569
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(103,947)	(261,627)	(852,404)	38,075	525,339	(1,565,613)
Undistributed net realized gain (accumulated net realized loss)	(1,115,657)	(1,117,244)	(19,224,185)	6,928,548	(9,260,971)	(41,026,634)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	3,785,688	104,401,890	25,932,431	24,998,825	81,465,557	72,537,003

NET ASSETS	$99,944,845	$660,466,551	$178,756,080	$87,531,803	$309,221,026	$443,899,325

Shares outstanding	5,100,000	8,600,000	28,000,000	1,500,000	11,300,000	35,350,000

Net asset value per share	$19.60	$76.80	$6.38	$58.35	$27.36	$12.56

[a]	Securities on loan with market values of $-, $20,897,633, $6,128,388, $-, $- and $-, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES, INC.

For the six months ended February 29, 2004

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends[a]	$2,425,340	$6,370,404	$2,757,628	$6,467,182	$3,535,595	$1,521,264
Interest	2,879	3,924	1,169	25,060	5,513	1,837
Securities lending income	12,087	—	—	342,781	84,368	—

Total investment income	2,440,306	6,374,328	2,758,797	6,835,023	3,625,476	1,523,101

EXPENSES (Note 2)
Advisory fees	371,011	1,018,342	1,129,705	3,319,069	1,154,614	417,130
Distribution fees	157,208	344,034	478,688	—	489,243	176,750

Total expenses	528,219	1,362,376	1,608,393	3,319,069	1,643,857	593,880

Net investment income	1,912,087	5,011,952	1,150,404	3,515,954	1,981,619	929,221

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,128,752)	53,406,655	(5,476,401)	(1,768,918)	(409,626)	(1,408,759)
In-kind redemptions	—	—	98,965,412	—	5,602,047	—
Foreign currency transactions	102,645	(73,906)	66,424	(48,943)	5,998	(3,372)

Net realized gain (loss)	(1,026,107)	53,332,749	93,555,435	(1,817,861)	5,198,419	(1,412,131)

Net change in unrealized appreciation (depreciation) on:
Investments	27,909,927	19,181,711	(16,684,602)	200,426,882	79,561,341	29,918,150
Translation of assets and liabilities in foreign currencies	(4,372)	24,384	(2,874)	53,488	(685)	—

Net change in unrealized appreciation (depreciation)	27,905,555	19,206,095	(16,687,476)	200,480,370	79,560,656	29,918,150

Net realized and unrealized gain	26,879,448	72,538,844	76,867,959	198,662,509	84,759,075	28,506,019

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,791,535	$77,550,796	$78,018,363	$202,178,463	$86,740,694	$29,435,240

[a]	Net of foreign withholding tax of $13,535, $1,046,049, $486,640, $814,050, $- and $397,900, respectively.

See notes to financial statements.

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES, INC.

For the six months ended February 29, 2004

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$391,862	$6,514,967	$1,417,881	$1,060,352	$2,141,129	$73,746
Interest	174	3,662	997	102	1,090	1,118
Securities lending income	—	40,436	25,558	—	—	—

Total investment income	392,036	6,559,065	1,444,436	1,060,454	2,142,219	74,864

EXPENSES (Note 2)
Advisory fees	214,237	1,040,026	343,020	319,381	706,311	1,226,215
Distribution fees	90,779	—	183,906	107,903	238,618	414,262
Custodian fees and expenses	—	—	55,302	—	—	—
Directors’ fees	—	—	2,451	—	—	—
Professional fees	—	—	14,286	—	—	—
Federal and state registration fees	—	—	826	—	—	—
Insurance	—	—	749	—	—	—
Printing	—	—	17,163	—	—	—
AMEX listing fee	—	—	221	—	—	—

Total expenses	305,016	1,040,026	617,924	427,284	944,929	1,640,477

Net investment income (loss)	87,020	5,519,039	826,512	633,170	1,197,290	(1,565,613)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(17,825)	(1,675,028)	(3,860,630)	(285,528)	(993,632)	(1,104,219)
In-kind redemptions	6,649,883	4,317,918	—	7,768,296	—	—
Foreign currency transactions	(4,689)	198,246	26,334	(21,878)	(5,705)	13,357

Net realized gain (loss)	6,627,369	2,841,136	(3,834,296)	7,460,890	(999,337)	(1,090,862)

Net change in unrealized appreciation (depreciation) on:
Investments	10,925,899	81,655,032	29,218,138	12,540,256	35,359,500	55,031,445
Translation of assets and liabilities in foreign currencies	4,455	(14,684)	(7,363)	(3,533)	39,038	(8,027)

Net change in unrealized appreciation (depreciation)	10,930,354	81,640,348	29,210,775	12,536,723	35,398,538	55,023,418

Net realized and unrealized gain	17,557,723	84,481,484	25,376,479	19,997,613	34,399,201	53,932,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,644,743	$90,000,523	$26,202,991	$20,630,783	$35,596,491	$52,366,943

[a]	Net of foreign withholding tax of $-, $152,014, $385,900, $-, $423,097 and $12,095, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	For the six months ended February 29, 2004 (unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,912,087	$2,634,052	$5,011,952	$2,200,072	$1,150,404	$4,043,853
Net realized gain (loss)	(1,026,107)	3,417,876	53,332,749	(38,109,067)	93,555,435	43,873,019
Net change in unrealized appreciation (depreciation)	27,905,555	12,038,862	19,206,095	53,071,314	(16,687,476)	100,028,939

Net increase in net assets resulting from operations	28,791,535	18,090,790	77,550,796	17,162,319	78,018,363	147,945,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,470,639)	(2,180,684)	(5,717,313)	(733,550)	(4,394,348)	(1,067,330)

Total distributions to shareholders	(4,470,639)	(2,180,684)	(5,717,313)	(733,550)	(4,394,348)	(1,067,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,088,088	8,283,804	240,549,147	52,276,580	88,517,701	505,287,212
Cost of shares redeemed	—	(13,383,892)	(150,299,666)	(49,458,528)	(336,738,527)	(215,179,302)

Net increase (decrease) in net assets from capital share transactions	65,088,088	(5,100,088)	90,249,481	2,818,052	(248,220,826)	290,107,910

INCREASE (DECREASE) IN NET ASSETS	89,408,984	10,810,018	162,082,964	19,246,821	(174,596,811)	436,986,391

NET ASSETS:
Beginning of period	87,540,765	76,730,747	103,034,611	83,787,790	503,406,814	66,420,423

End of period	$176,949,749	$87,540,765	$265,117,575	$103,034,611	$328,810,003	$503,406,814

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(491,421)	$2,067,131	$1,209,875	$1,915,236	$106,277	$3,350,221

SHARES ISSUED AND REDEEMED:
Shares sold	5,000,000	800,000	16,800,000	5,350,000	6,500,000	53,800,000
Shares redeemed	—	(1,200,000)	(9,400,000)	(7,000,000)	(25,100,000)	(19,700,000)

Net increase (decrease) in shares outstanding	5,000,000	(400,000)	7,400,000	(1,650,000)	(18,600,000)	34,100,000

See notes to financial statements.

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the period April 7, 2003[1] to August 31, 2003	For the Six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,515,954	$707,065	$1,981,619	$4,118,499	$929,221	$1,483,772
Net realized gain (loss)	(1,817,861)	(485,246)	5,198,419	(1,557,634)	(1,412,131)	(1,306,184)
Net change in unrealized appreciation (depreciation)	200,480,370	29,806,894	79,560,656	32,371,162	29,918,150	4,269,454

Net increase in net assets resulting from operations	202,178,463	30,028,713	86,740,694	34,932,027	29,435,240	4,447,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,998,228)	—	(6,211,899)	(2,327,202)	(2,163,298)	(1,342,811)

Total distributions to shareholders	(4,998,228)	—	(6,211,899)	(2,327,202)	(2,163,298)	(1,342,811)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,303,107,875	267,817,496	240,765,163	168,140,088	133,464,243	22,654,462
Cost of shares redeemed	—	—	(24,301,877)	(49,620,095)	(14,813,629)	(19,290,970)

Net increase (decrease) in net assets from capital share transactions	1,303,107,875	267,817,496	216,463,286	118,519,993	118,650,614	3,363,492

INCREASE IN NET ASSETS	1,500,288,110	297,846,209	296,992,081	151,124,818	145,922,556	6,467,723

NET ASSETS:
Beginning of period	297,846,209	—	250,626,940	99,502,122	99,729,580	93,261,857

End of period	$1,798,134,319	$297,846,209	$547,619,021	$250,626,940	$245,652,136	$99,729,580

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(780,010)	$702,264	$(871,387)	$3,358,893	$(257,676)	$976,401

SHARES ISSUED AND REDEEMED:
Shares sold	8,200,000	2,200,000	23,550,000	21,525,000	20,325,000	3,975,000
Shares redeemed	—	—	(2,550,000)	(6,225,000)	(2,325,000)	(3,750,000)

Net increase in shares outstanding	8,200,000	2,200,000	21,000,000	15,300,000	18,000,000	225,000

[1]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$87,020	$791,154	$5,519,039	$5,444,061	$826,512	$2,205,148
Net realized gain (loss)	6,627,369	(11,129,490)	2,841,136	188,729	(3,834,296)	(4,645,255)
Net change in unrealized appreciation (depreciation)	10,930,354	16,146,586	81,640,348	27,848,209	29,210,775	11,587,071

Net increase in net assets resulting from operations	17,644,743	5,808,250	90,000,523	33,480,999	26,202,991	9,146,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(788,654)	(1,985,056)	(9,962,572)	(2,734,116)	(3,170,833)	(1,331,268)

Total distributions to shareholders	(788,654)	(1,985,056)	(9,962,572)	(2,734,116)	(3,170,833)	(1,331,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	97,079,822	35,186,944	371,016,852	104,747,751	47,521,492	17,230,968
Cost of shares redeemed	(74,146,501)	(49,848,527)	(13,885,777)	(17,225,922)	—	(4,970,610)

Net increase (decrease) in net assets from capital share transactions	22,933,321	(14,661,583)	357,131,075	87,521,829	47,521,492	12,260,358

INCREASE (DECREASE) IN NET ASSETS	39,789,410	(10,838,389)	437,169,026	118,268,712	70,553,650	20,076,054

NET ASSETS:
Beginning of period	60,155,435	70,993,824	223,297,525	105,028,813	108,202,430	88,126,376

End of period	$99,944,845	$60,155,435	$660,466,551	$223,297,525	$178,756,080	$108,202,430

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(103,947)	$597,687	$(261,627)	$4,181,906	$(852,404)	$1,491,917

SHARES ISSUED AND REDEEMED:
Shares sold	5,600,000	2,500,000	5,200,000	1,900,000	7,900,000	3,500,000
Shares redeemed	(4,500,000)	(3,700,000)	(200,000)	(300,000)	—	(1,000,000)

Net increase (decrease) in shares outstanding	1,100,000	(1,200,000)	5,000,000	1,600,000	7,900,000	2,500,000

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the period February 3, 2003[1] to August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$633,170	$1,528,524	$1,197,290	$1,123,273	$(1,565,613)	$643,699
Net realized gain (loss)	7,460,890	(473,013)	(999,337)	(4,733,350)	(1,090,862)	(15,291,942)
Net change in unrealized appreciation (depreciation)	12,536,723	12,462,102	35,398,538	18,288,979	55,023,418	52,075,339

Net increase in net assets resulting from operations	20,630,783	13,517,613	35,596,491	14,678,902	52,366,943	37,427,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,182,948)	—	(1,814,739)	—	(637,002)	—

Total distributions to shareholders	(2,182,948)	—	(1,814,739)	—	(637,002)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,821,259	68,396,211	120,953,759	66,418,682	157,442,104	55,256,747
Cost of shares redeemed	(24,651,115)	—	—	(22,948,093)	—	—

Net increase (decrease) in net assets from capital share transactions	(12,829,856)	68,396,211	120,953,759	43,470,589	157,442,104	55,256,747

INCREASE IN NET ASSETS	5,617,979	81,913,824	154,735,511	58,149,491	209,172,045	92,683,843

NET ASSETS:
Beginning of period	81,913,824	—	154,485,515	96,336,024	234,727,280	142,043,437

End of period	$87,531,803	$81,913,824	$309,221,026	$154,485,515	$443,899,325	$234,727,280

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$38,075	$1,587,853	$525,339	$1,142,788	$(1,565,613)	$637,002

SHARES ISSUED AND REDEEMED:
Shares sold	200,000	1,750,000	4,600,000	3,300,000	13,600,000	5,650,000
Shares redeemed	(450,000)	—	—	(1,150,000)	—	—

Net increase (decrease) in shares outstanding	(250,000)	1,750,000	4,600,000	2,150,000	13,600,000	5,650,000

[1]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$11.22	$9.36	$9.24	$9.93	$9.99	$7.75

Income from investment operations:
Net investment income[1]	0.19	0.32	0.23	0.24	0.23	0.20
Net realized and unrealized gain (loss)	2.84	1.81	(0.07)	(0.71)	(0.04)	2.29

Total from investment operations	3.03	2.13	0.16	(0.47)	0.19	2.49

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.04)	(0.20)	(0.23)	(0.19)
Return of capital	—	—	—	(0.02)	(0.02)	(0.06)

Total distributions	(0.43)	(0.27)	(0.04)	(0.22)	(0.25)	(0.25)

Net asset value, end of period	$13.82	$11.22	$9.36	$9.24	$9.93	$9.99

Total return	27.35%[3]	23.33%	1.74%	(4.77)%	1.84%	32.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$176,950	$87,541	$76,731	$57,312	$61,574	$53,957
Ratio of expenses to average net assets[4]	0.84%	0.84%	0.84%	0.84%	0.95%	1.00%
Ratio of net investment income to average net assets[4]	3.04%	3.21%	2.47%	2.54%	2.22%	2.03%
Portfolio turnover rate[2]	5%	8%	5%	23%	36%	14%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Not annualized.
[4]	Annualized for periods of less than one year.

See notes to financial statements.

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 10, 2000[7] to Aug. 31, 2000
Net asset value, beginning of period	$12.19	$8.30	$11.20	$19.25	$20.22

Income from investment operations:
Net investment income[3]	0.28	0.32	0.38	0.68	0.02
Net realized and unrealized gain (loss)	4.53	3.68	(3.28)	(8.09)	(0.63)

Total from investment operations	4.81	4.00	(2.90)	(7.41)	(0.61)

Less distributions from:
Net investment income	(0.27)	(0.11)	—	(0.56)	(0.02)
Net realized gain	—	—	—	—	(0.34)
Return of capital	—	—	—	(0.08)	—

Total distributions	(0.27)	(0.11)	—	(0.64)	(0.36)

Net asset value, end of period	$16.73	$12.19	$8.30	$11.20	$19.25

Total return	39.42%[5]	48.85%	(25.89)%	(38.52)%	(2.97)%[5]

Ratios/Supplemental data:
Net assets, end of period (000s)	$265,118	$103,035	$83,788	$14,004	$18,283
Ratio of expenses to average net assets[6]	0.99%	0.99%	0.99%	0.99%	0.99%[1]
Ratio of net investment income to average net assets[6]	3.64%	3.59%	3.50%	4.44%	0.77%[2]
Portfolio turnover rate[4]	63%	85%	103%	43%	64%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.40%.
[2]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 0.37%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Not annualized.
[6]	Annualized for periods of less than one year.
[7]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$12.25	$9.49	$10.70	$16.94	$13.22	$9.90

Income from investment operations:
Net investment income[3]	0.04	0.10	0.07	0.05	0.70	0.07
Net realized and unrealized gain (loss)	2.52	2.69	(1.27)	(5.92)	8.08	3.87

Total from investment operations	2.56	2.79	(1.20)	(5.87)	8.78	3.94

Less distributions from:
Net investment income	(0.20)	(0.03)	(0.01)	(0.02)	(0.55)	(0.09)
Net realized gain	—	—	—	(0.31)	(4.39)	(0.53)
Return of capital	—	—	—	(0.04)	(0.12)	—

Total distributions	(0.20)	(0.03)	(0.01)	(0.37)	(5.06)	(0.62)

Net asset value, end of period	$14.61	$12.25	$9.49	$10.70	$16.94	$13.22

Total return	21.02%[5]	29.47%	(11.23)%	(34.95)%	67.21%	39.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$328,810	$503,407	$66,420	$28,889	$22,028	$9,253
Ratio of expenses to average net assets[6]	0.84%	0.84%	0.84%	0.84%	1.17%[1]	1.23%
Ratio of net investment income to average net assets[6]	0.60%	0.98%	0.70%	0.44%	4.07%[2]	0.53%
Portfolio turnover rate[4]	4%	10%	5%	63%	64%	12%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.19%.
[2]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 4.05%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Not annualized.
[6]	Annualized for periods of less than one year.

See notes to financial statements.

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Period from Apr. 7, 2003[5] to Aug. 31, 2003
Net asset value, beginning of period	$135.38	$101.25

Income from investment operations:
Net investment income[1]	0.62	0.78
Net realized and unrealized gain	37.71	33.35

Total from investment operations	38.33	34.13

Less distributions from:
Net investment income	(0.81)	—

Total distributions	(0.81)	—

Net asset value, end of period	$172.90	$135.38

Total return	28.40%[2]	33.72%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,798,134	$297,846
Ratio of expenses to average net assets[3]	0.74%	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[3]	0.74%	0.72%
Ratio of net investment income to average net assets[3]	0.78%	1.58%
Portfolio turnover rate[4]	3%	10%

[1]	Based on average shares outstanding throughout the period.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital shares transactions in Creation Units.
[5]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$9.03	$7.99	$8.93	$13.24	$11.83	$6.41

Income from investment operations:
Net investment income[1]	0.05	0.23	0.23	0.23	0.33	0.29
Net realized and unrealized gain (loss)	2.30	0.95	(1.11)	(4.30)	1.42	5.49

Total from investment operations	2.35	1.18	(0.88)	(4.07)	1.75	5.78

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.06)	(0.23)	(0.32)	(0.36)
Return of capital	—	—	—	(0.01)	(0.02)	—

Total distributions	(0.15)	(0.14)	(0.06)	(0.24)	(0.34)	(0.36)

Net asset value, end of period	$11.23	$9.03	$7.99	$8.93	$13.24	$11.83

Total return	26.28%[4]	15.14%	(9.94)%	(30.88)%	14.73%	90.51%

Ratios/Supplemental data:
Net assets, end of period (000s)	$547,619	$250,627	$99,502	$52,946	$79,479	$77,200
Ratio of expenses to average net assets[3]	0.84%	0.84%	0.84%	0.84%	0.94%	1.01%
Ratio of net investment income to average net assets[3]	1.01%	3.06%	2.56%	2.11%	2.57%	2.84%
Portfolio turnover rate[2]	3%	10%	15%	43%	21%	43%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Annualized for periods of less than one year.
[4]	Not annualized.

See notes to financial statements.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$5.99	$5.68	$5.11	$5.96	$5.59	$2.11

Income from investment operations:
Net investment income[1]	0.04	0.10	0.08	0.06	0.05	0.01
Net realized and unrealized gain (loss)	1.16	0.30	0.52	(0.85)	0.37	3.67

Total from investment operations	1.20	0.40	0.60	(0.79)	0.42	3.68

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)	(0.01)
Return of capital	—	—	—	(0.00)[3]	(0.00)[3]	(0.19)

Total distributions	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)	(0.20)

Net asset value, end of period	$7.09	$5.99	$5.68	$5.11	$5.96	$5.59

Total return	20.35%[4]	7.39%	11.82%	(13.22)%	7.57%	185.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$245,652	$99,730	$93,262	$80,877	$99,206	$95,251
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.96%	1.43%
Ratio of net investment income to average net assets[5]	1.31%	1.91%	1.53%	1.19%	0.81%	0.33%
Portfolio turnover rate[2]	13%	35%	37%	37%	18%	7%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$15.04	$13.65	$15.35	$16.72	$13.39	$8.11

Income from investment operations:
Net investment income[3]	0.02	0.19	0.32	0.17	0.06	0.06
Net realized and unrealized gain (loss)	4.75	1.72	(1.95)	(1.36)	3.69	5.36

Total from investment operations	4.77	1.91	(1.63)	(1.19)	3.75	5.42

Less distributions from:
Net investment income	(0.21)	(0.52)	(0.07)	(0.15)	—	(0.07)
Net realized gain	—	—	—	(0.03)	(0.42)	(0.01)
Return of capital	—	—	—	—	—	(0.06)

Total distributions	(0.21)	(0.52)	(0.07)	(0.18)	(0.42)	(0.14)

Net asset value, end of period	$19.60	$15.04	$13.65	$15.35	$16.72	$13.39

Total return	31.96%[5]	14.60%	(10.67)%	(7.02)%	28.20%	66.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,945	$60,155	$70,994	$46,056	$40,127	$21,430
Ratio of expenses to average net assets[6]	0.84%	0.84%	0.84%	0.84%	1.04%[1]	1.26%
Ratio of net investment income to average net assets[6]	0.24%	1.43%	2.05%	1.12%	0.35%[2]	0.52%
Portfolio turnover rate[4]	2%	13%	8%	34%	24%	18%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.04%.
[2]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.35%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Not annualized.
[6]	Annualized for periods of less than one year.

See notes to financial statements.

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[5] to Aug. 31, 2002
Net asset value, beginning of period	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[1]	0.94	1.87	1.35
Net realized and unrealized gain	15.34	8.53	1.40

Total from investment operations	16.28	10.40	2.75

Less distributions from:
Net investment income	(1.51)	(0.88)	(0.27)

Total distributions	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$76.80	$62.03	$52.51

Total return	26.50%[3]	20.15%	5.51%[3]

Ratios/Supplemental data:
Net assets, end of period (000s)	$660,467	$223,298	$105,029
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[4]	2.65%	3.47%	2.87%
Portfolio turnover rate[2]	5%	8%	5%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Not annualized.
[4]	Annualized for periods of less than one year.
[5]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$5.38	$5.01	$5.34	$7.58	$7.93	$3.30

Income from investment operations:
Net investment income[1]	0.03	0.12	0.07	0.07	0.13	0.05
Net realized and unrealized gain (loss)	1.09	0.33	(0.36)	(2.16)	(0.21)	4.70

Total from investment operations	1.12	0.45	(0.29)	(2.09)	(0.08)	4.75

Less distributions from:
Net investment income	(0.12)	(0.08)	(0.04)	(0.07)	(0.11)	(0.11)
Net realized gain	—	—	—	(0.06)	(0.14)	—
Return of capital	—	—	—	(0.02)	(0.02)	(0.01)

Total distributions	(0.12)	(0.08)	(0.04)	(0.15)	(0.27)	(0.12)

Net asset value, end of period	$6.38	$5.38	$5.01	$5.34	$7.58	$7.93

Total return	21.01%[4]	9.30%	(5.42)%	(27.89)%	(1.29)%	144.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$178,756	$108,202	$88,126	$73,704	$88,719	$113,438
Ratio of expenses to average net assets[3]	0.84%	0.84%	0.84%	0.84%	0.94%	0.97%
Ratio of net investment income to average net assets[3]	1.12%	2.67%	1.44%	1.15%	1.60%	0.76%
Portfolio turnover rate[2]	3%	14%	9%	32%	52%	25%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Annualized for periods of less than one year.
[4]	Not annualized.

See notes to financial statements.

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Period from Feb. 3, 2003[5] to Aug. 31, 2003
Net asset value, beginning of period	$46.81	$38.72

Income from investment operations:
Net investment income[1]	0.39	0.89
Net realized and unrealized gain	12.51	7.20

Total from investment operations	12.90	8.09

Less distributions from:
Net investment income	(1.36)	—

Total distributions	(1.36)	—

Net asset value, end of period	$58.35	$46.81

Total return	27.83%[2]	20.89%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,532	$81,914
Ratio of expenses to average net assets[3]	0.99%	0.99%
Ratio of net investment income to average net assets[3]	1.47%	3.86%
Portfolio turnover rate[4]	5%	17%

[1]	Based on average shares outstanding throughout the period.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six Months Ended Feb. 29, 2004 (Unaudited)	Year Ended Aug. 31, 2003	Year Ended Aug. 31, 2002	Year Ended Aug. 31, 2001	Period from May 9, 2000[8] to Aug. 31, 2000
Net asset value, beginning of period	$23.06	$21.17	$13.25	$18.16	$20.36

Income from investment operations:
Net investment income (loss)[3]	0.15	0.19	(0.00)[5]	0.09	(0.04)
Net realized and unrealized gain (loss)	4.39	1.70	7.92	(4.90)	(2.16)

Total from investment operations	4.54	1.89	7.92	(4.81)	(2.20)

Less distributions from:
Net investment income	(0.24)	—	—	(0.03)	—
Return of capital	—	—	—	(0.07)	—

Total distributions	(0.24)	—	—	(0.10)	—

Net asset value, end of period	$27.36	$23.06	$21.17	$13.25	$18.16

Total return	19.85%[6]	8.93%	59.77%	(26.49)%	(10.81)%[6]

Ratios/Supplemental data:
Net assets, end of period (000s)	$309,221	$154,486	$96,336	$37,767	$13,622
Ratio of expenses to average net assets[7]	0.99%	0.99%	1.00%	1.01%	0.99%[1]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[7]	1.25%	0.98%	(0.01)%	0.64%	(0.63)%[2]
Portfolio turnover rate[4]	4%	39%	25%	39%	55%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.38%.
[2]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (1.02)%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.
[6]	Not annualized.
[7]	Annualized for periods of less than one year.
[8]	Commencement of operations.

See notes to financial statements.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year Ended Aug. 31, 2003	Year Ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jun. 20, 2000[7] to Aug. 31, 2000
Net asset value, beginning of period	$10.79	$8.82	$9.01	$16.41	$19.59

Income from investment operations:
Net investment income (loss)[3]	(0.05)	0.04	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.84	1.93	(0.16)	(7.37)	(2.31)

Total from investment operations	1.79	1.97	(0.19)	(7.40)	(2.32)

Less distributions from:
Net investment income	(0.02)	—	—	—	(0.32)
Net realized gain	—	—	—	—	(0.10)
Return of capital	—	—	—	—	(0.44)

Total distributions	(0.02)	—	—	—	(0.86)

Net asset value, end of period	$12.56	$10.79	$8.82	$9.01	$16.41

Total return	16.53%[5]	22.45%	(2.11)%	(45.09)%	(12.10)%[5]

Ratios/Supplemental data:
Net assets, end of period (000s)	$443,899	$234,727	$142,043	$110,786	$42,667
Ratio of expenses to average net assets[6]	0.99%	1.31%	1.33%	1.60%	1.56%[1]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[6]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[6]	(0.94)%	0.43%	(0.28)%	(0.23)%	(0.28)%[2]
Portfolio turnover rate[4]	1%	15%	11%	30%	52%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 2.16%.
[2]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.89)%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Not annualized.
[6]	Annualized for periods of less than one year.
[7]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to the Financial Statements (Unaudited)

iSHARES, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994. As of February 29, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment advisor utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

SECURITY TRANSACTIONS, INCOME RECOGNITION AND EXPENSES

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company prior to December 28, 2001 were allocated to the Funds based on the ratio of average net assets of each Fund to the combined net assets of all funds offered by the Company, or other appropriate method. Other expenses, directly related to a specific fund, were charged to that fund. The expenses for the iShares MSCI Singapore Index Fund are still allocated to that Fund using this methodology. Additional details of the current expense structure may be found in Note 2.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currency and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, the exchange rates as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment advisor concludes that such rate is more appropriate.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan levy taxes at rates of 16.5% and up to 20.0%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

At August 31, 2003, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Australia	$2,925,719	$8,829,154	$(8,157,059)	$3,597,814
Brazil	1,915,236	2,948,125	(93,396,836)	(88,533,475)
Canada	3,350,221	78,400,573	(1,060,679)	80,690,115
Emerging Markets	702,264	29,797,192	(470,743)	30,028,713
Hong Kong	3,456,795	8,549,863	(11,258,286)	748,372
Malaysia	976,401	25,691,452	(22,261,193)	4,406,660
Mexico	597,687	(7,722,769)	(7,164,923)	(14,290,005)
Pacific ex-Japan	5,183,483	20,071,924	(2,270,339)	22,985,068
Singapore	1,698,638	(5,390,088)	(13,484,866)	(17,176,316)
South Africa	1,587,853	12,274,784	(345,024)	13,517,613
South Korea	1,142,789	42,903,439	(5,098,054)	38,948,174
Taiwan	637,002	7,979,564	(30,401,751)	(21,785,185)

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

For the years ended August 31, 2003 and August 31, 2002, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2004.

The Funds had tax basis net capital loss carryforwards at August 31, 2003, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Total
Australia	$674,889	$630,985	$1,971,994	$3,625,203	$650,082	$7,553,153
Brazil	—	—	94,163	1,993,420	90,139,850	92,227,433
Canada	—	—	—	780,114	21,276	801,390
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	11,928,279
Malaysia	8,654,333	—	—	9,819,029	2,898,105	21,371,467
Mexico	—	—	—	1,319,032	2,329,290	3,648,322
Pacific ex-Japan	—	—	—	—	329,461	329,461
Singapore	—	—	—	4,810,766	4,428,316	9,239,082
South Korea	—	—	556,540	666,642	504,041	1,727,223
Taiwan	—	—	—	12,532,361	8,689,663	21,222,024

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law code, as “passive foreign investment companies”, such Funds may elect to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2003, each Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Funds at February 29, 2004 represent collateral from securities on loan. For further information, see Note 5, below.

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Barclays Global Fund Advisors (“BGFA”) acts as investment advisor to the Company and is responsible for the investment management of each Fund. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA serves as investment advisor to each Fund pursuant to an Advisory Agreement between the Company and BGFA, as amended on December 28, 2001. Under this agreement, BGFA is responsible for placing purchase and sale orders, providing continuous supervision of the investment portfolio of each Fund, and the general management of the Company’s affairs.

Under the Advisory Agreement, except for the iShares MSCI Singapore Index Fund, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, other than interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, extraordinary expenses, distribution fees and advisory fees. Prior to December 28, 2001 and pursuant to the prior advisory agreement, the investment advisory fee earned by and paid to BGFA with respect to each Fund was reduced by the aggregate of such Fund’s fees and expenses (subject to the exceptions in the prior sentence). BGFA also agreed to reimburse each Fund to the extent that the expenses of any Fund (subject to the same exceptions) exceeded the investment advisory fee as stated in the advisory fee tables below. These fee reduction and reimbursement provisions still apply to the iShares MSCI Singapore Index Fund.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

ADVISORY FEE	AGGREGATE NET ASSETS
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of these four Funds as follows:

ADVISORY FEE	AGGREGATE NET ASSETS
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average net assets of the Fund excluding any investments in other iShares Funds, of 0.75%.

NOTES TO THE FINANCIAL STATEMENTS	81

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2004, BGI earned securities lending agent fees as follows:

iShares MSCI Index fund	Securities Lending Agent Fees
Australia	$14,256
Emerging Markets	372,662
Hong Kong	89,747
Pacific ex-Japan	42,198
Singapore	26,012

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Company has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive a distribution fee from each Fund (other than the iShares MSCI Pacific ex-Japan and iShares MSCI Emerging Markets Index Funds), not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related services.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

As of February 29, 2004, certain directors and officers of the Company are also officers of BGI.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in the shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of February 29, 2004, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

Index Funds. Transactions in shares of these affiliated Exchange Traded Funds (“ETFs”), including dividend income and net realized capital gains (losses) during the six months ended February 29, 2004 were as follows:

Affiliated ETF	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Malaysia Index Fund	294,800	743,200	310,000	728,000	$52,918	$(50.842)
iShares MSCI South Korea Index Fund	123,200	270,400	123,200	270,400	44,413	13,948
iShares MSCI Taiwan Index Fund	391,600	1,027,300	524,084	894,816	15,757	(117,748)

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2004, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$6,193,131	$8,508,392
Brazil	247,501,560	160,348,451
Canada	13,447,873	18,382,370
Emerging Markets	35,897,080	31,790,959
Hong Kong	10,402,682	12,781,648
Malaysia	137,450,682	19,983,136
Mexico	1,300,444	2,008,028
Pacific ex-Japan	20,825,622	23,520,216
Singapore	4,688,696	6,818,198
South Africa	4,663,966	6,080,592
South Korea	126,688,282	8,631,199
Taiwan	159,963,975	3,908,726

In-kind transactions for the six months ended February 29, 2004, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$64,531,079	$—
Canada	87,183,495	333,071,164
Emerging Markets	1,292,627,364	—
Hong Kong	240,108,779	24,262,444
Mexico	97,036,989	74,127,724
Pacific ex-Japan	367,876,716	13,752,866
Singapore	47,416,748	—
South Africa	11,830,163	24,635,199

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

At February 29, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Australia	$175,788,672	$37,313,333	$(1,560,733)	$35,752,600
Brazil	229,258,950	35,171,995	(1,356,690)	33,815,305
Canada	264,087,146	64,964,293	(330,883)	64,633,410
Emerging Markets	1,895,819,735	234,327,536	(4,983,008)	229,344,528
Hong Kong	526,726,745	91,547,556	(3,331,129)	88,216,427
Malaysia	191,432,581	54,462,986	(88,544)	54,374,442
Mexico	96,308,284	7,610,714	(3,938,934)	3,671,780
Pacific ex-Japan	579,702,022	101,639,421	(918,211)	100,721,210
Singapore	162,160,854	23,607,515	(615,455)	22,992,060
South Africa	62,517,717	25,093,714	(132,667)	24,961,047
South Korea	229,606,541	79,089,771	(1,234,708)	77,855,063
Taiwan	382,569,725	71,625,386	(9,786,396)	61,838,990

4. CAPITAL SHARE TRANSACTIONS

The Company’s authorized shares are 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000

iShares MSCI Index Fund	Authorized Shares
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for purchase of Creation Units of a Fund is generally the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

84	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value equal of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of February 29, 2004, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at February 29, 2004, and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	85

The iShares® Family of Funds

The following is a list of iShares Funds being offered as of February 29, 2004, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY)

iShares Russell 3000 Index Fund (IWV)

iShares Russell 3000 Growth Index Fund (IWZ)

iShares Russell 3000 Value Index Fund (IWW)

iShares S&P 1500 Index Fund (ISI)

Large Cap

iShares Russell 1000 Index Fund (IWB)

iShares Russell 1000 Growth Index Fund (IWF)

iShares Russell 1000 Value Index Fund (IWD)

iShares S&P 100 Index Fund (OEF)

iShares S&P 500 Index Fund (IVV)

iShares S&P 500/BARRA Growth Index Fund (IVW)

iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)

iShares Russell Midcap Growth Index Fund (IWP)

iShares Russell Midcap Value Index Fund (IWS)

iShares S&P MidCap 400 Index Fund (IJH)

iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)

iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)

iShares Russell 2000 Growth Index Fund (IWO)

iShares Russell 2000 Value Index Fund (IWN)

iShares S&P SmallCap 600 Index Fund (IJR)

iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)

iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF)

iShares Dow Jones Transportation Average Index Fund (IYT)

iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)

iShares Dow Jones U.S. Energy Sector Index Fund (IYE)

iShares Dow Jones U.S. Financial Sector Index Fund (IYF)

iShares Dow Jones U.S. Financial Services Index Fund (IYG)

iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)

iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)

iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Dow Jones U.S. Technology Sector Index Fund (IYW)

iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)

iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)

iShares Goldman Sachs Natural Resources Index Fund (IGE)

iShares Goldman Sachs Networking Index Fund (IGN)

iShares Goldman Sachs Semiconductor Index Fund (IGW)

iShares Goldman Sachs Software Index Fund (IGV)

iShares Goldman Sachs Technology Index Fund (IGM)

iShares Nasdaq Biotechnology Index Fund (IBB)

Specialty

iShares Dow Jones Select Dividend Index Fund (DVY)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC)

iShares S&P Global Financials Sector Index Fund (IXG)

iShares S&P Global Healthcare Sector Index Fund (IXJ)

iShares S&P Global Technology Sector Index Fund (IXN)

iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)

iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)

iShares MSCI Pacific ex-Japan Index Fund (EPP)

iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)

iShares MSCI Austria Index Fund (EWO)

iShares MSCI Belgium Index Fund (EWK)

iShares MSCI Canada Index Fund (EWC)

iShares MSCI France Index Fund (EWQ)

iShares MSCI Germany Index Fund (EWG)

iShares MSCI Hong Kong Index Fund (EWH)

iShares MSCI Italy Index Fund (EWI)

iShares MSCI Japan Index Fund (EWJ)

iShares MSCI Netherlands Index Fund (EWN)

iShares MSCI Singapore Index Fund (EWS)

iShares MSCI Spain Index Fund (EWP)

iShares MSCI Sweden Index Fund (EWD)

iShares MSCI Switzerland Index Fund (EWL)

iShares MSCI United Kingdom Index Fund (EWU)

iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)

iShares MSCI Malaysia Index Fund (EWM)

iShares MSCI Mexico Index Fund (EWW)

iShares MSCI South Africa Index Fund (EZA)

iShares MSCI South Korea Index Fund (EWY)

iShares MSCI Taiwan Index Fund (EWT)

iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

Fixed Income

iShares GS $ InvesTop™ Corporate Bond Fund (LQD)

iShares Lehman 1-3 Year Treasury Bond Fund (SHY)

iShares Lehman 7-10 Year Treasury Bond Fund (IEF)

iShares Lehman 20+ Year Treasury Bond Fund (TLT)

iShares Lehman Aggregate Bond Fund (AGG)

iShares Lehman TIPS Bond Fund (TIP)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. This advertising section does not constitute part of the 2004 Semi-Annual Report.

86	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SFI Investments Distribution Co. (SFI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service-marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available with out charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) www.iSHARES.COM

BGI-F-035-02004	BARCLAYS

iShares®

2004 SEMI – ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY 29, 2004

[GRAPHIC APPEARS HERE]

INDUSTRIAL STRENGTH

INVESTMENT TOOLS

iSHARES MSCI AUSTRIA INDEX FUND

iSHARES MSCI BELGIUM INDEX FUND

iSHARES MSCI EMU INDEX FUND

iSHARES MSCI FRANCE INDEX FUND

iSHARES MSCI GERMANY INDEX FUND

iSHARES MSCI ITALY INDEX FUND

iSHARES MSCI NETHERLANDS INDEX FUND

iSHARES MSCI SPAIN INDEX FUND

iSHARES MSCI SWEDEN INDEX FUND

iSHARES MSCI SWITZERLAND INDEX FUND

iSHARES MSCI UNITED KINGDOM INDEX FUND

To Our Shareholders:

Following several years of economic slowdown, international markets showed renewed strength during the past six months. Declining interest rates around the world largely fueled the rise. Corporate cost cutting measures and improving investor confidence levels also helped buoy market levels.

In general, emerging markets were the performance leaders, benefiting from rising export demand as global economic conditions firmed. As China developed into a more important global market, many emerging markets found they did not depend so heavily on the U.S. for export growth. Japan bounced back, delivering an impressive 7% gross domestic product (GDP) annualized growth rate in the fourth quarter of 2003 alone. Europe showed more muted growth levels, still somewhat hemmed in by the euro’s continued rise against the U.S. dollar. For many markets, in Europe and elsewhere, the weakening U.S. dollar had a dampening effect as it made those countries’ exports more expensive in U.S. dollars. For U.S.-based investors, however, the relative strength of the foreign currencies helped to boost returns.

While the improved market returns provided a welcome relief from the weak market environment of the past few years, we urge you to keep in mind that past performance is not a guarantee of future returns. In light of today’s complex and uncertain market environment, the iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently introduced the iShares S&P 1500 Index Fund, offering access to approximately 90% of the total U.S. equity market capitalization. Launched late last year, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index, while the iShares Dow Jones Transportation Average Index Fund provides exposure to airlines, industrial transportation companies and general industrial services companies. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities. Looking ahead to the future, the iShares Funds plan to introduce new funds, which will give investors focused exposure to additional indexes.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios - and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 80 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and as of February 29, 2004, had reached $68.3 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

[GRAPHIC APPEARS HERE]

Lee T. Kranefuss President and Chairman of the Board of Directors iShares, Inc.

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or Standard and Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
72.90%	75.49%	69.09%	11.06%	11.33%	10.23%	5.98%	6.05%	6.76%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
72.90%	75.49%	69.09%	68.96%	70.99%	62.76%	58.86%	59.71%	68.40%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	26.78%
Materials	[GRAPHIC APPEARS HERE]	18.69%
Telecommunication Services	[GRAPHIC APPEARS HERE]	17.01%
Energy	[GRAPHIC APPEARS HERE]	10.42%
Capital Goods	[GRAPHIC APPEARS HERE]	8.27%
Utilities	[GRAPHIC APPEARS HERE]	5.68%
Transportation	[GRAPHIC APPEARS HERE]	5.52%
Real Estate	[GRAPHIC APPEARS HERE]	4.77%
Diversified Financials	[GRAPHIC APPEARS HERE]	2.72%

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 45.03%, while the Index returned 44.12%.

Regulatory constraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index component at its benchmark weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the “5/50 Rule”, precludes the sum of all the securities weighted over 5% in a fund’s portfolio from exceeding 50% of a fund’s total assets. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund’s return relative to the Index’s return. In addition, the Fund held Austrian Airlines AG (1.16% of the net assets of the Fund as of February 29, 2004), a non-Index holding, which performed well over the reporting period and contributed positively to the performance of the Fund.

The Austrian market continued to deliver healthy gains during the reporting period. Many Austrian companies have benefited in recent years from their expansion into the emerging, higher-growth central and eastern European markets, including the Czech Republic and Slovenia. Austrian banks, in particular, have taken advantage of the opportunities that these markets offered. As of the close of the reporting period, more than 60% of central and eastern Europe’s banking assets were owned by foreign banks. Of these, more than 25% were Austrian. Erste Bank der Oesterreichischen Sparkassen AG, the largest Fund holding at 20.81% of net assets as of February 29, 2004, has been a leader in this expansion and continues to benefit from its efforts. Having paid roughly U.S. $455 million in September for Postabank, Hungary’s second-largest retail bank, Erste Bank has the largest retail network in central Europe. Austria’s largest bank, Bank Austria Creditanstalt (4.90% of the net assets of the Fund as of February 29, 2004), which also expanded into all major markets in central and eastern Europe, posted strong gains during the reporting period.

During the reporting period, the Austrian market also benefited from improving economic conditions both in the U.S. and in Germany, Austria’s main export market. Export demand increased, in turn boosting industrial and utility companies. Wienerberger Baustoffindustrie AG (5.06% of the net assets of the Fund as of February 29, 2004) benefited from improving economic conditions, as did Flughafen Wien AG (4.36% of the net assets of the Fund as of February 29, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.14%	78.41%	76.29%	(0.73)%	(0.92)%	(3.52)%	6.20%	6.21%	6.40%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.14%	78.41%	76.29%	(3.62)%	(4.54)%	(16.39)%	61.46%	61.60%	63.91%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Diversified Financials	[GRAPHIC APPEARS HERE]	31.92%
Banks	[GRAPHIC APPEARS HERE]	18.36%
Utilities	[GRAPHIC APPEARS HERE]	8.86%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	8.13%
Materials	[GRAPHIC APPEARS HERE]	7.45%
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	4.81%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	4.77%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	4.08%
Real Estate	[GRAPHIC APPEARS HERE]	2.93%
Telecommunication Services	[GRAPHIC APPEARS HERE]	2.00%

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 37.36%, while the Index returned 36.90%.

With more than half of its stock market represented by financial stocks, Belgium’s overall market performance has been largely determined by the direction of the financial sector. During the reporting period, this relationship had a positive effect on the Belgian market.

After struggling with a global economic downturn and the war in Iraq in previous reporting periods, financial stocks largely rebounded during the reporting period as conditions improved for the sector. Corporate earnings levels and equity valuations rose, investor activity increased,

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

and the risks associated with war subsided. Fortis, the Fund’s largest holding at 23.79% of net assets as of February 29, 2004, gained during the reporting period. Dexia Group (13.65% of the net assets of the Fund as of February 29, 2004), KBC Bankverzekeringsholding (4.70% of the net assets of the Fund as of February 29, 2004) and Groupe Bruxelles Lambert SA (4.86% of the net assets of the Fund as of February 29, 2004) all posted gains.

As the overall economic landscape improved, the rest of Belgium’s market generally rebounded as well during the reporting period. Food chain Delhaize Group (4.78% of the net assets of the Fund as of February 29, 2004) continued to perform well. Pharmaceutical company UCB SA (4.81% of the net assets of the Fund as of February 29, 2004) gained and utility company Electrabel SA (8.86% of the net assets of the Fund as of February 29, 2004) benefited from improved conditions.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® MSCI EMU INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
59.22%	60.67%	60.08%	(5.75)%	(5.50)%	(5.38)%	(19.20)%	(18.42)%	(18.01)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY COUNTRY (% of Net Assets)
France	[GRAPHIC APPEARS HERE]	28.08%
Germany	[GRAPHIC APPEARS HERE]	20.26%
Netherlands	[GRAPHIC APPEARS HERE]	14.71%
Italy	[GRAPHIC APPEARS HERE]	11.38%
Spain	[GRAPHIC APPEARS HERE]	10.96%
Finland	[GRAPHIC APPEARS HERE]	5.58%
Belgium	[GRAPHIC APPEARS HERE]	3.27%
Ireland	[GRAPHIC APPEARS HERE]	2.15%
Portugal	[GRAPHIC APPEARS HERE]	1.20%
Greece	[GRAPHIC APPEARS HERE]	0.98%

The iShares MSCI Emu Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 27.33%, while the Index returned 27.91%.

European markets began to see signs of recovery during the reporting period. Higher gross domestic product (“GDP”) levels in the U.S. and Asia meant increased demand for many European markets, which also began to experience somewhat higher GDP growth and increased manufacturing levels. In some markets, business confidence levels were unexpectedly high.

The nagging problem for Europe during the reporting period remained the strong euro, which continued to rise sharply against the U.S. dollar, making European exports more expensive and reducing the value of sales and earnings in dollar-denominated markets. As of the end of the reporting period, however, demand from the U.S had been sufficient to compensate for the increase in the euro. And, for U.S. dollar-based investors, the strong euro boosted performance returns.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

EMU banks and insurance companies rebounded from the declines they experienced in previous periods as markets improved and equity valuations lifted. BNP Paribas SA (1.95% of the net assets of the Fund as of February 29, 2004) logged gains during the reporting period, as did Spain’s Banco Santander Central Hispano SA (1.91% of the net assets of the Fund as of February 29, 2004), which also benefited from holdings in Latin American markets.

Telecommunications companies participated in a global rebound for their sector. Telefonica SA (2.89% of the net assets of the Fund as of February 29, 2004), Deutsche Telecom AG (1.87% of the net assets of the Fund as of February 29, 2004), and Nokia OYJ (3.92% of the net assets of the Fund as of February 29, 2004) all logged gains during the reporting period.

French healthcare company Aventis SA (1.97% of the Fund’s net assets as of February 29, 2004) was the strongest performer among the Fund’s ten largest holdings.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® MSCI FRANCE INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
57.07%	58.47%	57.59%	2.37%	2.43%	2.68%	9.26%	9.32%	9.52%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
57.07%	58.47%	57.59%	12.45%	12.75%	14.13%	102.51%	103.50%	106.45%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Energy	[GRAPHIC APPEARS HERE]	15.87%
Banks	[GRAPHIC APPEARS HERE]	11.93%
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	10.24%
Capital Goods	[GRAPHIC APPEARS HERE]	6.46%
Media	[GRAPHIC APPEARS HERE]	5.49%
Materials	[GRAPHIC APPEARS HERE]	5.35%
Telecommunication Services	[GRAPHIC APPEARS HERE]	4.93%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	4.62%
Insurance	[GRAPHIC APPEARS HERE]	4.56%
Automobiles & Components	[GRAPHIC APPEARS HERE]	4.12%

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 26.58%, while the Index returned 27.11%.

During the reporting period, France remained steeped in economic slowdown. Its jobless rate reached 9.6%, a three-year high, and its economic growth was expected to lag the rest of Europe due to soft consumer demand and concerns about the strong currency. As the euro appreciated 14% against the U.S. dollar in 2003, France’s manufacturers struggled with a weak export market. However, demand from the U.S. and Asia was sufficient to compensate for the euro’s increase. In January, confidence among French manufacturers climbed to a two-and-a-half-year high as industrial production rose to meet increasing sales levels in France and higher export levels.

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the ten largest holdings in the Fund, Vivendi Universal SA (3.46% of the net assets of the Fund as of February 29, 2004) was the strongest performer during the reporting period. Following the auction of its television and film divisions, the entertainment company reported an improvement in core profits and anticipated decline in debt. France’s largest drug-maker, Aventis SA (6.85% of the net assets of the Fund as of February 29, 2004) also performed well. Financial companies Societe Generale (its Class A shares were 3.86% of the net assets of the Fund as of February 29, 2004), AXA (4.28% of the net assets of the Fund as of February 29, 2004), and BNP Paribas SA (6.76% of the net assets of the Fund as of February 29, 2004) all posted gains as French financial companies were lifted by the improving global economic conditions that buoyed their counterparts in markets around the world.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® MSCI GERMANY INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.71%	81.88%	80.86%	(1.40)%	(1.27)%	(1.30)%	5.23%	5.29%	5.72%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.71%	81.88%	80.86%	(6.83)%	(6.21)%	(6.34)%	50.17%	50.78%	55.76%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Capital Goods	[GRAPHIC APPEARS HERE]	12.07%
Utilities	[GRAPHIC APPEARS HERE]	11.65%
Automobiles & Components	[GRAPHIC APPEARS HERE]	11.54%
Materials	[GRAPHIC APPEARS HERE]	11.28%
Diversified Financials	[GRAPHIC APPEARS HERE]	9.78%
Telecommunication Services	[GRAPHIC APPEARS HERE]	9.24%
Insurance	[GRAPHIC APPEARS HERE]	8.15%
Software & Services	[GRAPHIC APPEARS HERE]	5.91%
Banks	[GRAPHIC APPEARS HERE]	4.37%
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	3.39%

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 30.54%, while the Index returned 30.65%.

The German market rebounded during the reporting period, due largely to unexpected, and encouraging, economic news. In December, figures revealed that Germany’s trade surplus had widened 2% to a record 135 billion euros in 2003 as exports soared, despite the euro’s gains against the U.S. dollar. The government also began making strides to strengthen the economy. After months of negotiation, Germany agreed on a package of labor and tax measures that amounted to the largest changes to the economy’s economic framework since World War II. For U.S. dollar-based investors, the strengthening euro also enhanced performance returns during the reporting period.

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the ten largest holdings in the Fund, energy giants RWE AG (3.71% of the net assets of the Fund as of February 29, 2004) and E.ON AG (7.35% of the net assets of the Fund as of February 29, 2004) logged healthy gains as economic conditions improved. Financial companies, as well as telecommunications companies, participated in global strength in their respective industry sectors. Deutsche Bank AG (8.11% of the net assets of the Fund as of February 29, 2004) and Allianz AG (4.67% of the net assets of the Fund as of February 29, 2004) benefited from improving economic conditions, gaining ground during the reporting period. Deutsche Telekom AG (9.24% of the net assets of the Fund as of February 29, 2004) benefited from a rally in technology share prices worldwide. The largest holding at 11.28% of the net assets of the Fund as of February 29, 2004, Siemens AG also posted positive results during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® MSCI ITALY INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.06%	42.20%	40.02%	0.96%	1.09%	0.46%	10.63%	10.69%	10.50%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.06%	42.20%	40.02%	4.89%	5.56%	2.35%	123.68%	124.65%	121.58%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	23.37%
Telecommunication Services	[GRAPHIC APPEARS HERE]	22.15%
Energy	[GRAPHIC APPEARS HERE]	17.79%
Insurance	[GRAPHIC APPEARS HERE]	13.26%
Utilities	[GRAPHIC APPEARS HERE]	6.83%
Media	[GRAPHIC APPEARS HERE]	4.32%
Diversified Financials	[GRAPHIC APPEARS HERE]	4.04%
Capital Goods	[GRAPHIC APPEARS HERE]	2.13%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	1.75%
Automobiles & Components	[GRAPHIC APPEARS HERE]	1.03%

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 26.58%, while the Index returned 27.04%.

Italian markets delivered healthy returns during the reporting period. Financial stocks, along with their counterparts around the world, benefited from improving valuations and renewed investor activity. Italian telecommunications companies generally moved in sync with the telecommunications sector globally, which rebounded from lows experienced in previous reporting periods, buoyed by improving economic conditions. For U.S. dollar-based investors, the strengthening euro also helped to boost returns during the reporting period.

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Within the Fund’s largest holdings, financial companies Sanpaulo IMI SpA (4.69% of the net assets of the Fund as of February 29, 2004) and Banca Intesa SpA (4.67% of the net assets of the Fund as of February 29, 2004) recovered from earlier losses to deliver gains for the reporting period, as did insurer Assicurazioni Generali SpA (8.82% of the net assets of the Fund as of February 29, 2004).

One company, however, had a significant impact on financial markets during the reporting period. In December, the Italian markets were shaken by the collapse of Parmalat, Italy’s largest dairy group. The revelation that the company’s financial crisis, which at first had appeared to be a short-term liquidity problem, was instead the result of nearly a decade of fraud, sent ripples through the financial markets and rattled investor confidence. Although Parmalat was a Fund holding at the time of its collapse, the Fund was fully divested of its holding of Parmalat as of February 29, 2004.

While Parlamat’s demise was the largest corporate crisis in Italy, it was not the only one. In January, software company Finmatica revealed that the chairman, as well as three other members of the board and three statutory auditors had been placed under investigation for, among other things, making misleading statements about the company’s fiscal health. In early February, the Italian government approved a bill intended to improve Italy’s system of financial services regulation and provide better guarantees for investors. Finmatica was not a Fund holding at any time during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.01%	54.23%	49.24%	(3.89)%	(4.06)%	(2.29)%	4.23%	4.28%	5.76%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.01%	54.23%	49.24%	(17.98)%	(18.71)%	(10.94)%	39.09%	39.67%	56.32%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Energy	[GRAPHIC APPEARS HERE]	24.61%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	17.23%
Diversified Financials	[GRAPHIC APPEARS HERE]	13.96%
Media	[GRAPHIC APPEARS HERE]	8.03%
Materials	[GRAPHIC APPEARS HERE]	5.08%
Banks	[GRAPHIC APPEARS HERE]	4.72%
Insurance	[GRAPHIC APPEARS HERE]	4.70%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	4.51%
Telecommunication Services	[GRAPHIC APPEARS HERE]	4.13%
Transportation	[GRAPHIC APPEARS HERE]	3.67%

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 19.65%, while the Index returned 19.65%.

The Dutch market showed signs of recovery during the reporting period. Because the Netherlands has historically depended so heavily on foreign trade, it has been sensitive to the economic strength of its trading partners. As a result, the economic slowdown in the U.S. and major European markets in recent years had a dampening effect on the Dutch economy. By the second quarter of 2003, gross domestic product (“GDP”) had contracted by roughly 0.9% and equity markets languished. However, as the U.S. and some European markets began to experience improved GDP growth and market performance, the economic climate in the Netherlands improved as well, and, as of the end of the reporting

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

period, appeared poised for recovery. In particular, those companies that were heavily dependent on exports were buoyed by the apparent global recovery. Unilever NV CVA (11.42% of the net assets of the Fund as of February 29, 2004) and Koninklijke Philips Electronics NV (4.51% of the net assets of the Fund as of February 29, 2004) both enjoyed gains during the reporting period, as foreign trade increased. For U.S. dollar-based investors, the strengthening euro also helped to enhance returns during the reporting period.

Financial stocks, which represent a significant percentage of the Dutch market, benefited along with their counterparts around the world from improved equity valuations and a return of investment to equity markets. ING Groep NV (13.96% of the net assets of the Fund as of February 29, 2004), ABN AMRO Holding NV (4.72% of the net assets of the Fund as of February 29, 2004), and AEGON NV (4.70% of the net assets of the Fund as of February 29, 2004) all performed well during the reporting period.

Supermarket chain Koninklijke Ahold NV (2.39% of the Fund’s net assets as of February 29, 2004), however, remained mired in the aftermath of its woes of early 2003, when it had revealed what it described as “significant accounting irregularities”. The company, which had suffered significant losses in the days immediately following that announcement, continued to lose ground during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® MSCI SPAIN INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
60.87%	61.53%	62.35%	2.51%	2.33%	2.62%	13.59%	13.62%	13.98%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
60.87%	61.53%	62.35%	13.19%	12.22%	13.81%	176.04%	176.64%	183.77%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	31.52%
Telecommunication Services	[GRAPHIC APPEARS HERE]	23.69%
Utilities	[GRAPHIC APPEARS HERE]	15.78%
Energy	[GRAPHIC APPEARS HERE]	4.88%
Capital Goods	[GRAPHIC APPEARS HERE]	4.63%
Food Beverge & Tobacco	[GRAPHIC APPEARS HERE]	4.57%
Media	[GRAPHIC APPEARS HERE]	2.18%
Transportation	[GRAPHIC APPEARS HERE]	2.08%
Retailing	[GRAPHIC APPEARS HERE]	1.97%
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	1.95%

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 31.77%, while the Index returned 32.30%.

The Spanish market performed well during the reporting period as the country’s economy continued to improve. Gross domestic product chugged along at an estimated 2.3% for 2003, one of the highest rates in the European Union. Inflation rates, which have been a problem in recent years, finally dropped to a five-year low of 2.3% during the reporting period. For U.S. investors, returns were enhanced by the euro’s continued strengthening against the U.S. dollar during the reporting period.

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The largest holding at 23.69% of the net assets of the Fund as of February 29, 2004, Telefonica SA was a strong performer among the ten largest Fund holdings during the reporting period, thanks to a worldwide rebound in the telecommunications sector. Cigarette maker Altadis SA (3.31% of the net assets of the Fund as of February 29, 2004) also logged gains, although it suffered a slight loss in late February on news that its net profit in 2003 fell 33%, as it took a charge for restructuring its French and Spanish operations. Altadis SA countered the drop in revenue with an increased dividend, mitigating the stock’s price decline. Banco Popular Espanol SA (4.57% of the net assets of the Fund as of February 29, 2004) rebounded as equity valuations increased.

In addition, a number of Spanish companies, particularly banks and utilities, have substantial holdings in Latin America. In general, these companies benefited from strong gains in Latin American markets during the reporting period. Three companies in the Fund that had significant Latin American holdings included Banco Santander Central Hispano SA (14.65% of the net assets of the Fund as of February 29, 2004), Banco Bilbao Vizcaya Argentaria SA (10.52% of the net assets of the Fund as of February 29, 2004) and the utility company Endesa SA (4.84% of the net assets of the Fund as of February 29, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	19

Managers’ Discussion & Analysis

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
82.87%	84.16%	83.29%	3.12%	2.90%	4.49%	8.76%	8.84%	10.19%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
82.87%	84.16%	83.29%	16.61%	15.36%	24.54%	95.31%	96.43%	116.75%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Technology Hardware & Equipment	[GRAPHIC APPEARS HERE]	23.46%
Banks	[GRAPHIC APPEARS HERE]	18.97%
Capital Goods	[GRAPHIC APPEARS HERE]	18.70%
Retailing	[GRAPHIC APPEARS HERE]	6.95%
Materials	[GRAPHIC APPEARS HERE]	6.88%
Telecommunication Services	[GRAPHIC APPEARS HERE]	6.54%
Health Care Equipment & Services	[GRAPHIC APPEARS HERE]	3.62%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	3.44%
Commercial Services & Supplies	[GRAPHIC APPEARS HERE]	2.48%
Insurance	[GRAPHIC APPEARS HERE]	1.97%

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 36.54%, while the Index returned 37.13%.

Sweden’s market delivered one of the best returns in Europe during the reporting period, thanks to relatively healthy economic conditions and an exceptionally strong performer in the Index. Although unemployment remained high, the economy remained fundamentally sound, with healthy gross domestic product growth and a surplus in the external accounts. Citing low domestic cost pressures, a benign inflation outlook and the weakness of the labor market, Sweden’s central bank, the Riksbank lowered its key interest rate in early February. The 0.25% drop brought the rate to 2.50%, its lowest level in nearly 60 years.

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The major factor in Sweden’s market performance during the reporting period was the performance of its largest weighting, cellular phone maker Telefonaktiebolaget LM Ericsson. Its Class B shares, which represented 23.46% of the net assets of the Fund as of February 29, 2004, returned nearly 70% during the reporting period as the telecommunications industry around the world demonstrated continued strength. Telecommunications company TeliaSonera AB (4.04% of the net assets of the Fund as of February 29, 2004) also posted modest gains during the reporting period.

The higher equity valuations, lower interest rates and improving economic environment helped to buoy financial companies, including Nordea AB (8.87% of the net assets of the Fund as of February 29, 2004) and Skandinaviska Enskilda Banken AB, whose Class A shares represented 3.90% of the net assets of the Fund as of February 29, 2004.

Economic strength in the U.S. and in Europe also helped Sweden’s foreign trade during the reporting period, benefiting carmaker Volvo AB (whose Class B shares represented 3.48% of the net assets of the Fund as of February 29, 2004) and clothing retailer Hennes & Mauritz AB (whose Class B shares made up 6.95% of the net assets of the Fund as of February 29, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	21

Managers’ Discussion & Analysis

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
50.16%	49.27%	51.22%	(0.25)%	(0.48)%	0.22%	5.07%	5.08%	6.79%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
50.16%	49.27%	51.22%	(1.23)%	(2.40)%	1.13%	48.35%	48.48%	68.86%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	28.33%
Diversified Financials	[GRAPHIC APPEARS HERE]	13.58%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	12.33%
Materials	[GRAPHIC APPEARS HERE]	12.18%
Insurance	[GRAPHIC APPEARS HERE]	9.26%
Consumer Durables & Apparel	[GRAPHIC APPEARS HERE]	5.71%
Capital Goods	[GRAPHIC APPEARS HERE]	5.12%
Banks	[GRAPHIC APPEARS HERE]	3.55%
Health Care Equipment & Services	[GRAPHIC APPEARS HERE]	2.77%
Telecommunication Services	[GRAPHIC APPEARS HERE]	2.76%

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 24.15%, while the Index returned 25.09%.

After being mired in recession in previous reporting periods, Switzerland showed renewed signs of life during the six months ended February 29, 2004. In November, Swiss leading economic indicators rose to top their highest levels in more than 2 1/2 years. Exports, which made up about 2/3 of the Swiss gross domestic product, gained during the reporting period. The Swiss franc, whose strength in previous reporting periods hindered Switzerland’s foreign trade, dropped against the euro, making Swiss exports more affordable and boosting foreign demand. Industrial production also improved during the reporting period. In an effort to continue the recovery trend, the Swiss National Bank left its benchmark interest rate close to zero during the reporting period.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Benefiting from the improving conditions and the decline of the Swiss franc, consumer discretionary company Compagnie Financiere Richemont AG (whose Class A shares represented 2.81% of the net assets of the Fund as of February 29, 2004) posted gains during the reporting period. Nestle SA, whose registered shares represented 12.33% of the net assets of the Fund as of February 29, 2004, also benefited from these conditions.

Financial giant UBS AG (whose registered shares represented 8.87% of the Fund’s net assets as of February 29, 2004) and Credit Suisse Group (4.71% of the net assets of the Fund as of February 29, 2004) climbed along with financial companies worldwide, in response to economic recovery and improvements in financial markets. Financial companies Zurich Financial Services AG (4.76% of the net assets of the Fund as of February 29, 2004) and Swiss Reinsurance Co. (4.49% of the net assets of the Fund as of February 29, 2004) also gained during the reporting period.

Pharmaceutical companies also demonstrated strength, with both Roche Holding AG (8.28% of the net assets of the Fund as of February 29, 2004) and Novartis AG (the Fund’s largest holding at 18.00% of net assets as of February 29, 2004) delivering solid gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	23

Managers’ Discussion & Analysis

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of 2/29/04

Average Annual Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.86%	51.92%	50.55%	(1.05)%	(0.90)%	(0.44)%	7.37%	7.55%	8.04%

Cumulative Total Returns
Year Ended 2/29/04			Five Years Ended 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.86%	51.92%	50.55%	(5.12)%	(4.44)%	(2.20)%	76.30%	78.68%	85.22%

Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

	TOP 10 FUND ALLOCATIONS BY SECTOR (% of Net Assets)
Banks	[GRAPHIC APPEARS HERE]	21.24%
Energy	[GRAPHIC APPEARS HERE]	13.29%
Pharmaceuticals & Biotechnology	[GRAPHIC APPEARS HERE]	10.40%
Telecommunication Services	[GRAPHIC APPEARS HERE]	10.28%
Food, Beverage & Tobacco	[GRAPHIC APPEARS HERE]	7.30%
Media	[GRAPHIC APPEARS HERE]	4.61%
Materials	[GRAPHIC APPEARS HERE]	4.32%
Utilities	[GRAPHIC APPEARS HERE]	4.17%
Insurance	[GRAPHIC APPEARS HERE]	3.21%
Food & Staples Retailing	[GRAPHIC APPEARS HERE]	3.10%

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”). For the six-month period ended February 29, 2004 (the “reporting period”), the Fund returned 26.99%, while the Index returned 27.59%.

The British market delivered broad-based gains as the country’s economy experienced signs of recovery during the reporting period. During the fourth quarter of 2003, gross domestic product grew at an annual rate of 2.5%. A survey of purchasing managers showed that manufacturing activity accelerated in December to the fastest rate in four years. Retail sales growth and housing prices also improved, rising at the fastest pace since April and October of 2002, respectively. The Bank of England raised short-term rates in the face of the overall economic strength. Because of its expectation for strong economic growth in 2004, the chief economic advisor to the U.K. Treasury suggested in January that the Bank of England would likely raise its benchmark interest rate again to “lock in stability”. During the reporting period, the pound reversed course and appreciated against the U.S. dollar, boosting returns for U.S. investors.

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Vodafone Group PLC (8.53% of the net assets of the Fund as of February 29, 2004) continued to be a strong performer, moving in step with its telecommunications counterparts around the world. As markets improved and equity valuations rose, financial companies also generally performed well. Barclays PLC (an affiliate of the investment advisor and 2.94% of the net assets of the Fund as of February 29, 2004), HBOS PLC (2.62% of the net assets of the Fund as of February 29, 2004), and Lloyds TSB Group PLC (2.32% of the net assets of the Fund as of February 29, 2004) all gained during the reporting period.

Pharmaceutical companies showed mixed results. On the heels of its success with its popular drug Nexium, AstraZeneca PLC (4.03% of the net assets of the Fund as of February 29, 2004) received favorable news from a study on its blood-thinning drug Exanta, and posted positive returns for the reporting period. GlaxoSmithKline PLC (6.20% of the net assets of the Fund as of February 29, 2004) lost ground for the reporting period, despite FDA approval of its antidepressant Paxil for treatment of premenstrual dysphoric disorder.

MANAGERS’ DISCUSSION & ANALYSIS	25

Schedule of Investments (Unaudited)

iSHARES MSCI AUSTRIA INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%
Erste Bank der Oesterreichischen Sparkassen AG	65,656	$9,169,320
Telekom Austria AG1	553,320	8,009,376
OMV AG	26,419	4,259,123
Wienerberger Baustoffindustrie AG	70,702	2,231,320
Oesterreichische Elektrizitaetswirtschafts AG Class A	14,964	2,231,132
Bank Austria Creditanstalt[1]	40,426	2,159,860
Immofinanz Immobillien Anlage AG1	250,067	1,972,997
Flughafen Wien AG	34,771	1,922,532
Mayr-Melnhof Karton AG	15,515	1,890,148
Boehler-Uddeholm AG	24,534	1,859,493
Voest-Alpine AG	38,280	1,752,693
VA Technologie AG1	35,873	1,458,402
Lenzing AG	7,250	1,432,202
RHI AG1	60,581	1,302,204
Generali Holding Vienna AG	33,031	1,198,398
Austrian Airlines AG1	34,046	511,010
CA Immobilien Anlagen AG1	15,950	380,305
BWT AG	12,412	272,351

TOTAL COMMON STOCKS (Cost: $35,384,781)		44,012,866

SHORT-TERM INVESTMENTS – 24.34%

MONEY MARKET FUNDS – 11.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	3,490,304	3,490,304
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,287,331	1,287,331
BlackRock Temp Cash Money Market Fund[2]	59,680	59,680
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	301,009	301,009

		5,138,324

Security	Principal	Value
FLOATING RATE NOTES – 6.75%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$58,515	$58,513
1.05%, 09/15/04[2,4]	117,030	117,024
1.05%, 10/12/04[2,4]	58,515	58,511
1.14%, 08/23/04[2,4]	58,515	58,539
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	87,773	87,765
1.38%, 11/22/04[2]	29,258	29,259
1.40%, 10/29/04[2]	117,030	117,028
CC USA Inc.
1.05%, 04/19/04[2,4]	51,493	51,493
1.06%, 05/24/04[2,4]	117,030	117,027
1.09%, 07/15/04[2,4]	58,515	58,523
1.51%, 02/15/05[2,4]	76,070	76,186
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	117,030	117,026
1.24%, 08/09/04[2]	29,258	29,256
1.48%, 01/18/05[2,4]	87,773	87,769
Five Finance Inc.
1.06%, 04/15/04[2,4]	58,515	58,515
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	117,030	117,030
Holmes Financing PLC
1.05%, 04/15/04[2]	11,703	11,703
K2 USA LLC
1.05%, 08/16/04[2,4]	29,258	29,256
1.05%, 09/27/04[2,4]	126,393	126,382
1.06%, 05/17/04[2]	58,515	58,514
1.07%, 04/13/04[2]	58,515	58,515
1.46%, 01/12/05[2,4]	58,515	58,510
Links Finance LLC
1.05%, 06/28/04[2]	58,515	58,511
1.06%, 07/20/04[2]	46,812	46,808
1.07%, 03/29/04[2]	58,515	58,515
1.07%, 05/04/04[2]	58,515	58,515
Nationwide Building Society
1.09%, 07/23/04[2,4]	87,773	87,773
1.17%, 12/28/04[2,4]	117,030	117,030
Northern Rock PLC
1.11%, 01/13/05[2,4]	111,179	111,179

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI AUSTRIA INDEX FUND

February 29, 2004

Security	Principal	Value
Permanent Financing PLC
1.06%, 12/10/04[2]	$58,515	$58,515
Sigma Finance Inc.
1.06%, 07/01/04[2]	58,515	58,510
1.06%, 07/20/04[2]	58,515	58,511
1.09%, 10/07/04[2]	117,030	117,016
1.24%, 08/06/04[2]	29,258	29,256
Tango Finance Corp.
1.05%, 01/18/05[2,4]	51,493	51,489
1.06%, 07/15/04[2,4]	35,109	35,105
1.07%, 02/25/05[2,4]	65,537	65,524
1.10%, 07/06/04[2,4]	35,109	35,108
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	58,515	58,509
1.32%, 02/04/05[2,4]	29,258	29,252
White Pine Finance LLC
1.04%, 08/26/04[2,4]	58,515	58,511
1.06%, 04/20/04[2,4]	58,515	58,515
1.06%, 07/06/04[2,4]	70,218	70,216
1.06%, 11/15/04[2,4]	70,218	70,218

		2,974,930
COMMERCIAL PAPER – 2.81%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	87,773	87,768
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	58,515	58,490
1.05%, 05/21/04[2]	60,856	60,713
CRC Funding LLC
1.03%, 03/26/04[2]	46,812	46,779
Delaware Funding Corp.
1.02%, 03/16/04[2]	118,324	118,274
1.03%, 03/05/04[2]	52,302	52,296
Edison Asset Securitization
1.03%, 03/03/04[2]	87,773	87,768
Eureka Securitization Inc.
1.04%, 04/14/04[2]	70,218	70,129
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	40,961	40,950
Galaxy Funding Inc.
1.05%, 05/17/04[2]	58,515	58,384
Gemini Securitization Corp.
1.04%, 04/19/04[2]	29,258	29,216
GIRO Funding US Corp.
1.05%, 05/19/04[2]	29,258	29,190
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	58,515	58,477
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	23,406	23,400
New Center Asset Trust
1.04%, 03/01/04[2]	29,258	29,258
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	48,082	48,053
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	117,030	116,983
1.04%, 05/20/04[2]	29,258	29,190
Receivables Capital Corp.
1.03%, 03/15/04[2]	127,563	127,512
Windmill Funding Corp.
1.03%, 03/05/04[2]	66,824	66,817

		1,239,647
TIME DEPOSITS – 2.20%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	117,030	117,030
1.33%, 02/10/05[2]	58,515	58,507
1.39%, 02/02/05[2]	58,515	58,507
1.40%, 10/25/04[2]	117,030	117,019
Bank of New York
1.39%, 11/01/04[2]	117,030	117,022
Bank of Novia Scotia
1.24%, 10/07/04[2]	87,773	87,767
1.42%, 10/29/04[2]	87,773	87,777
SunTrust Bank
1.01%, 03/01/04[2]	193,100	193,100
Toronto-Dominion Bank
1.34%, 02/10/05[2]	46,812	46,805
1.41%, 11/01/04[2]	87,773	87,767

		971,301
U.S. GOVERNMENT AGENCY NOTES – 0.65%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	87,773	87,571
1.28%, 08/19/04[2]	46,812	46,527

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI AUSTRIA INDEX FUND

February 29, 2004

Security	Principal	Value
Federal National Mortgage Association
1.28%, 08/20/04[2]	$152,139	$151,209

		285,307

REPURCHASE AGREEMENTS – 0.27%

Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	117,030	117,030

		117,030

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,726,539)		10,726,539

TOTAL INVESTMENTS IN SECURITIES – 124.23% (Cost $46,111,320)		54,739,405
Other Assets, Less Liabilities – (24.23%)		(10,677,235)

NET ASSETS – 100.00%		$44,062,170

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI BELGIUM INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.64%
Fortis	204,505	$4,728,754
Dexia Group	146,405	2,714,071
Electrabel SA	5,320	1,761,592
Groupe Bruxelles Lambert SA	16,170	966,388
UCB SA	25,865	957,048
Solvay SA	11,305	955,159
Delhaize Group	17,465	949,820
Interbrew SA	31,570	949,263
KBC Bankverzekeringsholding	16,380	935,385
AGFA-Gevaert NV	28,140	811,164
Colruyt NV	5,845	665,963
Algemene Maatschappij voor Nijverheidskredit NV	10,675	651,114
Cofinimmo	3,955	582,811
Umicore	7,840	525,538
Mobistar SA1	5,950	398,106
Bekaert NV	6,195	357,077
Omega Pharma SA	6,720	276,288
SA D’Ieteren NV	1,190	247,661
Barco NV	2,520	229,196
Compagnie Maritime Belge SA	1,400	146,379

TOTAL COMMON STOCKS (Cost: $18,639,852)		19,808,777
SHORT-TERM INVESTMENTS – 15.83%
MONEY MARKET FUNDS – 7.68%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2],3	1,049,813	1,049,813
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	373,292	373,292
BlackRock Temp Cash Money Market Fund[2]	17,306	17,306
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	87,285	87,285

		1,527,696

Security	Principal	Value
FLOATING RATE NOTES – 4.34%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$16,968	$16,967
1.05%, 09/15/04[2,4]	33,936	33,934
1.05%, 10/12/04[2,4]	16,968	16,967
1.14%, 08/23/04[2,4]	16,968	16,975
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	25,452	25,449
1.38%, 11/22/04[2]	8,484	8,484
1.40%, 10/29/04[2]	33,936	33,935
CC USA Inc.
1.05%, 04/19/04[2,4]	14,932	14,932
1.06%, 05/24/04[2,4]	33,936	33,935
1.09%, 07/15/04[2,4]	16,968	16,970
1.51%, 02/15/05[2,4]	22,058	22,092
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	33,936	33,935
1.24%, 08/09/04[2]	8,484	8,483
1.48%, 01/18/05[2,4]	25,452	25,451
Five Finance Inc.
1.06%, 04/15/04[2,4]	16,968	16,968
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	33,936	33,936
Holmes Financing PLC
1.05%, 04/15/04[2]	3,394	3,394
K2 USA LLC
1.05%, 08/16/04[2,4]	8,484	8,483
1.05%, 09/27/04[2,4]	36,651	36,647
1.06%, 05/17/04[2]	16,968	16,968
1.07%, 04/13/04[2]	16,968	16,968
1.46%, 01/12/05[2,4]	16,968	16,966
Links Finance LLC
1.05%, 06/28/04[2]	16,968	16,967
1.06%, 07/20/04[2]	13,574	13,573
1.07%, 03/29/04[2]	16,968	16,968
1.07%, 05/04/04[2]	16,968	16,968
Nationwide Building Society
1.09%, 07/23/04[2,4]	25,452	25,452
1.17%, 12/28/04[2,4]	33,936	33,936
Northern Rock PLC
1.11%, 01/13/05[2,4]	32,239	32,239

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI BELGIUM INDEX FUND

February 29, 2004

Security	Principal	Value
Permanent Financing PLC
1.06%, 12/10/04[2]	$16,968	$16,968
Sigma Finance Inc.
1.06%, 07/01/04[2]	16,968	16,966
1.06%, 07/20/04[2]	16,968	16,967
1.09%, 10/07/04[2]	33,936	33,932
1.24%, 08/06/04[2]	8,484	8,484
Tango Finance Corp.
1.05%, 01/18/05[2,4]	14,932	14,930
1.06%, 07/15/04[2,4]	10,181	10,179
1.07%, 02/25/05[2,4]	19,004	19,000
1.10%, 07/06/04[2,4]	10,181	10,180
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	16,968	16,966
1.32%, 02/04/05[2,4]	8,484	8,482
White Pine Finance LLC
1.04%, 08/26/04[2,4]	16,968	16,967
1.06%, 04/20/04[2,4]	16,968	16,968
1.06%, 07/06/04[2,4]	20,361	20,361
1.06%, 11/15/04[2,4]	20,361	20,361

		862,653

COMMERCIAL PAPER – 1.81%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	25,452	25,450
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	16,968	16,961
1.05%, 05/21/04[2]	17,647	17,605
CRC Funding LLC
1.03%, 03/26/04[2]	13,574	13,565
Delaware Funding Corp.
1.02%, 03/16/04[2]	34,311	34,296
1.03%, 03/05/04[2]	15,166	15,164
Edison Asset Securitization
1.03%, 03/03/04[2]	25,452	25,450
Eureka Securitization Inc.
1.04%, 04/14/04[2]	20,361	20,336
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	11,877	11,874
Galaxy Funding Inc.
1.05%, 05/17/04[2]	16,968	16,930
Gemini Securitization Corp.
1.04%, 04/19/04[2]	8,484	8,472
GIRO Funding US Corp.
1.05%, 05/19/04[2]	8,484	8,464
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	16,968	16,957
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	6,787	6,785
New Center Asset Trust
1.04%, 03/01/04[2]	8,484	8,484
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	13,942	13,934
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	33,936	33,922
1.04%, 05/20/04[2]	8,484	8,464
Receivables Capital Corp.
1.03%, 03/15/04[2]	36,990	36,975
Windmill Funding Corp.
1.03%, 03/05/04[2]	19,377	19,375

		359,463

TIME DEPOSITS – 1.42%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	33,936	33,936
1.33%, 02/10/05[2]	16,968	16,965
1.39%, 02/02/05[2]	16,968	16,965
1.40%, 10/25/04[2]	33,936	33,932
Bank of New York
1.39%, 11/01/04[2]	33,936	33,933
Bank of Novia Scotia
1.24%, 10/07/04[2]	25,452	25,450
1.42%, 10/29/04[2]	25,452	25,453
SunTrust Bank
1.01%, 03/01/04[2]	55,994	55,994
Toronto-Dominion Bank
1.34%, 02/10/05[2]	13,574	13,572
1.41%, 11/01/04[2]	25,452	25,450

		281,650

U.S. GOVERNMENT AGENCY NOTES – 0.41%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	25,452	25,393
1.28%, 08/19/04[2]	13,574	13,492

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI BELGIUM INDEX FUND

February 29, 2004

Security	Principal	Value
Federal National Mortgage Association
1.28%, 08/20/04[2]	$44,116	$43,847

		82,732

REPURCHASE AGREEMENTS – 0.17%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	33,936	33,936

		33,936

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,148,130)		3,148,130

TOTAL INVESTMENTS IN SECURITIES – 115.47% (Cost $21,787,982)		22,956,907
Other Assets, Less Liabilities – (15.47%)		(3,075,811)

NET ASSETS – 100.00%		$19,881,096

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 98.64%
AUSTRIA – 0.76%
Bank Austria Creditanstalt[1]	4,656	$248,758
Boehler-Uddeholm AG	1,067	80,871
Erste Bank der Oesterreichischen Sparkassen AG	3,492	487,682
Flughafen Wien AG	291	16,090
Immofinanz Immobillien Anlage AG1	19,206	151,533
Mayr-Melnhof Karton AG	873	106,355
Oesterreichische Elektrizitaetswirtschafts AG Class A	776	115,702
OMV AG	1,746	281,480
RHI AG1	4,171	89,657
Telekom Austria AG1	27,645	400,165
VA Technologie AG1	1,843	74,926
Voest-Alpine AG	2,813	128,796
Wienerberger Baustoffindustrie AG	4,559	143,880

		2,325,895
BELGIUM – 3.27%
AGFA-Gevaert NV	10,476	301,981
Barco NV	1,261	114,689
Bekaert NV	2,328	134,185
Cofinimmo	388	57,176
Colruyt NV	2,231	254,194
Compagnie Maritime Belge SA	679	70,994
Delhaize Group	8,924	485,325
Dexia Group	75,563	1,400,794
Electrabel SA	3,492	1,156,293
Fortis	122,123	2,823,841
Groupe Bruxelles Lambert SA	8,730	521,742
Interbrew SA	18,333	551,246
KBC Bankverzekeringsholding	10,864	620,392
Mobistar SA1	2,425	162,253
Omega Pharma SA	2,522	103,690
SA D’Ieteren NV	388	80,750
Solvay SA	7,566	639,251
UCB SA	9,797	362,505
Umicore	2,134	143,048

		9,984,349
FINLAND – 5.58%
Amer Group Ltd.	2,522	$123,463
Elisa OYJ Class A1	15,617	262,926
Fortum OYJ	42,195	446,680
KCI Konecranes OYJ	1,358	48,089
Kesko OYJ	7,081	142,090
Kone OYJ Class B	3,880	241,045
Metso OYJ	11,543	154,609
Nokia OYJ	547,080	11,983,938
Nokian Renkaat OYJ	1,164	98,375
Orion-Yhtyma OYJ Class B	3,395	87,445
Outokumpu OYJ	11,640	158,367
Pohjola Group PLC Class D	2,231	62,176
Rautaruukki OYJ[1]	10,875	91,342
Sampo OYJ Class A	32,204	361,322
Stora Enso OYJ Class R	73,623	977,885
TietoEnator OYJ	9,991	322,759
UPM-Kymmene OYJ	61,401	1,209,208
Uponor OYJ	5,141	171,190
Wartsila OYJ Class B	3,492	81,136

		17,024,045
FRANCE – 28.08%
Accor SA	23,183	1,017,100
Air France	8,342	171,229
Alcatel SA Class A1	140,747	2,276,913
ALSTOM[1]	112,948	301,726
Arcelor	41,613	760,568
Atos Origin SA1	4,074	284,481
Autoroutes du Sud de la France	8,924	318,560
Aventis SA	78,570	6,013,591
AXA	163,251	3,748,472
BNP Paribas SA	94,478	5,969,226
Bouygues SA	22,407	825,198
Business Objects SA1	7,954	240,944
Cap Gemini SA1	12,850	532,630
Carrefour SA	66,542	3,600,646
CNP Assurances	3,492	201,494
Compagnie de Saint-Gobain	36,860	1,934,989
Compagnie Generale des Etablissements Michelin Class B	16,102	776,261

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Shares	Value
Credit Agricole SA	73,332	$1,886,081
Dassault Systemes SA	6,208	270,742
Essilor International SA	11,349	650,767
Etablissements Economiques du Casino Guichard-Perrachon SA	4,365	432,796
European Aeronautic Defence and Space Co.	34,435	796,238
France Telecom[1]	125,130	3,446,859
Gecina SA	3,312	249,996
Groupe Danone	14,162	2,468,759
Groupe Wanadoo SA1	49,955	544,346
Hermes International	1,067	211,192
Imerys SA	1,164	254,977
Klepierre	2,522	171,407
Lafarge SA	19,598	1,687,491
Lagardere S.C.A	14,453	875,445
L’Air Liquide SA	11,555	2,047,321
L’Oreal SA	38,897	3,196,998
LVMH Moet Hennessy Louis Vuitton SA	27,839	2,127,282
Pernod Ricard SA	6,160	755,813
Pinault-Printemps-Redoute SA	7,760	837,872
PSA Peugeot Citroen SA	19,497	970,212
Publicis Groupe	11,834	409,058
Renault SA	19,788	1,380,537
Sagem SA	1,785	199,940
Sanofi-Synthelabo SA	42,195	2,883,501
Schneider Electric SA	24,153	1,605,541
Societe BIC SA	3,395	146,754
Societe Generale Class A	38,218	3,392,865
Societe Television Francaise 1	13,386	460,709
Sodexho Alliance SA	11,737	384,414
Suez SA	93,023	2,065,434
Technip-Coflexip SA	2,242	311,997
Thales SA	9,409	357,969
Thomson	27,257	517,146
Total SA	71,683	13,092,721
Unibail Holding	4,947	496,342
Valeo SA	9,118	419,744
Veolia Environnement	28,324	846,381
Vinci SA	7,760	704,816
Vivendi Universal SA1	105,730	3,028,068
Zodiac SA	5,820	181,001

		85,741,560
GERMANY – 19.55%
adidas-Salomon AG	5,238	588,993
Allianz AG	33,623	4,188,520
ALTANA AG	8,342	510,888
BASF AG	62,856	3,342,619
Bayer AG	77,018	2,181,843
Bayerische Hypo-und Vereinsbank AG1	43,262	949,279
Beiersdorf AG	2,014	221,212
Celesio AG	3,007	157,668
Commerzbank AG	58,103	1,128,376
Continental AG	14,550	596,044
DaimlerChrysler AG	99,813	4,483,238
Deutsche Bank AG	61,110	5,239,113
Deutsche Boerse AG	11,931	686,215
Deutsche Lufthansa AG	20,661	369,667
Deutsche Post AG	47,530	1,129,151
Deutsche Telekom AG1	291,485	5,696,936
Douglas Holding AG	3,589	111,171
E.ON AG	72,265	4,884,536
EPCOS AG1	6,111	145,708
Fresenius Medical Care AG	3,977	266,540
HeidelbergerCement AG1	5,860	262,118
Hypo Real Estate Holding AG1	15,380	439,522
Infineon Technologies AG1	70,519	999,743
KarstadtQuelle AG	4,850	121,667
Linde AG	9,894	519,883
MAN AG	13,483	471,922
Merck KGaA	5,044	222,485
METRO AG	17,393	778,205
MLP AG1	7,372	169,455
Muenchener Rueckversicherungs-Gesellschaft AG	17,404	2,029,457
Puma AG	1,746	357,778
RWE AG	48,015	2,120,268
SAP AG	23,765	3,750,058
Schering AG	18,721	926,712
Siemens AG	93,217	7,186,763

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Shares	Value
Suedzucker AG	5,820	$112,231
ThyssenKrupp AG	38,897	753,457
TUI AG	16,005	368,293
Volkswagen AG	26,287	1,234,608

		59,702,342
GREECE – 0.98%
Hellenic Telecommunications Organization SA ADR	170,817	1,298,209
National Bank of Greece SA ADR	295,953	1,695,811

		2,994,020
IRELAND – 2.15%
Allied Irish Banks PLC	100,395	1,524,332
Bank of Ireland	115,818	1,515,308
CRH PLC	64,117	1,338,378
DCC PLC	9,700	144,627
Elan Corp. PLC[1]	44,717	630,616
Fyffes PLC	37,927	80,111
Grafton Group PLC[1]	18,624	138,842
Greencore Group PLC	16,296	67,628
Independent News & Media PLC	58,200	146,073
Irish Life & Permanent PLC	30,943	503,652
Kerry Group PLC Class A	16,587	313,262
Ryanair Holdings PLC[1]	21,760	128,425
Waterford Wedgwood PLC	46,315	14,962
Waterford Wedgwood PLC Restricted	9,511	3,073

		6,549,289
ITALY – 10.82%
Alleanza Assicurazioni SpA	56,066	658,306
Arnoldo Mondadori Editore SpA	16,781	167,220
Assicurazioni Generali SpA	111,744	3,019,812
Autogrill SpA[1]	14,550	204,105
Autostrade SpA[1]	22,989	419,603
Banca Antonveneta Spa Foreign	25,026	493,164
Banca Fideuram SpA	33,950	212,180
Banca Intesa SpA	422,931	1,571,220
Banca Monte dei Paschi di Siena SpA	123,578	403,057
Banca Nazionale del Lavoro SpA[1]	194,000	506,195
Banca Popolare di Milano Scrl	49,179	317,135
Banca Popolare di Verona e Novaro Scrl	43,941	758,894
Banche Popolari Unite Scrl[1]	35,793	635,516
Benetton Group SpA	6,596	74,170
Bulgari SpA	16,684	147,182
Capitalia SpA[1]	149,107	440,005
Enel SpA	268,512	2,075,155
ENI SpA	306,035	5,996,519
Fiat SpA[1]	51,798	399,670
Fineco SpA[1]	215,825	139,175
Finmeccanica SpA	706,257	601,982
Gruppo Editoriale L’Espresso SpA	20,079	124,242
Italcementi SpA	12,513	152,676
Luxottica Group SpA	16,199	275,743
Mediaset SpA	69,646	800,450
Mediobanca SpA	56,454	683,905
Mediolanum SpA	31,719	230,159
Pirelli SpA	212,159	217,476
Riunione Adriatica di Sicurta SpA	34,629	629,048
Sanpaolo IMI SpA	119,892	1,541,796
Seat Pagine Gialle SpA[1]	386,880	388,404
Snam Rete Gas SpA	106,215	490,936
Sorin SpA[1]	16,859	48,912
Telecom Italia Media SpA[1]	169,482	81,706
Telecom Italia Mobile SpA	432,620	2,445,763
Telecom Italia SpA[1]	944,229	2,968,207
Tiscali SpA[1]	23,183	160,443
UniCredito Italiano SpA	487,716	2,569,385

		33,049,516
NETHERLANDS – 14.71%
ABN AMRO Holding NV	178,577	4,124,785
AEGON NV	156,522	2,316,240
Akzo Nobel NV	31,428	1,210,138
ASML Holding NV1	53,253	982,578
Corio NV	3,395	144,139
DSM NV	8,633	408,787
Euronext NV	10,185	277,521
Hagemeyer NV	46,657	110,725
Heineken NV	22,698	964,517
IHC Caland NV	3,492	169,648
ING Groep NV	202,827	4,959,607
Koninklijke Ahold NV1	123,899	1,029,889
Koninklijke KPN NV1	244,537	1,929,366

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Shares	Value
Koninklijke Numico NV CVA[1]	17,654	$581,719
Koninklijke Philips Electronics NV	152,096	4,620,543
Koninklijke Vendex KBB NV	9,797	167,984
Oce NV	8,924	171,865
QIAGEN NV1	15,326	208,516
Reed Elsevier NV	70,519	967,323
Rodamco Europe NV	4,850	301,246
Royal Dutch Petroleum Co.	242,015	11,937,934
TPG NV	40,255	878,796
Unilever NV CVA	65,863	4,775,059
Vedior NV	11,446	179,762
VNU NV	25,802	840,587
Wereldhave NV	1,358	112,797
Wolters Kluwer NV CVA	31,622	564,602

		44,936,673
PORTUGAL – 1.20%
Banco BPI SA Registered	52,283	209,176
Banco Comercial Portugues SA Class R	251,441	634,203
Banco Espirito Santo SA	13,871	245,078
Brisa-Auto Estradas dePortugal SA	35,793	259,721
CIMPOR-Cimentos de Portugal SGPS SA	25,123	132,665
Electricidade de Portugal SA	225,040	637,516
Jeronimo Martins SGPS SA1	5,723	68,975
Portugal Telecom SGPS SA	103,499	1,167,665
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA1	5,917	135,863
Sonae SGPS SA1	147,343	181,243

		3,672,105
SPAIN – 10.96%
Abertis Infraestructuras SA	26,319	420,866
Acciona SA	3,201	206,817
Acerinox SA	6,111	280,179
Actividades de Construccion y Servicios SA	11,370	575,261
Altadis SA	32,398	1,042,592
Amadeus Global Travel Distribution SA Class A	35,599	211,870
Antena 3 Television SA1	1,902	84,698
Banco Bilbao Vizcaya Argentaria SA	375,972	5,185,312
Banco Popular Espanol SA	18,624	1,130,405
Banco Santander Central Hispano SA	504,497	5,842,126
Corporacion Mapfre SA	10,185	149,580
Endesa SA	103,790	2,031,105
Fomento de Construcciones y Contratas SA	6,111	223,839
Gas Natural SDG SA	23,086	575,121
Grupo Ferrovial SA	7,372	268,929
Iberdrola SA	88,755	1,830,616
Iberia Lineas Aereas de Espana SA	49,276	171,431
Indra Sistemas SA	13,192	180,138
Industria de Diseno Textil SA	26,488	579,240
NH Hoteles SA1	10,670	124,885
Promotora de Infomaciones SA	9,603	175,993
Repsol YPF SA	108,931	2,233,222
Sacyr Vallehermoso SA	13,580	232,343
Sociedad General de Aguas de Barcelona SA	7,566	124,372
Telefonica Publicidad e Informacion SA	21,340	166,514
Telefonica SA	542,643	8,812,237
Union Fenosa SA	23,668	485,812
Zeltia SA	19,885	132,924

		33,478,427
SWITZERLAND – 0.58%
STMicroelectronics NV	68,676	1,779,129

		1,779,129

TOTAL COMMON STOCKS (Cost: $265,499,157)		301,237,350
PREFERRED STOCKS – 1.27%
GERMANY – 0.71%
Fresenius Medical Care AG	2,813	127,538
Henkel KGaA	7,178	606,380
Porsche AG	970	564,479
ProSiebenSat.1 Media AG	9,700	204,888

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Shares or Principal	Value
RWE AG	3,298	$125,638
Volkswagen AG	12,513	399,724
Wella AG	1,649	151,126

		2,179,773

ITALY – 0.56%
Banca Intesa SpA RNC	104,663	297,150
Telecom Italia SpA RNC[1]	635,582	1,409,633

		1,706,783

TOTAL PREFERRED STOCKS (Cost: $3,053,526)		3,886,556

SHORT-TERM INVESTMENTS – 24.46%

MONEY MARKET FUNDS – 11.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	24,335,897	24,335,897
\Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	8,957,822	8,957,822
BlackRock Temp Cash Money Market Fund[2]	415,279	415,279
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	2,094,550	2,094,550

		35,803,548
FLOATING RATE NOTES – 6.78%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$407,174	407,160
1.05%, 09/15/04[2,4]	814,347	814,303
1.05%, 10/12/04[2,4]	407,174	407,149
1.14%, 08/23/04[2,4]	407,174	407,342
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	610,761	610,705
1.38%, 11/22/04[2]	203,587	203,598
1.40%, 10/29/04[2]	814,347	814,334
CC USA Inc.
1.05%, 04/19/04[2,4]	358,313	358,311
1.06%, 05/24/04[2,4]	814,347	814,329
1.09%, 07/15/04[2,4]	407,174	407,228
1.51%, 02/15/05[2,4]	529,326	530,136

Security	Principal	Value
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	$814,347	$814,321
1.24%, 08/09/04[2]	203,587	203,573
1.48%, 01/18/05[2,4]	610,761	610,734
Five Finance Inc.
1.06%, 04/15/04[2,4]	407,174	407,174
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	814,347	814,347
Holmes Financing PLC
1.05%, 04/15/04[2]	81,435	81,435
K2 USA LLC
1.05%, 08/16/04[2,4]	203,587	203,573
1.05%, 09/27/04[2,4]	879,495	879,420
1.06%, 05/17/04[2]	407,174	407,169
1.07%, 04/13/04[2]	407,174	407,171
1.46%, 01/12/05[2,4]	407,174	407,138
Links Finance LLC
1.05%, 06/28/04[2]	407,174	407,147
1.06%, 07/20/04[2]	325,739	325,714
1.07%, 03/29/04[2]	407,174	407,174
1.07%, 05/04/04[2]	407,174	407,170
Nationwide Building Society
1.09%, 07/23/04[2,4]	610,761	610,761
1.17%, 12/28/04[2,4]	814,347	814,347
Northern Rock PLC
1.11%, 01/13/05[2,4]	773,630	773,630
Permanent Financing PLC
1.06%, 12/10/04[2]	407,174	407,174
Sigma Finance Inc.
1.06%, 07/01/04[2]	407,174	407,140
1.06%, 07/20/04[2]	407,174	407,142
1.09%, 10/07/04[2]	814,347	814,250
1.24%, 08/06/04[2]	203,587	203,578
Tango Finance Corp.
1.05%, 01/18/05[2,4]	358,313	358,281
1.06%, 07/15/04[2,4]	244,304	244,274
1.07%, 02/25/05[2,4]	456,035	455,945
1.10%, 07/06/04[2,4]	244,304	244,296
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	407,174	407,130
1.32%, 02/04/05[2,4]	203,587	203,549

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Principal	Value
White Pine Finance LLC
1.04%, 08/26/04[2,4]	$407,174	$407,143
1.06%, 04/20/04[2,4]	407,174	407,174
1.06%, 07/06/04[2,4]	488,608	488,592
1.06%, 11/15/04[2,4]	488,608	488,608

		20,700,869
COMMERCIAL PAPER – 2.83%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	610,761	610,726
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	407,174	406,999
1.05%, 05/21/04[2]	423,461	422,465
CRC Funding LLC
1.03%, 03/26/04[2]	325,739	325,506
Delaware Funding Corp.
1.02%, 03/16/04[2]	823,354	823,004
1.03%, 03/05/04[2]	363,940	363,898
Edison Asset Securitization
1.03%, 03/03/04[2]	610,761	610,726
Eureka Securitization Inc.
1.04%, 04/14/04[2]	488,608	487,987
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	285,022	284,948
Galaxy Funding Inc.
1.05%, 05/17/04[2]	407,174	406,264
Gemini Securitization Corp.
1.04%, 04/19/04[2]	203,587	203,299
GIRO Funding US Corp.
1.05%, 05/19/04[2]	203,587	203,118
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	407,174	406,906
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	162,869	162,828
New Center Asset Trust
1.04%, 03/01/04[2]	203,587	203,587
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	334,575	334,374
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	814,347	814,018
1.04%, 05/20/04[2]	203,587	203,116
Receivables Capital Corp.
1.03%, 03/15/04[2]	887,639	887,283
Windmill Funding Corp.
1.03%, 03/05/04[2]	464,992	464,939

		8,625,991
TIME DEPOSITS – 2.21%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	814,347	814,347
1.33%, 02/10/05[2]	407,174	407,116
1.39%, 02/02/05[2]	407,174	407,117
1.40%, 10/25/04[2]	814,347	814,268
Bank of New York
1.39%, 11/01/04[2]	814,347	814,293
Bank of Novia Scotia
1.24%, 10/07/04[2]	610,761	610,724
1.42%, 10/29/04[2]	610,761	610,791
SunTrust Bank
1.01%, 03/01/04[2]	1,343,673	1,343,673
Toronto-Dominion Bank
1.34%, 02/10/05[2]	325,739	325,693
1.41%, 11/01/04[2]	610,761	610,720

		6,758,742

U.S. GOVERNMENT AGENCY NOTES – 0.65%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	610,760	609,356
1.28%, 08/19/04[2]	325,739	323,758
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,058,651	1,052,177

		1,985,291

REPURCHASE AGREEMENTS – 0.27%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	814,347	814,347

		814,347

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EMU INDEX FUND

February 29, 2004

Security	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $74,688,788)	$74,688,788

TOTAL INVESTMENTS IN SECURITIES-124.37% (Cost $343,241,471)	379,812,694

Other Assets, Less Liabilities-(24.37%)	(74,415,766)

NET ASSETS-100.00%	$305,396,928

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI FRANCE INDEX FUND

February 29, 2004

Security	Shares	Value

COMMON STOCKS – 99.83%
Total SA	47,922	$8,752,834
Aventis SA	52,822	4,042,890
BNP Paribas SA	63,182	3,991,904
AXA	110,012	2,526,030
Carrefour SA	44,800	2,424,167
France Telecom[1]	83,860	2,310,026
Societe Generale Class A	25,676	2,279,429
L’Oreal SA	26,418	2,171,332
Vivendi Universal SA1	71,400	2,044,869
Sanofi-Synthelabo SA	28,728	1,963,200
Groupe Danone	9,408	1,640,028
Alcatel SA Class A1	95,606	1,546,652
LVMH Moet Hennessy
Louis Vuitton SA	19,208	1,467,755
Suez SA	62,958	1,397,886
L’Air Liquide SA	7,836	1,388,386
Credit Agricole SA	51,226	1,317,520
Compagnie de Saint-Gobain	24,164	1,268,504
STMicroelectronics NV	45,892	1,188,884
Lafarge SA	12,880	1,109,036
Schneider Electric SA	16,170	1,074,881
Renault SA	13,468	939,614
Accor SA	14,812	649,842
PSA Peugeot Citroen SA	13,034	648,600
Lagardere S.C.A	9,814	594,452
Veolia Environnement	19,152	572,302
Pinault-Printemps-Redoute SA	5,264	568,371
Bouygues SA	15,260	561,991
European Aeronautic Defence
and Space Co.	22,190	513,098
Compagnie Generale des
Etablissements Michelin Class B	10,640	512,944
Pernod Ricard SA	4,130	506,738
Arcelor	27,048	494,361
Vinci SA	5,222	474,297
Essilor International SA	7,672	439,923
Groupe Wanadoo SA1	33,880	369,181
Cap Gemini SA1	8,680	359,784
Thomson	18,018	341,855
Societe Television Francaise 1	9,394	323,316
Unibail Holding	3,192	320,259
Etablissements Economiques du
Casino Guichard-Perrachon SA	3,024	299,834
Publicis Groupe	7,896	272,936
Valeo SA	5,740	264,239
Sodexho Alliance SA	7,714	252,651
Thales SA	6,104	232,229
Technip-Coflexip SA	1,498	208,462
Euronext NV	7,238	197,221
ALSTOM[1]	71,661	191,433
Atos Origin SA1	2,702	188,677
Dassault Systemes SA	4,270	186,222
Autoroutes du Sud de la France	5,208	185,910
Business Objects SA1	5,404	163,699
Sagem SA	1,426	159,728
Gecina SA	2,072	156,398
CNP Assurances	2,660	153,487
Hermes International	756	149,635
Imerys SA	616	134,937
Air France	6,398	131,326
Societe BIC SA	2,516	108,758
Klepierre	1,596	108,471
Zodiac SA	3,360	104,495

TOTAL COMMON STOCKS (Cost: $56,737,651)		58,947,889

SHORT-TERM INVESTMENTS – 4.10%

MONEY MARKET FUNDS – 2.03%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	835,570	835,570
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	281,834	281,834
BlackRock Temp Cash Money Market Fund[2]	13,066	13,066
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	65,899	65,899

		1,196,369

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI FRANCE INDEX FUND

February 29, 2004

Security	Principal	Value
FLOATING RATE NOTES – 1.10%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$12,811	$12,810
1.05%, 09/15/04[2,4]	25,621	25,620
1.05%, 10/12/04[2,4]	12,811	12,810
1.14%, 08/23/04[2,4]	12,811	12,816
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	19,216	19,214
1.38%, 11/22/04[2]	6,405	6,406
1.40%, 10/29/04[2]	25,621	25,621
CC USA Inc.
1.05%, 04/19/04[2,4]	11,273	11,273
1.06%, 05/24/04[2,4]	25,621	25,621
1.09%, 07/15/04[2,4]	12,811	12,812
1.51%, 02/15/05[2,4]	16,654	16,679
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	25,621	25,620
1.24%, 08/09/04[2]	6,405	6,405
1.48%, 01/18/05[2,4]	19,216	19,215
Five Finance Inc.
1.06%, 04/15/04[2,4]	12,811	12,811
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	25,621	25,621
Holmes Financing PLC
1.05%, 04/15/04[2]	2,562	2,562
K2 USA LLC
1.05%, 08/16/04[2,4]	6,405	6,405
1.05%, 09/27/04[2,4]	27,671	27,669
1.06%, 05/17/04[2]	12,811	12,810
1.07%, 04/13/04[2]	12,811	12,811
1.46%, 01/12/05[2,4]	12,811	12,810
Links Finance LLC
1.05%, 06/28/04[2]	12,811	12,810
1.06%, 07/20/04[2]	10,248	10,248
1.07%, 03/29/04[2]	12,811	12,811
1.07%, 05/04/04[2]	12,811	12,811
Nationwide Building Society
1.09%, 07/23/04[2,4]	19,216	19,216
1.17%, 12/28/04[2,4]	25,621	25,621
Northern Rock PLC
1.11%, 01/13/05[2,4]	24,340	24,340
Permanent Financing PLC
1.06%, 12/10/04[2]	12,811	12,811
Sigma Finance Inc.
1.06%, 07/01/04[2]	12,811	12,810
1.06%, 07/20/04[2]	12,811	12,810
1.09%, 10/07/04[2]	25,621	25,618
1.24%, 08/06/04[2]	6,405	6,405
Tango Finance Corp.
1.05%, 01/18/05[2,4]	11,273	11,272
1.06%, 07/15/04[2,4]	7,686	7,685
1.07%, 02/25/05[2,4]	14,348	14,345
1.10%, 07/06/04[2,4]	7,686	7,686
WhistleJacket Capital LLC

1.05%, 09/15/04[2,4]	12,811	12,809
1.32%, 02/04/05[2,4]	6,405	6,404
White Pine Finance LLC
1.04%, 08/26/04[2,4]	12,811	12,810
1.06%, 04/20/04[2,4]	12,811	12,811
1.06%, 07/06/04[2,4]	15,373	15,372
1.06%, 11/15/04[2,4]	15,373	15,373

		651,299

COMMERCIAL PAPER – 0.46%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	19,216	19,215
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	12,811	12,805
1.05%, 05/21/04[2]	13,323	13,292
CRC Funding LLC
1.03%, 03/26/04[2]	10,248	10,241
Delaware Funding Corp.
1.02%, 03/16/04[2]	25,905	25,894
1.03%, 03/05/04[2]	11,450	11,449
Edison Asset Securitization
1.03%, 03/03/04[2]	19,216	19,215
Eureka Securitization Inc.
1.04%, 04/14/04[2]	15,373	15,353
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	8,967	8,965

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI AUSTRIA INDEX FUND

February 29, 2004

Security	Principal	Value
Galaxy Funding Inc.
1.05%, 05/17/04[2]	$12,811	$12,782
Gemini Securitization Corp.
1.04%, 04/19/04[2]	6,405	6,396
GIRO Funding US Corp.
1.05%, 05/19/04[2]	6,405	6,391
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	12,811	12,802
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	5,124	5,123
New Center Asset Trust
1.04%, 03/01/04[2]	6,405	6,406
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	10,526	10,520
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	25,621	25,611
1.04%, 05/20/04[2]	6,405	6,391
Receivables Capital Corp.
1.03%, 03/15/04[2]	27,927	27,916
Windmill Funding Corp.
1.03%, 03/05/04[2]	14,630	14,628

		271,395
TIME DEPOSITS – 0.36%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	25,621	25,621
1.33%, 02/10/05[2]	12,811	12,809
1.39%, 02/02/05[2]	12,811	12,809
1.40%, 10/25/04[2]	25,621	25,619
Bank of New York
1.39%, 11/01/04[2]	25,621	25,620
Bank of Novia Scotia
1.24%, 10/07/04[2]	19,216	19,215
1.42%, 10/29/04[2]	19,216	19,217
SunTrust Bank
1.01%, 03/01/04[2]	42,275	42,275
Toronto-Dominion Bank
1.34%, 02/10/05[2]	10,248	10,247
1.41%, 11/01/04[2]	19,216	19,215

		212,647
U.S. GOVERNMENT AGENCY NOTES – 0.11%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	$19,216	$19,172
1.28%, 08/19/04[2]	10,248	10,186
Federal National Mortgage Association
1.28%, 08/20/04[2]	33,308	33,104

		62,462
REPURCHASE AGREEMENTS – 0.04%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	25,621	25,621

		25,621

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,419,793)		2,419,793

TOTAL INVESTMENTS IN SECURITIES – 103.93% (Cost $59,157,444)		61,367,682
Other Assets, Less Liabilities – (3.93%)		(2,320,103)

NET ASSETS – 100.00%		$59,047,579

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES MSCI GERMANY INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 95.75%
Siemens AG	213,330	$16,447,130
Deutsche Telekom AG1	688,950	13,465,201
Deutsche Bank AG	137,880	11,820,797
E.ON AG	158,550	10,716,712
DaimlerChrysler AG	219,930	9,878,458
SAP AG	54,600	8,615,744
BASF AG	136,950	7,282,864
Allianz AG	54,660	6,809,163
RWE AG	122,580	5,412,943
Bayer AG	190,290	5,390,725
Muenchener Rueckversicherungs-Gesellschaft AG	43,484	5,070,609
Deutsche Post AG	138,720	3,295,516
Volkswagen AG	63,150	2,965,934
Commerzbank AG	151,230	2,936,928
Schering AG	50,850	2,517,136
Infineon Technologies AG1	170,130	2,411,920

Bayerische Hypo-undVereinsbank AG1	106,350	2,333,590
METRO AG	45,450	2,033,543
Deutsche Boerse AG	34,470	1,982,553
ThyssenKrupp AG	91,950	1,781,124
Continental AG	40,950	1,677,526
adidas-Salomon AG	12,840	1,443,810
Linde AG	26,400	1,387,197
ALTANA AG	21,060	1,289,774
MAN AG	33,060	1,157,140
Hypo Real Estate Holding AG1	38,414	1,097,776
Deutsche Lufthansa AG	60,270	1,078,351
Puma AG	4,890	1,002,025
TUI AG	36,330	835,993
Fresenius Medical Care AG	10,500	703,715
Beiersdorf AG	5,983	657,155
Merck KGaA	14,130	623,257
HeidelbergerCement AG1	13,390	598,935
Celesio AG	10,770	564,709
QIAGEN NV1	37,950	516,324
MLP AG1	19,770	454,438
Suedzucker AG	18,540	357,518
EPCOS AG1	14,700	350,501

Security	Shares Or Principal	Value
KarstadtQuelle AG	13,260	$332,641
Douglas Holding AG	9,720	301,082

TOTAL COMMON STOCKS (Cost: $155,096,573)		139,598,457
PREFERRED STOCKS – 4.22%
Henkel KGaA	20,370	1,720,808
Porsche AG	2,280	1,326,817
Volkswagen AG	30,660	979,424
RWE AG	22,470	855,996
ProSiebenSat.1 Media AG	21,450	453,077
Wella AG	4,800	439,904
Fresenius Medical Care AG	8,220	372,685

TOTAL PREFERRED STOCKS (Cost: $4,658,083)		6,148,711
SHORT-TERM INVESTMENTS – 29.49%
MONEY MARKET FUNDS – 14.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	14,031,682	14,031,682
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	5,153,641	5,153,641
BlackRock Temp Cash Money Market Fund[2]	238,920	238,920
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	1,205,043	1,205,043

		20,629,286
FLOATING RATE NOTES – 8.17%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$234,256	234,249
1.05%, 09/15/04[2,4]	468,513	468,487
1.05%, 10/12/04[2,4]	234,256	234,242
1.14%, 08/23/04[2,4]	234,256	234,353
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	351,385	351,353
1.38%, 11/22/04[2]	117,128	117,135

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI GERMANY INDEX FUND

February 29, 2004

Security	Principal	Value
1.40%, 10/29/04[2]	$468,513	$468,505
CC USA Inc.
1.05%, 04/19/04[2,4]	206,146	206,144
1.06%, 05/24/04[2,4]	468,513	468,502
1.09%, 07/15/04[2,4]	234,256	234,288
1.51%, 02/15/05[2,4]	304,533	305,000
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	468,513	468,497
1.24%, 08/09/04[2]	117,128	117,120
1.48%, 01/18/05[2,4]	351,385	351,369
Five Finance Inc.
1.06%, 04/15/04[2,4]	234,256	234,256
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	468,513	468,513
Holmes Financing PLC
1.05%, 04/15/04[2]	46,851	46,851
K2 USA LLC
1.05%, 08/16/04[2,4]	117,128	117,120
1.05%, 09/27/04[2,4]	505,994	505,950
1.06%, 05/17/04[2]	234,256	234,254
1.07%, 04/13/04[2]	234,256	234,255
1.46%, 01/12/05[2,4]	234,256	234,236
Links Finance LLC
1.05%, 06/28/04[2]	234,256	234,241
1.06%, 07/20/04[2]	187,405	187,391
1.07%, 03/29/04[2]	234,256	234,256
1.07%, 05/04/04[2]	234,256	234,254
Nationwide Building Society
1.09%, 07/23/04[2,4]	351,385	351,385
1.17%, 12/28/04[2,4]	468,513	468,513
Northern Rock PLC
1.11%, 01/13/05[2,4]	445,087	445,087
Permanent Financing PLC
1.06%, 12/10/04[2]	234,256	234,256
Sigma Finance Inc.
1.06%, 07/01/04[2]	234,256	234,237
1.06%, 07/20/04[2]	234,256	234,238
1.09%, 10/07/04[2]	468,513	468,457
1.24%, 08/06/04[2]	117,128	117,123
Tango Finance Corp.
1.05%, 01/18/05[2,4]	206,146	206,127
1.06%, 07/15/04[2,4]	140,554	140,537
1.07%, 02/25/05[2,4]	262,367	262,315
1.10%, 07/06/04[2,4]	140,554	140,549
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	234,256	234,231
1.32%, 02/04/05[2,4]	117,128	117,106
White Pine Finance LLC
1.04%, 08/26/04[2,4]	234,256	234,239
1.06%, 04/20/04[2,4]	234,256	234,256
1.06%, 07/06/04[2,4]	281,108	281,098
1.06%, 11/15/04[2,4]	281,108	281,108

		11,909,683
COMMERCIAL PAPER – 3.40%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	351,385	351,365
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	234,256	234,156
1.05%, 05/21/04[2]	243,627	243,054
CRC Funding LLC
1.03%, 03/26/04[2]	187,405	187,271
Delaware Funding Corp.
1.02%, 03/16/04[2]	473,695	473,493
1.03%, 03/05/04[2]	209,383	209,359
Edison Asset Securitization
1.03%, 03/03/04[2]	351,385	351,365
Eureka Securitization Inc.
1.04%, 04/14/04[2]	281,108	280,750
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	163,979	163,937
Galaxy Funding Inc.
1.05%, 05/17/04[2]	234,256	233,733
Gemini Securitization Corp.
1.04%, 04/19/04[2]	117,128	116,962
GIRO Funding US Corp.
1.05%, 05/19/04[2]	117,128	116,858
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	234,256	234,102
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	93,703	93,678
New Center Asset Trust
1.04%, 03/01/04[2]	117,128	117,128

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI GERMANY INDEX FUND

February 29, 2004

Security	Principal	Value
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	$192,488	$192,373
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	468,513	468,323
1.04%, 05/20/04[2]	117,128	116,858
Receivables Capital Corp.
1.03%, 03/15/04[2]	510,679	510,474
Windmill Funding Corp.
1.03%, 03/05/04[2]	267,521	267,490

		4,962,729
TIME DEPOSITS – 2.67%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	468,513	468,513
1.33%, 02/10/05[2]	234,256	234,223
1.39%, 02/02/05[2]	234,256	234,224
1.40%, 10/25/04[2]	468,513	468,473
Bank of New York
1.39%, 11/01/04[2]	468,513	468,481
Bank of Novia Scotia
1.24%, 10/07/04[2]	351,385	351,363
1.42%, 10/29/04[2]	351,385	351,402
SunTrust Bank
1.01%, 03/01/04[2]	773,046	773,046
Toronto-Dominion Bank
1.34%, 02/10/05[2]	187,405	187,378
1.41%, 11/01/04[2]	351,385	351,361

		3,888,464
U.S. GOVERNMENT AGENCY NOTES – 0.78%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	351,385	350,576
1.28%, 08/19/04[2]	187,405	186,266
Federal National Mortgage Association
1.28%, 08/20/04[2]	609,066	605,342

		1,142,184
REPURCHASE AGREEMENTS – 0.32%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	468,513	468,513

		468,513

TOTAL SHORT TERM INSTRUMENTS (Cost: $43,000,859)		43,000,859

TOTAL INVESTMENTS IN SECURITIES – 129.46% (Cost $202,755,515)		188,748,027
Other Assets, Less Liabilities – (29.46%)		(42,947,640)

NET ASSETS – 100.00%		$145,800,387

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ITALY INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 95.25%
ENI SpA	250,632	$4,910,940
Telecom Italia SpA[1]	777,115	2,442,880
Assicurazioni Generali SpA	90,090	2,434,626
Telecom Italia Mobile SpA	361,053	2,041,168
UniCredito Italiano SpA	252,351	1,329,436
Enel SpA	171,369	1,324,400
Sanpaolo IMI SpA	100,773	1,295,928
Banca Intesa SpA	347,167	1,289,751
Mediaset SpA	57,600	662,004
Riunione Adriatica di Sicurta SpA	34,632	629,102
Banca Popolare di Verona e Novaro Scrl	35,946	620,814
Mediobanca SpA	50,418	610,783
Alleanza Assicurazioni SpA	49,410	580,154
Banche Popolari Unite Scrl[1]	30,933	549,225
Snam Rete Gas SpA	110,943	512,790
Finmeccanica SpA	513,855	437,987
Banca Nazionale del Lavoro SpA[1]	157,203	410,182
Banca Antonveneta Spa Foreign	20,772	409,334
Banca Monte dei Paschi di Siena SpA	120,879	394,254
Capitalia SpA[1]	124,902	368,578
Banca Popolare di Milano Scrl	51,021	329,013
Seat Pagine Gialle SpA[1]	300,307	301,490
Autostrade SpA[1]	16,155	294,866
Fiat SpA[1]	36,821	284,108
Luxottica Group SpA	14,976	254,925
Mediolanum SpA	27,855	202,121
Banca Fideuram SpA	31,653	197,824
Autogrill SpA[1]	12,357	173,342
Pirelli SpA	168,672	172,899
Italcementi SpA	11,997	146,380
Arnoldo Mondadori Editore SpA	11,097	110,580
Bulgari SpA	12,456	109,884
Tiscali SpA[1]	15,228	105,389
Fineco SpA[1]	163,287	105,297
Gruppo Editoriale L’Espresso SpA	14,310	88,545
Benetton Group SpA	6,282	70,639
Telecom Italia Media SpA[1]	107,278	51,718

Security	Shares or Principal	Value
Sorin SpA[1]	13,298	$38,582

TOTAL COMMON STOCKS (Cost: $25,179,233)		26,291,938
PREFERRED STOCKS – 4.54%
Telecom Italia SpA RNC[1]	565,291	1,253,738

TOTAL PREFERRED STOCKS (Cost: $821,280)		1,253,738
SHORT-TERM INVESTMENTS – 30.09%
MONEY MARKET FUNDS – 14.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	2,683,472	2,683,472
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	999,976	999,976
BlackRock Temp Cash Money Market Fund[2]	46,358	46,358
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	233,818	233,818

		3,963,624
FLOATING RATE NOTES – 8.37%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$45,453	45,452
1.05%, 09/15/04[2,4]	90,907	90,902
1.05%, 10/12/04[2,4]	45,453	45,451
1.14%, 08/23/04[2,4]	45,453	45,472
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	68,180	68,174
1.38%, 11/22/04[2]	22,727	22,728
1.40%, 10/29/04[2]	90,907	90,905
CC USA Inc.
1.05%, 04/19/04[2,4]	39,999	39,999
1.06%, 05/24/04[2,4]	90,907	90,905
1.09%, 07/15/04[2,4]	45,453	45,460
1.51%, 02/15/05[2,4]	59,089	59,180
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	90,907	90,904

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ITALY INDEX FUND

February 29, 2004

Security	Principal	Value
1.24%, 08/09/04[2]	$22,727	$22,726
1.48%, 01/18/05[2,4]	68,180	68,177
Five Finance Inc.
1.06%, 04/15/04[2,4]	45,453	45,453
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	90,907	90,907
Holmes Financing PLC
1.05%, 04/15/04[2]	9,091	9,091
K2 USA LLC
1.05%, 08/16/04[2,4]	22,727	22,725
1.05%, 09/27/04[2,4]	98,179	98,171
1.06%, 05/17/04[2]	45,453	45,453
1.07%, 04/13/04[2]	45,453	45,453
1.46%, 01/12/05[2,4]	45,453	45,449
Links Finance LLC
1.05%, 06/28/04[2]	45,453	45,450
1.06%, 07/20/04[2]	36,363	36,360
1.07%, 03/29/04[2]	45,453	45,453
1.07%, 05/04/04[2]	45,453	45,453
Nationwide Building Society
1.09%, 07/23/04[2,4]	68,180	68,180
1.17%, 12/28/04[2,4]	90,907	90,907
Northern Rock PLC
1.11%, 01/13/05[2,4]	86,362	86,362
Permanent Financing PLC
1.06%, 12/10/04[2]	45,453	45,453
Sigma Finance Inc.
1.06%, 07/01/04[2]	45,453	45,450
1.06%, 07/20/04[2]	45,453	45,450
1.09%, 10/07/04[2]	90,907	90,896
1.24%, 08/06/04[2]	22,727	22,726
Tango Finance Corp.
1.05%, 01/18/05[2,4]	39,999	39,995
1.06%, 07/15/04[2,4]	27,272	27,269
1.07%, 02/25/05[2,4]	50,908	50,898
1.10%, 07/06/04[2,4]	27,272	27,271
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	45,453	45,449
1.32%, 02/04/05[2,4]	22,727	22,722
White Pine Finance LLC
1.04%, 08/26/04[2,4]	45,453	45,450
1.06%, 04/20/04[2,4]	45,453	45,453
1.06%, 07/06/04[2,4]	54,544	54,542
1.06%, 11/15/04[2,4]	54,544	54,545

		2,310,871
COMMERCIAL PAPER – 3.49%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	68,180	68,176
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	45,453	45,434
1.05%, 05/21/04[2]	47,272	47,160
CRC Funding LLC
1.03%, 03/26/04[2]	36,363	36,337
Delaware Funding Corp.
1.02%, 03/16/04[2]	91,912	91,873
1.03%, 03/05/04[2]	40,627	40,623
Edison Asset Securitization
1.03%, 03/03/04[2]	68,180	68,176
Eureka Securitization Inc.
1.04%, 04/14/04[2]	54,544	54,475
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	31,817	31,810
Galaxy Funding Inc.
1.05%, 05/17/04[2]	45,453	45,352
Gemini Securitization Corp.
1.04%, 04/19/04[2]	22,727	22,695
GIRO Funding US Corp.
1.05%, 05/19/04[2]	22,727	22,674
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	45,453	45,424
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	18,181	18,177
New Center Asset Trust
1.04%, 03/01/04[2]	22,727	22,727
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	37,349	37,327
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	90,907	90,870
1.04%, 05/20/04[2]	22,727	22,674

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI ITALY INDEX FUND

February 29, 2004

Security	Principal	Value
Receivables Capital Corp.
1.03%, 03/15/04[2]	$99,088	$99,049
Windmill Funding Corp.
1.03%, 03/05/04[2]	51,908	51,902

		962,935
TIME DEPOSITS – 2.74%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	90,907	90,907
1.33%, 02/10/05[2]	45,453	45,447
1.39%, 02/02/05[2]	45,453	45,447
1.40%, 10/25/04[2]	90,907	90,898
Bank of New York
1.39%, 11/01/04[2]	90,907	90,901
Bank of Novia Scotia
1.24%, 10/07/04[2]	68,180	68,176
1.42%, 10/29/04[2]	68,180	68,184
SunTrust Bank
1.01%, 03/01/04[2]	149,996	149,996
Toronto-Dominion Bank
1.34%, 02/10/05[2]	36,363	36,358
1.41%, 11/01/04[2]	68,180	68,176

		754,490
U.S. GOVERNMENT AGENCY NOTES – 0.80%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	68,180	68,023
1.28%, 08/19/04[2]	36,363	36,142

Federal National Mortgage Association
1.28%, 08/20/04[2]	118,179	117,456

		221,621
REPURCHASE AGREEMENTS – 0.33%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	$90,907	$90,907

		90,907

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,304,448)		8,304,448

TOTAL INVESTMENTS IN SECURITIES – 129.88% (Cost $34,304,961)		35,850,124
Other Assets, Less Liabilities – (29.88%)		(8,247,653)

NET ASSETS – 100.00%		$27,602,471

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES MSCI NETHERLANDS INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.95%
Royal Dutch Petroleum Co.	102,804	$5,071,039
ING Groep NV	124,150	3,035,765
Unilever NV CVA	34,268	2,484,426
ABN AMRO Holding NV	44,486	1,027,541
AEGON NV	69,031	1,021,533
Akzo Nobel NV	26,520	1,021,155
Koninklijke Philips Electronics NV	32,266	980,213
Koninklijke KPN NV1	113,854	898,294
Heineken NV	20,722	880,550
Reed Elsevier NV	63,856	875,925
TPG NV	36,608	799,179
ASML Holding NV1	30,446	561,763
Koninklijke Ahold NV1	62,478	519,337
VNU NV	14,456	470,953
Wolters Kluwer NV CVA	22,386	399,696
Koninklijke Numico NV CVA[1]	11,596	382,101
Oce NV	17,888	344,500
Koninklijke Vendex KBB NV	16,458	282,197
IHC Caland NV	5,772	280,414
Vedior NV	12,220	191,918
DSM NV	1,768	83,718
Hagemeyer NV	29,822	70,773
Rodamco Europe NV	884	54,907

TOTAL COMMON STOCKS (Cost: $23,265,871)		21,737,897
SHORT-TERM INVESTMENTS – 1.84%
MONEY MARKET FUNDS – 0.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	133,106	133,106
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	47,423	47,423
BlackRock Temp Cash Money Market Fund[2]	2,199	2,199

Security	Shares or Principal	Value
Short-Term Investment Co.– Prime Money Market Portfolio, Institutional Shares[2]	11,089	$11,089

		193,817
FLOATING RATE NOTES – 0.50%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$2,156	2,156
1.05%, 09/15/04[2,4]	4,311	4,311
1.05%, 10/12/04[2,4]	2,156	2,155
1.14%, 08/23/04[2,4]	2,156	2,156
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	3,233	3,234
1.38%, 11/22/04[2]	1,078	1,078
1.40%, 10/29/04[2]	4,311	4,311
CC USA Inc.
1.05%, 04/19/04[2,4]	1,897	1,897
1.06%, 05/24/04[2,4]	4,311	4,311
1.09%, 07/15/04[2,4]	2,156	2,156
1.51%, 02/15/05[2,4]	2,802	2,807
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	4,311	4,311
1.24%, 08/09/04[2]	1,078	1,078
1.48%, 01/18/05[2,4]	3,233	3,233
Five Finance Inc.
1.06%, 04/15/04[2,4]	2,156	2,156
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	4,311	4,311
Holmes Financing PLC
1.05%, 04/15/04[2]	431	431
K2 USA LLC
1.05%, 08/16/04[2,4]	1,078	1,078
1.05%, 09/27/04[2,4]	4,656	4,656
1.06%, 05/17/04[2]	2,156	2,156
1.07%, 04/13/04[2]	2,156	2,156
1.46%, 01/12/05[2,4]	2,156	2,155
Links Finance LLC
1.05%, 06/28/04[2]	2,156	2,155
1.06%, 07/20/04[2]	1,724	1,724
1.07%, 03/29/04[2]	2,156	2,156
1.07%, 05/04/04[2]	2,156	2,156

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI NETHERLANDS INDEX FUND

February 29, 2004

Security	Principal	Value
Nationwide Building Society
1.09%, 07/23/04[2,4]	$3,233	$3,233
1.17%, 12/28/04[2,4]	4,311	4,311
Northern Rock PLC
1.11%, 01/13/05[2,4]	4,096	4,096
Permanent Financing PLC
1.06%, 12/10/04[2]	2,156	2,156
Sigma Finance Inc.
1.06%, 07/01/04[2]	2,156	2,155
1.06%, 07/20/04[2]	2,156	2,155
1.09%, 10/07/04[2]	4,311	4,311
1.24%, 08/06/04[2]	1,078	1,078
Tango Finance Corp.
1.05%, 01/18/05[2,4]	1,897	1,897
1.06%, 07/15/04[2,4]	1,293	1,293
1.07%, 02/25/05[2,4]	2,414	2,414
1.10%, 07/06/04[2,4]	1,293	1,293
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	2,156	2,155
1.32%, 02/04/05[2,4]	1,078	1,078
White Pine Finance LLC
1.04%, 08/26/04[2,4]	2,156	2,155
1.06%, 04/20/04[2,4]	2,156	2,156
1.06%, 07/06/04[2,4]	2,587	2,587
1.06%, 11/15/04[2,4]	2,587	2,587

		109,594
COMMERCIAL PAPER – 0.21%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	3,233	3,233
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	2,156	2,155
1.05%, 05/21/04[2]	2,242	2,237
CRC Funding LLC
1.03%, 03/26/04[2]	1,724	1,723
Delaware Funding Corp.
1.02%, 03/16/04[2]	4,359	4,357
1.03%, 03/05/04[2]	1,927	1,926
Edison Asset Securitization
1.03%, 03/03/04[2]	3,233	3,233
Eureka Securitization Inc.
1.04%, 04/14/04[2]	2,587	2,583
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	1,509	1,509
Galaxy Funding Inc.
1.05%, 05/17/04[2]	2,156	2,151
Gemini Securitization Corp.
1.04%, 04/19/04[2]	1,078	1,076
GIRO Funding US Corp.
1.05%, 05/19/04[2]	1,078	1,075
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	2,156	2,154
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	862	862
New Center Asset Trust
1.04%, 03/01/04[2]	1,078	1,078
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	1,771	1,770
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	4,311	4,309
1.04%, 05/20/04[2]	1,078	1,076
Receivables Capital Corp.
1.03%, 03/15/04[2]	4,699	4,697
Windmill Funding Corp.
1.03%, 03/05/04[2]	2,462	2,461

		45,665
TIME DEPOSITS – 0.17%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	4,311	4,311
1.33%, 02/10/05[2]	2,156	2,155
1.39%, 02/02/05[2]	2,156	2,155
1.40%, 10/25/04[2]	4,311	4,311
Bank of New York
1.39%, 11/01/04[2]	4,311	4,311
Bank of Novia Scotia
1.24%, 10/07/04[2]	3,233	3,234
1.42%, 10/29/04[2]	3,233	3,234
SunTrust Bank
1.01%, 03/01/04[2]	7,113	7,113

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI NETHERLANDS INDEX FUND

February 29, 2004

Security	Principal	Value
Toronto-Dominion Bank
1.34%, 02/10/05[2]	$1,724	$1,724
1.41%, 11/01/04[2]	3,233	3,233

		35,781
U.S. GOVERNMENT AGENCY NOTES – 0.05%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	3,233	3,226
1.28%, 08/19/04[2]	1,724	1,714
Federal National Mortgage Association
1.28%, 08/20/04[2]	5,602	5,568

		10,508
REPURCHASE AGREEMENTS – 0.02%
Merrill Lynch Government Securities Inc. 1.06%, 03/01/04[2]	4,311	4,311

		4,311

TOTAL SHORT-TERM INVESTMENTS (Cost: $399,676)		399,676

TOTAL INVESTMENTS IN SECURITIES – 101.79% (Cost $23,665,547)		22,137,573
Other Assets, Less Liabilities – (1.79%)		(389,925)

NET ASSETS – 100.00%		$21,747,648

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes To Financial Statements.

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI SPAIN INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.94%
Telefonica SA	767,165	$12,458,357
Banco Santander Central Hispano SA	665,376	7,705,121
Banco Bilbao Vizcaya Argentaria SA	400,944	5,529,719
Iberdrola SA	126,144	2,601,783
Repsol YPF SA	125,184	2,566,428
Endesa SA	129,960	2,543,236
Banco Popular Espanol SA	39,600	2,403,567
Altadis SA	54,120	1,741,622
Union Fenosa SA	61,344	1,259,153
Gas Natural SDG SA	46,272	1,152,734
Actividades de Construccion y
Servicios SA	21,643	1,095,019
Industria de Diseno Textil SA	47,352	1,035,494
Bankinter SA	22,752	938,260
Abertis Infraestructuras SA	49,673	794,320
FAES FARMA SA	43,096	749,655
Sociedad General de Aguas de
Barcelona SA	45,144	742,089
Promotora de Infomaciones SA	34,392	630,298
Fomento de Construcciones y
Contratas SA	16,392	600,421
NH Hoteles SA1	47,928	560,966
Acerinox SA	12,216	560,082
Corporacion Mapfre SA	34,656	508,970
Uralita SA1	42,048	457,141
Sacyr Vallehermoso SA	26,664	456,200
Telefonica Publicidad e Informacion SA	50,112	391,019
Grupo Ferrovial SA	10,368	378,223
Indra Sistemas SA	27,144	370,653
Viscofan SA	36,528	367,627
Acciona SA	5,616	362,850
Amadeus Global Travel Distribution SA
Class A	57,072	339,668
Iberia Lineas Aereas de Espana SA	85,992	299,166
Ebro Puleva SA	25,039	295,554
Zeltia SA	41,424	276,905
Grupo Empresarial ENCE SA	9,600	258,838
Antena 3 Television SA1	2,781	123,841

TOTAL COMMON STOCKS (Cost: $39,189,952)		52,554,979

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 26.60%
MONEY MARKET FUNDS – 12.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2],[3]	4,521,448	$4,521,448
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2],3	1,683,608	1,683,608
BlackRock Temp Cash Money Market Fund[2]	78,051	78,051
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	393,667	393,667

		6,676,774
FLOATING RATE NOTES – 7.40%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$76,528	76,525
1.05%, 09/15/04[2,4]	153,055	153,047
1.05%, 10/12/04[2,4]	76,528	76,523
1.14%, 08/23/04[2,4]	76,528	76,559
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	114,791	114,781
1.38%, 11/22/04[2]	38,264	38,266
1.40%, 10/29/04[2]	153,055	153,053
CC USA Inc.
1.05%, 04/19/04[2,4]	67,344	67,344
1.06%, 05/24/04[2,4]	153,055	153,052
1.09%, 07/15/04[2,4]	76,528	76,538
1.51%, 02/15/05[2,4]	99,486	99,638
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	153,055	153,050
1.24%, 08/09/04[2]	38,264	38,261
1.48%, 01/18/05[2,4]	114,791	114,786
Five Finance Inc.
1.06%, 04/15/04[2,4]	76,528	76,528
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	153,055	153,056
Holmes Financing PLC
1.05%, 04/15/04[2]	15,306	15,306

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SPAIN INDEX FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$38,264	$38,261
1.05%, 09/27/04[2,4]	165,300	165,286
1.06%, 05/17/04[2]	76,528	76,527
1.07%, 04/13/04[2]	76,528	76,527
1.46%, 01/12/05[2,4]	76,528	76,521
Links Finance LLC
1.05%, 06/28/04[2]	76,528	76,523
1.06%, 07/20/04[2]	61,222	61,217
1.07%, 03/29/04[2]	76,528	76,528
1.07%, 05/04/04[2]	76,528	76,527
Nationwide Building Society
1.09%, 07/23/04[2,4]	114,791	114,791
1.17%, 12/28/04[2,4]	153,055	153,056
Northern Rock PLC
1.11%, 01/13/05[2,4]	145,403	145,403
Permanent Financing PLC
1.06%, 12/10/04[2]	76,528	76,528
Sigma Finance Inc.
1.06%, 07/01/04[2]	76,528	76,521
1.06%, 07/20/04[2]	76,528	76,522
1.09%, 10/07/04[2]	153,055	153,037
1.24%, 08/06/04[2]	38,264	38,262
Tango Finance Corp.
1.05%, 01/18/05[2,4]	67,344	67,339
1.06%, 07/15/04[2,4]	45,917	45,911
1.07%, 02/25/05[2,4]	85,711	85,694
1.10%, 07/06/04[2,4]	45,917	45,915
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	76,528	76,519
1.32%, 02/04/05[2,4]	38,264	38,257
White Pine Finance LLC
1.04%, 08/26/04[2,4]	76,528	76,522
1.06%, 04/20/04[2,4]	76,528	76,528
1.06%, 07/06/04[2,4]	91,833	91,830
1.06%, 11/15/04[2,4]	91,833	91,833

		3,890,698
COMMERCIAL PAPER – 3.08%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	114,791	114,785
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	76,528	76,495
1.05%, 05/21/04[2]	79,589	79,402
CRC Funding LLC
1.03%, 03/26/04[2]	61,222	61,178
Delaware Funding Corp.
1.02%, 03/16/04[2]	154,748	154,682
1.03%, 03/05/04[2]	68,402	68,394
Edison Asset Securitization
1.03%, 03/03/04[2]	114,791	114,785
Eureka Securitization Inc.
1.04%, 04/14/04[2]	91,833	91,716
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	53,569	53,556
Galaxy Funding Inc.
1.05%, 05/17/04[2]	76,528	76,357
Gemini Securitization Corp.
1.04%, 04/19/04[2]	38,264	38,210
GIRO Funding US Corp.
1.05%, 05/19/04[2]	38,264	38,176
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	76,528	76,477
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	30,611	30,603
New Center Asset Trust
1.04%, 03/01/04[2]	38,264	38,264
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	62,883	62,845
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	153,055	152,993
1.04%, 05/20/04[2]	38,264	38,175
Receivables Capital Corp.
1.03%, 03/15/04[2]	166,830	166,763
Windmill Funding Corp.
1.03%, 03/05/04[2]	87,395	87,385

		1,621,241

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SPAIN INDEX FUND

February 29, 2004

Security	Principal	Value
TIME DEPOSITS – 2.42%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	$153,055	$153,056
1.33%, 02/10/05[2]	76,528	76,517
1.39%, 02/02/05[2]	76,528	76,517
1.40%, 10/25/04[2]	153,055	153,040
Bank of New York
1.39%, 11/01/04[2]	153,055	153,045
Bank of Novia Scotia
1.24%, 10/07/04[2]	114,791	114,785
1.42%, 10/29/04[2]	114,791	114,797
SunTrust Bank
1.01%, 03/01/04[2]	252,541	252,541
Toronto-Dominion Bank
1.34%, 02/10/05[2]	61,222	61,213
1.41%, 11/01/04[2]	114,791	114,784

		1,270,295
U.S. GOVERNMENT AGENCY NOTES – 0.71%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	114,791	114,527
1.28%, 08/19/04[2]	61,222	60,850
Federal National Mortgage Association
1.28%, 08/20/04[2]	198,972	197,755

		373,132
REPURCHASE AGREEMENTS – 0.29%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	153,055	153,056
		153,056

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,985,196)		13,985,196

TOTAL INVESTMENTS IN SECURITIES – 126.54% (Cost $53,175,148)		66,540,175
Other Assets, Less Liabilities - (26.54%)		(13,955,222)

NET ASSETS – 100.00%		$52,584,953

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES MSCI SWEDEN INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.98%
Telefonaktiebolaget LM Ericsson Class B1	2,245,452	$6,545,540
Nordea AB	357,786	2,475,213
Hennes & Mauritz AB Class B	72,512	1,938,407
Svenska Handelsbanken AB Class A	84,128	1,582,160
Svenska Cellulosa AB Class B	29,304	1,163,232
TeliaSonera AB	249,751	1,127,271
Sandvik AB	34,188	1,095,328
Skandinaviska Enskilda Banken AB Class A	73,282	1,087,781
Volvo AB Class B	30,910	971,621
Electrolux AB Series B	45,496	959,522
Tele2 AB Class B1	14,476	698,112
Securitas AB Class B	45,232	692,680
Atlas Copco AB Class A	17,358	621,411
ASSA Abloy AB Class B	45,738	602,123
Skandia Forsakrings AB	124,476	550,128
SKF AB Class B	13,970	516,073
Swedish Match AB	52,646	502,118
Skanska AB Class B	59,180	488,913
Nobel Biocare Holding AG	3,168	406,416
Atlas Copco AB Class B	10,560	344,709
Volvo AB Class A	11,374	343,014
Holmen AB Class B	7,986	276,778
Getinge AB Class B	22,968	246,828
Drott AB Class B	12,958	239,344
Gambro AB Class A	27,368	231,614
Eniro AB	26,158	230,159
Trelleborg AB Class B	12,276	225,098
Svenskt Stal AB Series A	9,834	177,018
Modern Times Group AB Class B1	7,700	174,290
Svenska Handelsbanken AB Class B	7,854	146,652
WM-Data AB Class B1	51,832	139,951
Alfa Laval AB	10,054	135,058
OM AB	8,536	133,586
Billerud AB	8,272	127,788
Castellum AB	5,346	126,393
Gambro AB Class B	14,960	124,596
SAS AB1	10,912	100,410
SKF AB Class A	2,684	99,331

Security	Shares or Principal	Value
Hoganas AB Class B	4,136	$95,008
Svenskt Stal AB Series B	4,642	80,753
Axfood AB	2,860	72,612

TOTAL COMMON STOCKS (Cost: $22,717,301)		27,895,039

SHORT-TERM INVESTMENTS – 28.51%

MONEY MARKET FUNDS – 13.61%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	2,570,845	2,570,845
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	957,829	957,829
BlackRock Temp Cash Money Market Fund[2]	44,404	44,404
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares[2]	223,963	223,963

		3,797,041
FLOATING RATE NOTES – 7.93%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$43,538	43,536
1.05%, 09/15/04[2,4]	87,075	87,071
1.05%, 10/12/04[2,4]	43,538	43,535
1.14%, 08/23/04[2,4]	43,538	43,556
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	65,307	65,301
1.38%, 11/22/04[2]	21,769	21,770
1.40%, 10/29/04[2]	87,075	87,074
CC USA Inc.
1.05%, 04/19/04[2,4]	38,313	38,313
1.06%, 05/24/04[2,4]	87,075	87,073
1.09%, 07/15/04[2,4]	43,538	43,544
1.51%, 02/15/05[2,4]	56,599	56,686
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	87,075	87,072
1.24%, 08/09/04[2]	21,769	21,767
1.48%, 01/18/05[2,4]	65,307	65,304

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SWEDEN INDEX FUND

February 29, 2004

Security	Principal	Value
Five Finance Inc.
1.06%, 04/15/04[2,4]	$43,538	$43,538
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	87,075	87,075
Holmes Financing PLC
1.05%, 04/15/04[2]	8,708	8,708
K2 USA LLC
1.05%, 08/16/04[2,4]	21,769	21,767
1.05%, 09/27/04[2,4]	94,041	94,033
1.06%, 05/17/04[2]	43,538	43,537
1.07%, 04/13/04[2]	43,538	43,537
1.46%, 01/12/05[2,4]	43,538	43,534
Links Finance LLC
1.05%, 06/28/04[2]	43,538	43,535
1.06%, 07/20/04[2]	34,830	34,827
1.07%, 03/29/04[2]	43,538	43,538
1.07%, 05/04/04[2]	43,538	43,537
Nationwide Building Society
1.09%, 07/23/04[2,4]	65,307	65,307
1.17%, 12/28/04[2,4]	87,075	87,075
Northern Rock PLC
1.11%, 01/13/05[2,4]	82,722	82,722
Permanent Financing PLC
1.06%, 12/10/04[2]	43,538	43,538
Sigma Finance Inc.
1.06%, 07/01/04[2]	43,538	43,534
1.06%, 07/20/04[2]	43,538	43,534
1.09%, 10/07/04[2]	87,075	87,065
1.24%, 08/06/04[2]	21,769	21,768
Tango Finance Corp.
1.05%, 01/18/05[2,4]	38,313	38,310
1.06%, 07/15/04[2,4]	26,123	26,119
1.07%, 02/25/05[2,4]	48,762	48,753
1.10%, 07/06/04[2,4]	26,123	26,122
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	43,538	43,533
1.32%, 02/04/05[2,4]	21,769	21,765
White Pine Finance LLC
1.04%, 08/26/04[2,4]	43,538	43,534
1.06%, 04/20/04[2,4]	43,538	43,538
1.06%, 07/06/04[2,4]	52,245	52,243
1.06%, 11/15/04[2,4]	52,245	52,245

		2,213,473
COMMERCIAL PAPER – 3.31%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	65,307	65,303
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	43,538	43,519
1.05%, 05/21/04[2]	45,279	45,173
CRC Funding LLC
1.03%, 03/26/04[2]	34,830	34,805
Delaware Funding Corp.
1.02%, 03/16/04[2]	88,038	88,001
1.03%, 03/05/04[2]	38,915	38,910
Edison Asset Securitization
1.03%, 03/03/04[2]	65,307	65,303
Eureka Securitization Inc.
1.04%, 04/14/04[2]	52,245	52,179
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	30,476	30,469
Galaxy Funding Inc.
1.05%, 05/17/04[2]	43,538	43,440
Gemini Securitization Corp.
1.04%, 04/19/04[2]	21,769	21,738
GIRO Funding US Corp.
1.05%, 05/19/04[2]	21,769	21,719
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	43,538	43,509
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	17,415	17,411
New Center Asset Trust
1.04%, 03/01/04[2]	21,769	21,769
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	35,775	35,753
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	87,075	87,040
1.04%, 05/20/04[2]	21,769	21,719
Receivables Capital Corp.
1.03%, 03/15/04[2]	94,912	94,874
Windmill Funding Corp.
1.03%, 03/05/04[2]	49,720	49,714

		922,348

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SWEDEN INDEX FUND

February 29, 2004

Security	Principal	Value
TIME DEPOSITS – 2.59%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	$87,075	$87,075
1.33%, 02/10/05[2]	43,538	43,531
1.39%, 02/02/05[2]	43,538	43,532
1.40%, 10/25/04[2]	87,075	87,067
Bank of New York
1.39%, 11/01/04[2]	87,075	87,070
Bank of Novia Scotia
1.24%, 10/07/04[2]	65,307	65,303
1.42%, 10/29/04[2]	65,307	65,310
SunTrust Bank
1.01%, 03/01/04[2]	143,674	143,674
Toronto-Dominion Bank
1.34%, 02/10/05[2]	34,830	34,825
1.41%, 11/01/04[2]	65,307	65,302

		722,689
U.S. GOVERNMENT AGENCY NOTES – 0.76%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	65,307	65,156
1.28%, 08/19/04[2]	34,830	34,618
Federal National Mortgage Association
1.28%, 08/20/04[2]	113,198	112,506

		212,280
REPURCHASE AGREEMENTS – 0.31%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	87,075	87,075

		87,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,954,906)		7,954,906

TOTAL INVESTMENTS IN SECURITIES – 128.49% (Cost $30,672,207)		35,849,945
Other Assets, Less Liabilities – (28.49%)		(7,948,235)

NET ASSETS – 100.00%		$27,901,710

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes To Financial Statements.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI SWITZERLAND INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.55%
Novartis AG	185,622	$8,177,277
Nestle SA Registered	21,240	5,602,457
UBS AG Registered	54,873	4,031,063
Roche Holding AG Genusschein	36,480	3,762,750
Zurich Financial Services AG1	13,211	2,163,606
Credit Suisse Group	58,765	2,137,666
Swiss Reinsurance Co.	28,361	2,041,018
Holcim Ltd. Registered	32,280	1,673,665
Compagnie Financiere Richemont AG Class A	48,000	1,275,540
Synthes-Stratec Inc.	1,248	1,259,743
Swisscom AG Registered	3,768	1,253,478
Givaudan SA Registered	2,184	1,117,751
Ciba Specialty Chemicals AG Registered[1]	14,285	1,025,780
Syngenta AG	13,728	951,735
Serono SA	1,392	928,329
ABB Ltd.[1]	135,054	817,736
Schindler Holding AG Participation Certificates[1]	2,952	813,511
Swatch Group (The) AG Class B	5,424	696,124
Julius Baer Holding AG	1,792	658,922
Swatch Group (The) AG Registered	24,312	624,047
Banque Cantonale Vaudoise[1]	4,588	592,443
Societe Generale de Surveillance Holding SA	1,032	584,235
Lonza Group AG Registered	10,850	546,323
Adecco SA Registered	10,512	522,683
Schindler Holding AG Registered[1]	1,536	474,085
Valora Holding AG Registered	1,752	455,916
Vontobel Holding AG Registered	14,400	359,419
Clariant AG Registered[1]	14,448	217,280
Logitech International SA Registered[1]	3,360	161,247
Sulzer AG Registered	480	120,940
Geberit AG Registered	192	97,659
Kudelski SA Bearer[1]	1,992	64,855
Kuoni Reisen Holding AG Registered	24	8,768

TOTAL COMMON STOCKS (Cost: $39,641,642)		45,218,051

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 17.28%
MONEY MARKET FUNDS – 8.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	2,538,779	$2,538,779
Barclays Global Investors Funds Prime Money Market FundInstitutional Shares[2,3]	944,817	944,817
BlackRock Temp Cash Money Market Fund[2]	43,801	43,801
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	220,921	220,921

		3,748,318
FLOATING RATE NOTES – 4.81%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	42,946	42,945
1.05%, 09/15/04[2,4]	85,892	85,888
1.05%, 10/12/04[2,4]	42,946	42,944
1.14%, 08/23/04[2,4]	42,946	42,964
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	64,419	64,414
1.38%, 11/22/04[2]	21,473	21,474
1.40%, 10/29/04[2]	85,892	85,891
CC USA Inc.
1.05%, 04/19/04[2,4]	37,793	37,792
1.06%, 05/24/04[2,4]	85,892	85,891
1.09%, 07/15/04[2,4]	42,946	42,952
1.51%, 02/15/05[2,4]	55,830	55,916
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	85,892	85,890
1.24%, 08/09/04[2]	21,473	21,472
1.48%, 01/18/05[2,4]	64,419	64,417
Five Finance Inc.
1.06%, 04/15/04[2,4]	42,946	42,946
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	85,892	85,892
Holmes Financing PLC
1.05%, 04/15/04[2]	8,589	8,589

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SWITZERLAND INDEX FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$21,473	$21,472
1.05%, 09/27/04[2,4]	92,764	92,756
1.06%, 05/17/04[2]	42,946	42,946
1.07%, 04/13/04[2]	42,946	42,946
1.46%, 01/12/05[2,4]	42,946	42,943
Links Finance LLC
1.05%, 06/28/04[2]	42,946	42,943
1.06%, 07/20/04[2]	34,357	34,354
1.07%, 03/29/04[2]	42,946	42,946
1.07%, 05/04/04[2]	42,946	42,946
Nationwide Building Society
1.09%, 07/23/04[2,4]	64,419	64,419
1.17%, 12/28/04[2,4]	85,892	85,892
Northern Rock PLC
1.11%, 01/13/05[2,4]	81,598	81,598
Permanent Financing PLC
1.06%, 12/10/04[2]	42,946	42,946
Sigma Finance Inc.
1.06%, 07/01/04[2]	42,946	42,943
1.06%, 07/20/04[2]	42,946	42,943
1.09%, 10/07/04[2]	85,892	85,882
1.24%, 08/06/04[2]	21,473	21,472
Tango Finance Corp.
1.05%, 01/18/05[2,4]	37,793	37,789
1.06%, 07/15/04[2,4]	25,768	25,765
1.07%, 02/25/05[2,4]	48,100	48,090
1.10%, 07/06/04[2,4]	25,768	25,767
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	42,946	42,942
1.32%, 02/04/05[2,4]	21,473	21,469
White Pine Finance LLC
1.04%, 08/26/04[2,4]	42,946	42,943
1.06%, 04/20/04[2,4]	42,946	42,946
1.06%, 07/06/04[2,4]	51,535	51,534
1.06%, 11/15/04[2,4]	51,535	51,535

		2,183,404
COMMERCIAL PAPER – 2.00%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	64,419	64,416
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	42,946	42,928
1.05%, 05/21/04[2]	44,664	44,559
CRC Funding LLC
1.03%, 03/26/04[2]	34,357	34,332
Delaware Funding Corp.
1.02%, 03/16/04[2]	86,842	86,806
1.03%, 03/05/04[2]	38,386	38,382
Edison Asset Securitization
1.03%, 03/03/04[2]	64,419	64,416
Eureka Securitization Inc.
1.04%, 04/14/04[2]	51,535	51,470
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	30,062	30,055
Galaxy Funding Inc.
1.05%, 05/17/04[2]	42,946	42,850
Gemini Securitization Corp.
1.04%, 04/19/04[2]	21,473	21,443
GIRO Funding US Corp.
1.05%, 05/19/04[2]	21,473	21,424
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	42,946	42,918
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	17,178	17,174
New Center Asset Trust
1.04%, 03/01/04[2]	21,473	21,473
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	35,289	35,268
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	85,892	85,858
1.04%, 05/20/04[2]	21,473	21,423
Receivables Capital Corp.
1.03%, 03/15/04[2]	93,623	93,585
Windmill Funding Corp.
1.03%, 03/05/04[2]	49,045	49,039

		909,819

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI SWITZERLAND INDEX FUND

February 29, 2004

Security	Principal	Value
TIME DEPOSITS – 1.57%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	$85,892	$85,892
1.33%, 02/10/05[2]	42,946	42,940
1.39%, 02/02/05[2]	42,946	42,940
1.40%, 10/25/04[2]	85,892	85,884
Bank of New York
1.39%, 11/01/04[2]	85,892	85,887
Bank of Novia Scotia
1.24%, 10/07/04[2]	64,419	64,415
1.42%, 10/29/04[2]	64,419	64,423
SunTrust Bank
1.01%, 03/01/04[2]	141,723	141,723
Toronto-Dominion Bank
1.34%, 02/10/05[2]	34,357	34,352
1.41%, 11/01/04[2]	64,419	64,415

		712,871
U.S. GOVERNMENT AGENCY NOTES – 0.46%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	64,419	64,271
1.28%, 08/19/04[2]	34,357	34,148
Federal National Mortgage Association
1.28%, 08/20/04[2]	111,660	110,977

		209,396
REPURCHASE AGREEMENTS – 0.19%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	85,892	85,892

		85,892

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,849,700)		7,849,700

TOTAL INVESTMENTS IN SECURITIES – 116.83% (Cost $47,491,342)		53,067,751
Other Assets, Less Liabilities – (16.83%)		(7,643,252)

NET ASSETS – 100.00%		$45,424,499

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES MSCI UNITED KINGDOM INDEX FUND

February 29, 2004

Security	Shares	Value
COMMON STOCKS – 99.75%
HSBC Holdings PLC	1,037,869	$16,862,807
BP PLC	2,093,320	16,811,400
Vodafone Group PLC	6,461,031	16,097,087
GlaxoSmithKline PLC	562,742	11,707,013
Royal Bank of Scotland Group PLC	265,323	8,390,265
AstraZeneca PLC	160,834	7,617,101
Shell Transport & Trading Co. PLC	918,158	6,270,417
Barclays PLC[3]	617,317	5,541,922
HBOS PLC	365,210	4,951,013
Lloyds TSB Group PLC	527,165	4,380,396
Diageo PLC	290,752	4,019,853
Tesco PLC	724,048	3,459,997
Unilever PLC	263,612	2,751,813
Rio Tinto PLC	101,539	2,715,364
BT Group PLC	826,483	2,710,969
National Grid Transco PLC	290,382	2,322,620
British American Tobacco PLC	149,152	2,275,265
Aviva PLC	215,291	2,253,389
BHP Billiton PLC	232,797	2,134,202
BG Group PLC	332,701	1,957,242
Prudential PLC	189,095	1,727,416
Cadbury Schweppes PLC	194,051	1,598,932
Centrica PLC	400,905	1,595,879
British Sky Broadcasting Group PLC[1]	118,590	1,586,772
Reckitt Benckiser PLC	56,581	1,476,342
Imperial Tobacco Group PLC	68,617	1,475,864
Compass Group PLC	205,792	1,399,696
GUS PLC	95,167	1,291,026
WPP Group PLC	110,920	1,239,189
Kingfisher PLC	222,194	1,234,981
Scottish Power PLC	174,522	1,187,013
Marks & Spencer Group PLC	213,053	1,158,474
Legal & General Group PLC	611,146	1,134,165
Reed Elsevier PLC	119,121	1,095,929
Scottish & Southern Energy PLC	80,653	1,024,531
Boots Group PLC	74,340	1,024,354
BAE Systems PLC	286,976	1,013,215
ITV PLC[1]	390,478	1,003,639
Amersham PLC	67,732	999,291
BAA PLC	100,359	977,793
Reuters Group PLC	133,753	970,536
Land Securities Group PLC	43,616	891,987
Pearson PLC	75,166	864,857
Smith & Nephew PLC	86,966	828,342
Wolseley PLC	54,398	821,243
BOC Group PLC	46,610	804,872
SABMiller PLC	74,871	783,653
J Sainsbury PLC	140,715	781,458
Man Group PLC	26,432	756,390
Carnival PLC	15,562	724,021
3i Group PLC	57,112	688,395
InterContinental Hotels Group PLC	68,713	663,091
Next PLC	25,665	662,521
Smiths Group PLC	52,215	645,358
Hilton Group PLC	152,456	625,978
Rentokil Initial PLC	171,395	621,836
Scottish & Newcastle PLC	77,939	614,717
Rolls-Royce Group PLC	144,786	591,127
Safeway PLC	103,191	583,123
Cable & Wireless PLC[1]	222,076	578,010
Hanson PLC	68,676	553,766
Dixons Group PLC	187,384	551,179
British Land Co. PLC	45,489	544,499
Royal & Sun Alliance Insurance Group PLC	276,002	528,851
AMVESCAP PLC	64,900	513,382
United Utilities PLC	53,808	504,277
Imperial Chemical Industries PLC	113,870	497,658
Severn Trent PLC	33,807	464,896
Rexam PLC	50,198	422,003
LogicaCMG PLC	73,871	419,495
Sage Group PLC	116,171	415,550
Friends Provident PLC	155,111	413,792
EMAP PLC	24,426	412,501
Exel PLC	28,615	408,899
Hays PLC	157,176	408,362
Whitebread PLC	28,733	394,055
Yell Group PLC	62,776	393,186
Enterprise Inns PLC	33,748	381,727
William Hill PLC	41,241	380,379
GKN PLC	71,508	363,942

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI UNITED KINGDOM INDEX FUND

February 29, 2004

Security	Shares	Value
Tomkins PLC	72,806	$362,779
Johnson Matthey PLC	21,063	359,225
EMI Group PLC	76,346	358,458
Daily Mail & General Trust PLC Class A	28,202	356,155
Bunzl PLC	42,185	349,160
Provident Financial PLC	24,839	343,186
Liberty International PLC	24,839	337,885
RMC Group PLC	26,137	336,140
Capita Group PLC	65,785	333,899
Corus Group PLC[1]	395,536	330,316
BPB PLC	47,200	325,849
United Business Media PLC	31,624	324,837
Signet Group PLC	171,100	322,290
Kelda Group PLC	38,704	320,348
Slough Estates PLC	38,586	319,013
Hammerson PLC	25,429	313,821
Rank Group PLC	53,277	310,704
Peninsular & Oriental Steam Navigation Co. (The)	72,216	307,572
British Airways PLC[1]	51,507	302,054
Electrocomponents PLC	42,834	278,418
International Power PLC[1]	106,436	277,521
Persimmon PLC	26,137	276,964
Associated British Ports Holdings PLC	30,031	265,003
Kesa Electricals PLC	50,789	256,372
Taylor Woodrow PLC	50,917	255,600
Wimpey (George) PLC	35,518	254,264
Cobham PLC	10,856	252,839
Brambles Industries PLC	63,720	247,737
Alliance Unichem PLC	24,308	242,245
BBA Group PLC	46,433	238,046
Misys PLC	55,755	234,877
IMI PLC	35,282	230,968
Canary Wharf Group PLC[1]	43,955	226,769
Invensys PLC[1]	532,968	225,016
Barratt Developments PLC	21,594	222,211
Cattles PLC	32,804	213,833
ARM Holdings PLC[1]	94,577	212,374
Close Brothers Group PLC	12,980	211,495
Aegis Group PLC	103,781	207,523
Mitchells & Butlers PLC	45,365	199,947
FirstGroup PLC	41,477	198,590
Celltech Group PLC[1]	25,783	193,785
Tate & Lyle PLC	35,695	191,442
Pilkington PLC	101,421	183,041
United Utilities PLC Class A	32,066	181,351
Balfour Beatty PLC	38,881	178,224
MFI Furniture Group PLC	59,000	161,775
Schroders PLC	12,626	158,864
AMEC PLC	29,323	153,458
Stagecoach Group PLC	96,347	150,640
Serco Group PLC	38,586	150,377
Berkeley Group (The) PLC	8,909	149,957
Kidde PLC	80,299	141,940
Davis Service Group PLC	19,352	141,499
Securicor PLC	56,671	135,143
FKI PLC	59,059	130,426
De La Rue PLC	19,470	112,372
Novar PLC	42,539	106,969
SSL International PLC	17,051	99,676
Great Portland Estates PLC	18,231	84,244
Aggreko PLC	14,809	42,323

TOTAL COMMON STOCKS (Cost: $181,870,414)		188,338,359
SHORT-TERM INVESTMENTS – 0.42%
MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2),(3)	271,618	271,618
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2),(3)	92,438	92,438
BlackRock Temp Cash Money Market Fund(2)	4,285	4,285
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(2)	21,614	21,614

		389,955

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI UNITED KINGDOM INDEX FUND

February 29, 2004

Security	Principal	Value
FLOATING RATE NOTES – 0.11%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$4,202	$4,202
1.05%, 09/15/04[2,4]	8,403	8,403
1.05%, 10/12/04[2,4]	4,202	4,201
1.14%, 08/23/04[2,4]	4,202	4,203
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	6,303	6,302
1.38%, 11/22/04[2]	2,101	2,101
1.40%, 10/29/04[2]	8,403	8,403
CC USA Inc.
1.05%, 04/19/04[2,4]	3,698	3,697
1.06%, 05/24/04[2,4]	8,403	8,403
1.09%, 07/15/04[2,4]	4,202	4,202
1.51%, 02/15/05[2,4]	5,462	5,471
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	8,403	8,403
1.24%, 08/09/04[2]	2,101	2,101
1.48%, 01/18/05[2,4]	6,303	6,302
Five Finance Inc.
1.06%, 04/15/04[2,4]	4,202	4,202
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	8,403	8,403
Holmes Financing PLC
1.05%, 04/15/04[2]	840	840
K2 USA LLC
1.05%, 08/16/04[2,4]	2,101	2,101
1.05%, 09/27/04[2,4]	9,076	9,075
1.06%, 05/17/04[2]	4,202	4,202
1.07%, 04/13/04[2]	4,202	4,202
1.46%, 01/12/05[2,4]	4,202	4,201
Links Finance LLC
1.05%, 06/28/04[2]	4,202	4,201
1.06%, 07/20/04[2]	3,361	3,361
1.07%, 03/29/04[2]	4,202	4,202
1.07%, 05/04/04[2]	4,202	4,202
Nationwide Building Society
1.09%, 07/23/04[2,4]	6,303	6,303
1.17%, 12/28/04[2,4]	8,403	8,403
Northern Rock PLC
1.11%, 01/13/05[2,4]	7,983	7,983
Permanent Financing PLC
1.06%, 12/10/04[2]	4,202	4,202
Sigma Finance Inc.
1.06%, 07/01/04[2]	4,202	4,201
1.06%, 07/20/04[2]	4,202	4,201
1.09%, 10/07/04[2]	8,403	8,402
1.24%, 08/06/04[2]	2,101	2,101
Tango Finance Corp.
1.05%, 01/18/05[2,4]	3,698	3,697
1.06%, 07/15/04[2,4]	2,521	2,521
1.07%, 02/25/05[2,4]	4,706	4,705
1.10%, 07/06/04[2,4]	2,521	2,521
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	4,202	4,201
1.32%, 02/04/05[2,4]	2,101	2,100
White Pine Finance LLC
1.04%, 08/26/04[2,4]	4,202	4,201
1.06%, 04/20/04[2,4]	4,202	4,202
1.06%, 07/06/04[2,4]	5,042	5,042
1.06%, 11/15/04[2,4]	5,042	5,042

		213,614

COMMERCIAL PAPER – 0.05%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	6,303	6,302
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	4,202	4,200
1.05%, 05/21/04[2]	4,370	4,360
CRC Funding LLC
1.03%, 03/26/04[2]	3,361	3,359
Delaware Funding Corp.
1.02%, 03/16/04[2]	8,496	8,493
1.03%, 03/05/04[2]	3,756	3,755
Edison Asset Securitization
1.03%, 03/03/04[2]	6,303	6,302
Eureka Securitization Inc.
1.04%, 04/14/04[2]	5,042	5,036
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	2,941	2,940

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

.Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI UNITED KINGDOM INDEX FUND

February 29, 2004

Security	Principal	Value
Galaxy Funding Inc.
1.05%, 05/17/04[2]	$4,202	$4,192
Gemini Securitization Corp.
1.04%, 04/19/04[2]	2,101	2,098
GIRO Funding US Corp.
1.05%, 05/19/04[2]	2,101	2,096
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	4,202	4,199
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	1,681	1,680
New Center Asset Trust
1.04%, 03/01/04[2]	2,101	2,101
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	3,453	3,450
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	8,403	8,400
1.04%, 05/20/04[2]	2,101	2,096
Receivables Capital Corp.
1.03%, 03/15/04[2]	9,160	9,156
Windmill Funding Corp.
1.03%, 03/05/04[2]	4,798	4,798

		89,013
TIME DEPOSITS – 0.04%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	8,403	8,407
1.33%, 02/10/05[2]	4,202	4,201
1.39%, 02/02/05[2]	4,202	4,201
1.40%, 10/25/04[2]	8,403	8,403
Bank of New York
1.39%, 11/01/04[2]	8,403	8,403
Bank of Novia Scotia
1.24%, 10/07/04[2]	6,303	6,302
1.42%, 10/29/04[2]	6,303	6,303
SunTrust Bank
1.01%, 03/01/04[2]	13,866	13,866
Toronto-Dominion Bank
1.34%, 02/10/05[2]	3,361	3,361
1.41%, 11/01/04[2]	6,303	6,302

		69,749
U.S. GOVERNMENT AGENCY NOTES – 0.01%
Federal Home Loan Mortgage Corp.
1.15%, 05/12/04[2]	6,303	6,288
1.28%, 08/19/04[2]	3,361	3,341
Federal National Mortgage Association
1.28%, 08/20/04[2]	10,924	10,858

		20,487
REPURCHASE AGREEMENTS – 0.00%
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	8,403	8,403

		8,403

TOTAL SHORT-TERM INVESTMENTS (Cost: $791,221)		791,221

TOTAL INVESTMENTS IN SECURITIES – 100.17% (Cost $182,661,635)		189,129,580
Other Assets, Less Liabilities – (0.17%)		(313,996)

NET ASSETS – 100.00%		$188,815,584

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Statements of Assets and Liabilities (Unaudited)

iSHARES, INC.

February 29, 2004

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund

ASSETS
Investments at cost	$46,111,320	$21,787,982	$343,241,471	$59,157,444	$202,755,515	$34,304,961

Foreign currency, at cost	$39,789	$7,556	$126,657	$6,792	$17,119	$14,575

Investments in securities, at value (including securities on loana) (Note 1)	$54,739,405	$22,956,907	$379,812,694	$61,367,682	$188,748,027	$35,850,124
Foreign currency, at value	39,569	7,405	126,657	6,792	17,127	14,385
Receivables:
Investment securities sold	693,686	219,736	2,278,540	763,886	—	709,858
Dividends and interest	1,439	42,317	226,944	88,122	19,913	65,696
Capital shares sold	10,128	—	—	—	—	—

Total Assets	55,484,227	23,226,365	382,444,835	62,226,482	188,785,067	36,640,063

LIABILITIES
Payables:
Investment securities purchased	698,306	227,810	2,293,489	758,314	—	698,030
Collateral for securities on loan (Note 5)	10,686,808	3,098,894	74,363,542	2,339,647	42,783,056	8,301,315
Advisory fees (Note 2)	25,990	13,052	274,713	56,935	141,736	26,883
Distribution fees	10,953	5,513	116,163	24,007	59,888	11,364

Total Liabilities	11,422,057	3,345,269	77,047,907	3,178,903	42,984,680	9,037,592

NET ASSETS	$44,062,170	$19,881,096	$305,396,928	$59,047,579	$145,800,387	$27,602,471

Net assets consist of:
Paid-in capital	$36,980,129	$20,079,730	$285,491,003	$63,409,156	$186,798,145	$30,718,166
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(186,394)	(114,048)	(429,423)	(212,311)	(160,425)	(89,877)
Accumulated net realized loss	(1,359,430)	(1,262,745)	(16,283,872)	(6,371,668)	(26,829,835)	(4,586,572)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,627,865	1,178,159	36,619,220	2,222,402	(14,007,498)	1,560,754

NET ASSETS	$44,062,170	$19,881,096	$305,396,928	$59,047,579	$145,800,387	$27,602,471

Shares outstanding	2,900,000	1,400,000	4,850,000	2,800,000	9,000,000	1,350,000

Net asset value per share	$15.19	$14.20	$62.97	$21.09	$16.20	$20.45

[a]	Securities on loan with market values of $10,174,847, $2,941,168, $70,680,080, $2,226,050, $40,724,698 and $7,862,147, respectively. See Note 5.

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES, INC.

February 29, 2004

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments at cost	$23,665,547	$53,175,148	$30,672,207	$47,491,342	$182,661,635

Foreign currency, at cost	$33,627	$82,067	$7,768	$17,030	$218,546

Investments in securities, at value (including securities on loana) (Note 1)	$22,137,573	$66,540,175	$35,849,945	$53,067,751	$189,129,580
Foreign currency, at value	33,619	81,172	7,554	16,971	216,924
Receivables:
Investment securities sold	—	—	150,281	192,487	532,901
Dividends and interest	65	9,765	1,907	219,403	567,898
Capital shares sold	—	—	—	—	8,941

Total Assets	22,171,257	66,631,112	36,009,687	53,496,612	190,456,244

LIABILITIES
Payables:
Investment securities purchased	—	—	123,302	167,484	629,652
Collateral for securities on loan (Note 5)	393,684	13,976,509	7,951,436	7,843,420	767,374
Advisory fees (Note 2)	21,053	48,944	23,354	43,042	171,225
Distribution fees	8,872	20,706	9,885	18,167	72,409

Total Liabilities	423,609	14,046,159	8,107,977	8,072,113	1,640,660

NET ASSETS	$21,747,648	$52,584,953	$27,901,710	$45,424,499	$188,815,584

Net assets consist of:
Paid-in capital	$31,482,586	$41,462,091	$30,061,447	$47,030,577	$206,186,086
Undistributed net investment income (accumulated net investment loss)	(44,250)	200,586	(80,642)	(20,383)	292,908
Accumulated net realized loss	(8,162,700)	(2,442,593)	(7,256,375)	(7,173,225)	(24,119,787)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,527,988)	13,364,869	5,177,280	5,587,530	6,456,377

NET ASSETS	$21,747,648	$52,584,953	$27,901,710	$45,424,499	$188,815,584

Shares outstanding	1,300,000	1,800,000	1,650,000	3,000,000	11,800,000

Net asset value per share	$16.73	$29.21	$16.91	$15.14	$16.00

[a]	Securities on loan with market values of $374,587, $13,292,632, $7,554,699, $7,464,521 and $730,304, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited)

iSHARES, INC.

For the six months ended February 29, 2004

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends[a]	$—	$20,687	$470,901	$13,732	$309,428	$14,260
Interest	732	304	5,234	297	3,942	618
Securities lending income	4,453	7,540	57,842	5,811	43,480	9,515

Total investment income	5,185	28,531	533,977	19,840	356,850	24,393

EXPENSES (Note 2)
Advisory fees	66,477	44,267	669,988	163,058	363,324	80,261
Distribution fees	28,168	18,757	283,893	69,093	153,951	34,009

Total expenses	94,645	63,024	953,881	232,151	517,275	114,270

Net investment loss	(89,460)	(34,493)	(419,904)	(212,311)	(160,425)	(89,877)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	372,034	(40,271)	(3,787,489)	(493,434)	(3,721,778)	(299,341)
In-kind redemptions	2,181,004	1,722,264	—	1,524,331	7,014,115	771,285
Foreign currency transactions	3,988	(458)	21,535	3,581	10,047	2,219

Net realized gain (loss)	2,557,026	1,681,535	(3,765,954)	1,034,478	3,302,384	474,163

Net change in unrealized appreciation (depreciation) on:
Investments	5,320,061	2,854,581	55,102,402	12,200,596	27,752,487	6,038,251
Translation of assets and liabilities in foreign currencies	1,752	6,285	44,423	11,709	4,620	8,627

Net change in unrealized appreciation (depreciation)	5,321,813	2,860,866	55,146,825	12,212,305	27,757,107	6,046,878

Net realized and unrealized gain	7,878,839	4,542,401	51,380,871	13,246,783	31,059,491	6,521,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,789,379	$4,507,908	$50,960,967	$13,034,472	$30,899,066	$6,431,164

[a]	Net of foreign withholding tax of $—, $3,569, $76,739, $1,206, $54,605 and $1,945, respectively.

See notes to financial statements.

66	2002 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES, INC.

For the six months ended February 29, 2004

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends[a]	$37,040	$403,236	$—	$140,474	$1,858,411
Interest	111	1,459	554	573	700
Securities lending income	3,456	17,881	5,546	2,285	2,176

Total investment income	40,607	422,576	6,100	143,332	1,861,287

EXPENSES (Note 2)
Advisory fees	59,602	136,917	60,926	114,990	484,171
Distribution fees	25,255	58,016	25,816	48,725	205,157

Total expenses	84,857	194,933	86,742	163,715	689,328

Net investment income (loss)	(44,250)	227,643	(80,642)	(20,383)	1,171,959

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(215,287)	(133,358)	(179,986)	(621,097)	(1,796,613)
In-kind redemptions	—	2,603,237	—	—	1,183,528
Foreign currency transactions	7,554	1,436	1,579	21	111,309

Net realized gain (loss)	(207,733)	2,471,315	(178,407)	(621,076)	(501,776)

Net change in unrealized appreciation (depreciation) on:
Investments	3,875,007	9,959,281	6,402,248	8,836,180	37,973,986
Translation of assets and liabilities in foreign currencies	5,948	4,826	(328)	10,789	9,737

Net change in unrealized appreciation (depreciation)	3,880,955	9,964,107	6,401,920	8,846,969	37,983,723

Net realized and unrealized gain	3,673,222	12,435,422	6,223,513	8,225,893	37,481,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,628,972	$12,663,065	$6,142,871	$8,205,510	$38,653,906

[a]	Net of foreign withholding tax of $6,536, $71,039, $—, $2,192 and $206,496, respectively.

see notes to financial statements.

FINANCIAL STATEMENTS	67

Statement of Changes in Net Assets

iSHARES, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(89,460)	$166,934	$(34,493)	$809,843	$(419,904)	$2,947,241
Net realized gain (loss)	2,557,026	(152,796)	1,681,535	1,821,007	(3,765,954)	(5,916,411)
Net change in unrealized appreciation (depreciation)	5,321,813	4,589,365	2,860,866	711,331	55,146,825	18,491,963

Net increase in net assets resulting from operations	7,789,379	4,603,503	4,507,908	3,342,181	50,960,967	15,522,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(272,938)	(208,682)	(884,836)	(132,112)	(3,047,220)	(1,485,447)

Total distributions to shareholders	(272,938)	(208,682)	(884,836)	(132,112)	(3,047,220)	(1,485,447)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,153,879	6,782,294	7,607,316	36,573,861	92,094,715	20,183,374
Cost of shares redeemed	(6,896,454)	(3,629,301)	(13,220,505)	(28,339,593)	—	—

Net increase (decrease) in net assets from capital share transactions	14,257,425	3,152,993	(5,613,189)	8,234,268	92,094,715	20,183,374

INCREASE (DECREASE) IN NET ASSETS	21,773,866	7,547,814	(1,990,117)	11,444,337	140,008,462	34,220,720
NET ASSETS:
Beginning of period	22,288,304	14,740,490	21,871,213	10,426,876	165,388,466	131,167,746

End of period	$44,062,170	$22,288,304	$19,881,096	$21,871,213	$305,396,928	$165,388,466

Undistributed (distributions in excess of) Net investment income included in net assets at end of period	$(186,394)	$176,004	$(114,048)	$805,281	$(429,423)	$3,037,701

SHARES ISSUED AND REDEEMED:
Shares sold	1,400,000	700,000	520,000	3,840,000	1,550,000	450,000
Shares redeemed	(600,000)	(400,000)	(1,080,000)	(2,880,000)	—	—

Net increase (decrease) in shares outstanding	800,000	300,000	(560,000)	960,000	1,550,000	450,000

see notes to financial statements.

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(212,311)	$751,423	$(160,425)	$1,675,435	$(89,877)	$826,393
Net realized gain (loss)	1,034,478	(3,038,659)	3,302,384	(7,284,602)	474,163	(412,813)
Net change in unrealized appreciation (depreciation)	12,212,305	7,255,337	27,757,107	16,801,013	6,046,878	3,106,712

Net increase in net assets resulting from operations	13,034,472	4,968,101	30,899,066	11,191,846	6,431,164	3,520,292

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(794,879)	(567,205)	(1,804,102)	(838,725)	(824,876)	(733,556)

Total distributions to shareholders	(794,879)	(567,205)	(1,804,102)	(838,725)	(824,876)	(733,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	32,997,769	24,678,639	—	2,068,633
Cost of shares redeemed	(7,267,190)	—	(18,092,556)	(27,391,209)	(8,001,044)	(4,396,226)

Net increase (decrease) in net assets from capital share transactions	(7,267,190)	—	14,905,213	(2,712,570)	(8,001,044)	(2,327,593)

INCREASE (DECREASE) IN NET ASSETS	4,972,403	4,400,896	44,000,177	7,640,551	(2,394,756)	459,143

NET ASSETS:
Beginning of period	54,075,176	49,674,280	101,800,210	94,159,659	29,997,227	29,538,084

End of period	$59,047,579	$54,075,176	$145,800,387	$101,800,210	$27,602,471	$29,997,227

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(212,311)	$794,879	$(160,425)	$1,804,102	$(89,877)	$824,876

SHARES ISSUED AND REDEEMED:
Shares sold	—	—	2,100,000	2,700,000	—	150,000
Shares redeemed	(400,000)	—	(1,200,000)	(2,400,000)	(450,000)	(300,000)

Net increase (decrease) in shares outstanding	(400,000)	—	900,000	300,000	(450,000)	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(44,250)	$461,181	$227,643	$433,459	$(80,642)	$316,152
Net realized gain (loss)	(207,733)	(2,384,716)	2,471,315	(400,527)	(178,407)	(1,250,998)
Net change in unrealized appreciation (depreciation)	3,880,955	2,574,851	9,964,107	10,543,059	6,401,920	5,001,133

Net increase in net assets resulting from operations	3,628,972	651,316	12,663,065	10,575,991	6,142,871	4,066,287

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(480,580)	(320,678)	(464,559)	(163,361)	(332,115)	(100,930)

Total distributions to shareholders	(480,580)	(320,678)	(464,559)	(163,361)	(332,115)	(100,930)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	12,435,251	2,263,744	34,361,557	5,099,033	14,403,629
Cost of shares redeemed	—	(13,270,048)	(12,249,249)	(13,252,013)	—	(9,531,073)

Net increase (decrease) in net assets from capital share transactions	—	(834,797)	(9,985,505)	21,109,544	5,099,033	4,872,556

INCREASE (DECREASE) IN NET ASSETS	3,148,392	(504,159)	2,213,001	31,522,174	10,909,789	8,837,913

NET ASSETS:
Beginning of period	18,599,256	19,103,415	50,371,952	18,849,778	16,991,921	8,154,008

End of period	$21,747,648	$18,599,256	$52,584,953	$50,371,952	$27,901,710	$16,991,921

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(44,250)	$480,580	$200,586	$437,502	$(80,642)	$332,115

SHARES ISSUED AND REDEEMED:
Shares sold	—	1,050,000	75,000	1,875,000	300,000	1,500,000
Shares redeemed	—	(1,050,000)	(525,000)	(675,000)	—	(975,000)

Net increase (decrease) in shares outstanding	—	—	(450,000)	1,200,000	300,000	525,000

See notes to financial statements.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	For the six months ended February 29, 2004 (unaudited)	For the year ended August 31, 2003	For the six months ended February 29, 2004 (Unaudited)	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(20,383)	$124,078	$1,171,959	$4,728,393
Net realized gain (loss)	(621,076)	(2,929,581)	(501,776)	2,870,683
Net change in unrealized appreciation (depreciation)	8,846,969	4,321,125	37,983,723	4,860,539

Net increase in net assets resulting from operations	8,205,510	1,515,622	38,653,906	12,459,615

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(146,432)	(73,589)	(5,320,972)	(2,770,755)

Total distributions to shareholders	(146,432)	(73,589)	(5,320,972)	(2,770,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,722,133	2,976,574	12,685,389	76,462,198
Cost of shares redeemed	—	(2,658,605)	(8,011,981)	(55,409,169)

Net increase in net assets from capital share transactions	3,722,133	317,969	4,673,408	21,053,029

INCREASE IN NET ASSETS	11,781,211	1,760,002	38,006,342	30,741,889

NET ASSETS:
Beginning of period	33,643,288	31,883,286	150,809,242	120,067,353

End of period	$45,424,499	$33,643,288	$188,815,584	$150,809,242

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(20,383)	$146,432	$292,908	$4,441,921

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	250,000	800,000	6,600,000
Shares redeemed	—	(250,000)	(600,000)	(4,400,000)

Net increase in shares outstanding	250,000	—	200,000	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year Ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$10.61	$8.19	$8.18	$7.67	$9.13	$10.11

Income from investment operations:
Net investment income (loss)[3]	(0.05)	0.09	0.13	0.13	0.04	0.10
Net realized and unrealized gain (loss)	4.80	2.43	(0.12)	0.52	(1.46)	(0.08)

Total from investment operations	4.75	2.52	0.01	0.65	(1.42)	(0.88)

Less distributions from:
Net investment income	(0.17)	(0.10)	—	(0.14)	(0.04)	(0.08)
Return of capital	—	—	—	(0.00)[5]	—	(0.02)

Total distributions	(0.17)	(0.10)	—	(0.14)	(0.04)	(0.10)

Net asset value, end of period	$15.19	$10.61	$8.19	$8.18	$7.67	$9.13

Total return	45.03%[6]	31.15%	0.12%	8.41%	(15.51)%	(8.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,062	$22,288	$14,740	$11,447	$10,741	$12,776
Ratio of expenses to average net assets[7]	0.84%	0.84%	0.84%	0.84%[1]	1.16%[1]	1.31%
Ratio of net investment income (loss) to average net assets[7]	(0.79)%	0.98%	1.57%	1.69%[2]	0.51%[2]	1.04%
Portfolio turnover rate[4]	8%	26%	32%	66%	34%	50%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 0.97% and 1.20%, respectively.
[2]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 1.55% and 0.47%, respectively.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.
[6]	Not annualized.
[7]	Annualized for periods of less than one year.

See notes to financial statements.

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year Ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$11.16	$10.43	$11.81	$13.23	$16.07	$18.40

Income from investment operations:
Net investment income (loss)[3]	(0.03)	0.41	0.25	0.19	0.19	0.08
Net realized and unrealized gain (loss)	4.08	0.43	(1.56)	(1.34)	(2.67)	(0.30)

Total from investment operations	4.05	0.84	(1.31)	(1.15)	(2.48)	(0.22)

Less distributions from:
Net investment income	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)	(0.01)
Net realized gain	—	—	—	—	—	(1.19)
Return of capital	—	—	—	—	—	(0.91)

Total distributions	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)	(2.11)

Net asset value, end of period	$14.20	$11.16	$10.43	$11.81	$13.23	$16.07

Total return	37.36%[5]	8.25%	(11.10)%	(8.72)%	(15.50)%	(1.00)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,881	$21,871	$10,427	$9,918	$13,230	$13,496
Ratio of expenses to average net assets[6]	0.84%	0.84%	0.84%	0.84%[1]	1.13%	1.24%
Ratio of net investment income (loss) to average net assets[6]	(0.46)%	4.10%	2.26%	1.60%[2]	1.36%	0.45%
Portfolio turnover rate[4]	4%	8%	18%	36%	53%	63%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.
[2]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Not annualized.
[6]	Annualized for periods of less than one year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period From Jul. 25, 2000[8] to Aug. 31, 2000
Net asset value, beginning of period	$50.12	$46.02	$56.74	$76.02	$80.72

Income from investment operations:
Net investment income (loss)[3]	(0.11)	0.93	0.75	0.72	(0.00)[5]
Net realized and unrealized gain (loss)	13.75	3.62	(11.47)	(19.32)	(4.70)

Total from investment operations	13.64	4.55	(10.72)	(18.60)	(4.70)

Less distributions from:
Net investment income	(0.79)	(0.45)	—	(0.42)	—
Return of capital	—	—	—	(0.26)	—

Total distributions	(0.79)	(0.45)	—	(0.68)	—

Net asset value, end of period	$62.97	$50.12	$46.02	$56.74	$76.02

Total return	27.33%[6]	10.05%	(18.89)%	(24.51)%	(5.82)%[6]

Ratios/Supplemental data:
Net assets, end of period (000s)	$305,397	$165,388	$131,168	$90,779	$41,811
Ratio of expenses to average net assets[7]	0.84%	0.84%	0.84%	0.84%	0.84%[1]
Ratio of net investment income (loss) to average net assets[7]	(0.37)%	2.08%	1.44%	1.13%	0.03%[2]
Portfolio turnover rate[4]	3%	7%	3%	24%	0%

[1]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.57%.
[2]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.70)%.
[3]	Based on average shares outstanding throughout the period.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.
[6]	Not annualized.
[7]	Annualized for periods of less than one year.
[8]	Commencement of operations.

See notes to financial statements.

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$16.90	$15.52	$19.53	$26.41	$22.90	$19.13

Income from investment operations:
Net investment income (loss)[1]	(0.07)	0.23	0.18	0.06	0.10	0.14
Net realized and unrealized gain (loss)	4.54	1.33	(4.19)	(6.89)	5.21	3.88

Total from investment operations	4.47	1.56	(4.01)	(6.83)	5.31	4.02

Less distributions from:
Net investment income	(0.28)	(0.18)	—	(0.04)	(0.11)	(0.12)
Net realized gain	—	—	—	(0.00)[3]	(1.67)	(0.05)
Return of capital	—	—	—	(0.01)	(0.02)	(0.08)

Total distributions	(0.28)	(0.18)	—	(0.05)	(1.80)	(0.25)

Net asset value, end of period	$21.09	$16.90	$15.52	$19.53	$26.41	$22.90

Total return	26.58%[4]	10.22%	(20.53)%	(25.86)%	23.45%	21.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,048	$54,075	$49,674	$58,602	$95,116	$77,885
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.96%	1.06%
Ratio of net investment income (loss) to average net assets[5]	(0.77)%	1.56%	1.00%	0.28%	0.36%	0.67%
Portfolio turnover rate[2]	2%	9%	3%	14%	17%	0%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$12.57	$12.07	$15.19	$20.46	$21.17	$20.25

Income from investment operations:
Net investment income (loss)[1]	(0.02)	0.21	0.11	0.18	0.18	0.12
Net realized and unrealized gain (loss)	3.85	0.41	(3.23)	(5.26)	1.64	1.31

Total from investment operations	3.83	0.62	(3.12)	(5.08)	1.82	1.43

Less distributions from:
Net investment income	(0.20)	(0.12)	—	(0.19)	(0.17)	(0.11)
Net realized gain	—	—	—	—	(2.32)	(0.39)
Return of capital	—	—	—	(0.00)[3]	(0.04)	(0.01)

Total distributions	(0.20)	(0.12)	—	(0.19)	(2.53)	(0.51)

Net asset value, end of period	$16.20	$12.57	$12.07	$15.19	$20.46	$21.17

Total return	30.54%[4]	5.39%	(20.54)%	(24.87)%	8.44%	7.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$145,800	$101,800	$94,160	$118,525	$153,487	$101,645
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.94%	1.00%
Ratio of net investment income (loss) to average net assets[5]	(0.26)%	1.98%	0.77%	0.99%	0.73%	0.57%
Portfolio turnover rate[2]	6%	11%	9%	20%	56%	14%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$16.67	$15.15	$17.79	$22.23	$21.56	$22.89

Income from investment operations:
Net investment income (loss)[1]	(0.06)	0.43	0.37	0.24	0.39	0.17
Net realized and unrealized gain (loss)	4.45	1.47	(3.01)	(4.37)	2.51	1.05

Total from investment operations	4.39	1.90	(2.64)	(4.13)	2.90	1.22

Less distributions from:
Net investment income	(0.61)	(0.38)	—	(0.24)	(0.12)	(0.06)
Net realized gain	—	—	—	(0.07)	(1.80)	(2.24)
Return of capital	—	—	—	(0.00)[3]	(0.31)	(0.25)

Total distributions	(0.61)	(0.38)	—	(0.31)	(2.23)	(2.55)

Net asset value, end of period	$20.45	$16.67	$15.15	$17.79	$22.23	$21.56

Total return	26.58%[4]	12.79%	(14.84)%	(18.61)%	13.35%	5.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,602	$29,997	$29,538	$34,682	$50,008	$58,224
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.99%	1.03%
Ratio of investment income (loss) to average net assets[5]	(0.66)%	2.84%	2.34%	1.16%	1.61%	0.70%
Portfolio turnover rate[2]	4%	22%	10%	20%	40%	8%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$14.31	$14.69	$18.59	$23.53	$23.45	$23.50

Income from investment operations:
Net investment income (loss)[1]	(0.03)	0.30	0.25	0.28	0.13	0.53
Net realized and unrealized gain (loss)	2.82	(0.43)	(4.11)	(4.94)	0.18	1.60

Total from investment operations	2.79	(0.13)	(3.86)	(4.66)	0.31	2.13

Less distributions from:
Net investment income	(0.37)	(0.25)	(0.04)	(0.28)	(0.08)	(0.44)
Net realized gain	—	—	—	—	(0.11)	(1.66)
Return of capital	—	—	—	—	(0.04)	(0.08)

Total distributions	(0.37)	(0.25)	(0.04)	(0.28)	(0.23)	(2.18)

Net asset value, end of period	$16.73	$14.31	$14.69	$18.59	$23.53	$23.45

Total return	19.65%[3]	(0.78)%	(20.79)%	(19.83)%	1.28%	8.98%

Ratios/supplemental data:
Net assets, end of period (000s)	$21,748	$18,599	$19,103	$24,184	$30,613	$31,685
Ratio of expenses to average net assets[4]	0.84%	0.84%	0.84%	0.84%	1.03%	1.07%
Ratio of net investment income (loss) to average net assets[4]	(0.44)%	2.37%	1.48%	1.34%	0.53%	2.20%
Portfolio turnover rate[2]	4%	18%	15%	35%	22%	32%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Not annualized.
[4]	Annualized for periods of less than one year.

See notes to financial statements.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$22.39	$17.95	$21.33	$24.19	$25.59	$23.84

Income from investment operations:
Net investment income[1]	0.13	0.24	0.17	0.19	0.15	0.09
Net realized and unrealized gain (loss)	6.96	4.36	(3.55)	(2.89)	(0.60)	3.14

Total from investment operations	7.09	4.60	(3.38)	(2.70)	(0.45)	3.23

Less distributions from:
Net investment income	(0.27)	(0.16)	—	(0.16)	(0.14)	(0.09)
Net realized gain	—	—	—	—	(0.80)	(1.35)
Return of capital	—	—	—	(0.00)[3]	(0.01)	(0.04)

Total distributions	(0.27)	(0.16)	—	(0.16)	(0.95)	(1.48)

Net asset value, end of period	$29.21	$22.39	$17.95	$21.33	$24.19	$25.59

Total return	31.77%[4]	25.81%	(15.85)%	(11.17)%	(1.81)%	13.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,585	$50,372	$18,850	$27,198	$39,913	$36,469
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	0.99%	1.04%
Ratio of net investment income to average net assets[5]	0.98%	1.22%	0.85%	0.82%	0.57%	0.31%
Portfolio turnover rate[2]	3%	17%	14%	26%	39%	17%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$12.59	$9.88	$12.88	$24.38	$22.26	$18.39

Income from investment operations:
Net investment income (loss)[1]	(0.06)	0.25	0.12	0.07	0.14	0.10
Net realized and unrealized gain (loss)	4.63	2.58	(3.12)	(11.52)	8.38	4.52

Total from investment operations	4.57	2.83	(3.00)	(11.45)	8.52	4.62

Less distributions from:
Net investment income	(0.25)	(0.12)	—	(0.05)	(0.14)	(0.10)
Net realized gain	—	—	—	—	(6.22)	(0.63)
Return of capital	—	—	—	(0.00)[3]	(0.04)	(0.02)

Total distributions	(0.25)	(0.12)	—	(0.05)	(6.40)	(0.75)

Net asset value, end of period	$16.91	$12.59	$9.88	$12.88	$24.38	$22.26

Total return	36.54%[4]	29.04%	(23.29)%	(46.99)%	39.15%	25.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,902	$16,992	$8,154	$10,630	$23,774	$20,034
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.84%	1.03%	1.13%
Ratio of net investment income (loss) to average net assets[5]	(0.78)%	2.44%	0.98%	0.40%	0.46%	0.49%
Portfolio turnover rate[2]	1%	12%	31%	43%	90%	33%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized for periods of less than one year.

See notes to financial statements.

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$12.23	$11.59	$12.95	$15.54	$15.39	$15.55

Income from investment operations:
Net investment income (loss)[1]	(0.01)	0.05	0.03	0.04	0.04	0.04
Net realized and unrealized gain (loss)	2.97	0.62	(1.38)	(2.54)	0.27	0.19

Total from investment operations	2.96	0.67	(1.35)	(2.50)	0.31	0.23

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.05)	(0.04)	(0.07)
Net realized gain	—	—	—	(0.04)	(0.11)	(0.31)
Return of capital	—	—	—	—	(0.01)	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)	(0.09)	(0.16)	(0.39)

Net asset value, end of period	$15.14	$12.23	$11.59	$12.95	$15.54	$15.39

Total return	24.15%[4]	5.89%	(10.47)%	(16.08)%	1.96%	1.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,424	$33,643	$31,883	$32,384	$44,685	$38,499
Ratio of expenses to average net assets[3]	0.84%	0.84%	0.84%	0.84%	1.01%	1.09%
Ratio of net investment income (loss) to average net assets[3]	(0.10)%	0.43%	0.20%	0.29%	0.23%	0.24%
Portfolio turnover rate[2]	2%	10%	12%	34%	35%	35%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Annualized for periods of less than one year.
[4]	Not annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 29, 2004 (Unaudited)	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000	Year ended Aug. 31, 1999
Net asset value, beginning of period	$13.00	$12.77	$15.11	$18.35	$20.25	$18.48

Income from investment operations:
Net investment income[1]	0.11	0.39	0.48	0.26	0.27	0.44
Net realized and unrealized gain (loss)	3.37	0.12	(2.60)	(3.23)	(0.85)	2.40

Total from investment operations	3.48	0.51	(2.12)	(2.97)	(0.58)	2.84

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.22)	(0.25)	(0.25)	(0.37)
Net realized gain	—	—	—	(0.02)	(1.03)	(0.62)
Return of capital	—	—	—	—	(0.04)	(0.08)

Total distributions	(0.48)	(0.28)	(0.22)	(0.27)	(1.32)	(1.07)

Net asset value, end of period	$16.00	$13.00	$12.77	$15.11	$18.35	$20.25

Total return	26.99%[4]	4.20%	(14.19)%	(16.20)%	(3.00)%	15.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,816	$150,809	$120,067	$117,883	$146,803	$113,402
Ratio of expenses to average net assets[3]	0.84%	0.84%	0.84%	0.84%	0.94%	0.97%
Ratio of net investment income to average net assets[3]	1.43%	3.23%	3.39%	1.57%	1.39%	2.16%
Portfolio turnover rate[2]	2%	6%	14%	30%	33%	13%

[1]	Based on average shares outstanding throughout the period.
[2]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[3]	Not annualized.
[4]	Annualized for periods of less than one year.

See notes to financial statements.

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994. As of February 29, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment advisor utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization of expropriation of assets; and the risk of war.

Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors.

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currency and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, the exchange rates as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment advisor concludes that such rate is more appropriate.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

At August 31, 2003, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Austria	$272,938	$3,091,009	$(3,798,347)	$(434,400)
Belgium	884,836	(2,123,900)	(2,582,642)	(3,821,706)
EMU	3,047,220	(23,538,270)	(7,516,772)	(28,007,822)
France	794,879	9,255,419	(6,671,662)	3,378,636
Germany	1,804,102	(44,771,009)	(27,125,009)	(70,091,916)
Italy	824,876	(4,820,694)	(4,726,165)	(8,721,983)
Netherlands	480,580	(6,102,051)	(7,261,859)	(12,883,330)
Spain	437,502	2,850,065	(4,363,211)	(1,075,644)
Sweden	332,115	(1,750,242)	(6,552,366)	(7,970,493)
Switzerland	146,432	(3,788,234)	(6,023,354)	(9,665,156)
United Kingdom	4,486,489	(34,524,058)	(20,665,867)	(50,703,436)

For the years ended August 31, 2003 and August 31, 2002, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

84	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2004.

The Funds had tax basis net capital loss carryforwards at August 31, 2003, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Total
Austria	$4,273	$551,208	$336,553	$1,291,324	$370,948	$2,554,306
Belgium	—	94,675	450,543	1,677,678	117,767	2,340,663
EMU	—	—	443	1,923,552	1,144,756	3,068,751
France	—	—	—	3,807,513	236,944	4,044,457
Germany	—	—	86,860	13,573,336	5,469,732	19,129,928
Italy	—	—	—	3,335,772	848,408	4,184,180
Netherlands	—	—	60,885	3,222,792	1,497,810	4,781,487
Spain	—	—	20,276	2,081,931	678,910	2,781,117
Sweden	—	—	126,557	3,350,244	1,577,551	5,054,352
Switzerland	—	—	—	2,855,879	1,018,305	3,874,184
United Kingdom	—	—	—	9,945,254	6,448,554	16,393,808

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law code, as “passive foreign investment companies”, such Funds may elect to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2003, each Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies and realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Funds at February 29, 2004 represent collateral from securities on loan. For further information, see Note 5, below.

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Barclays Global Fund Advisors (“BGFA”) acts as investment advisor to the Company and is responsible for the investment management of each Fund. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA serves as investment advisor to each Fund pursuant to an Advisory Agreement between the Company and BGFA, as amended on December 28, 2001. Under this agreement, BGFA is responsible for placing purchase and sale orders, providing continuous supervision of the investment portfolio of each Fund, and the general management of the Company’s affairs.

Under the Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, other than interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, extraordinary expenses, distribution fees and advisory fees.

For its investment advisory services to the Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2004, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$5,156
Belgium	7,704
EMU	63,926
France	5,966
Germany	47,205
Italy	10,742
Netherlands	3,471
Spain	19,186
Sweden	6,080
Switzerland	3,232
United Kingdom	2,216

86	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Company has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related services.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended February 29, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first four months of the fiscal year were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the months of January and February 2004.

As a result of using an index approach to investing, the iShares MSCI United Kingdom Index Fund held shares of Barclays PLC, with a current market value of $5,541,922 as of February 29, 2004. Barclays PLC is an affiliate of BGFA, the Funds’ investment advisor.

As of February 29, 2004, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2004, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$1,783,185	$2,140,191
Belgium	567,431	1,247,516
EMU	5,985,378	8,752,466
France	1,311,854	2,313,954
Germany	6,824,678	8,632,290
Italy	964,962	1,848,368
Netherlands	732,418	1,078,128
Spain	1,173,293	1,421,115
Sweden	218,934	630,236
Switzerland	646,803	889,106
United Kingdom	2,457,040	5,708,246

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

In-kind transactions for the six months ended February 29, 2004, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$21,131,002	$6,887,674
Belgium	7,329,082	13,194,614
EMU	91,749,740	—
France	—	7,259,010
Germany	32,911,638	18,085,138
Italy	—	7,980,456
Spain	2,261,166	12,234,884
Sweden	5,100,204	—
Switzerland	3,712,739	—
United Kingdom	12,647,162	7,938,348

At February 29, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria	$46,268,358	$8,471,047	$—	$8,471,047
Belgium	22,098,685	1,440,361	(582,139)	858,222
EMU	351,700,516	34,388,179	(6,276,001)	28,112,178
France	59,337,908	12,075,896	(10,046,122)	2,029,774
Germany	206,722,411	8,149,686	(26,124,070)	(17,974,384)
Italy	34,471,435	4,310,464	(2,931,775)	1,378,689
Netherlands	24,355,656	968,219	(3,186,302)	(2,218,083)
Spain	53,413,866	13,241,721	(115,412)	13,126,309
Sweden	31,450,530	4,758,894	(359,479)	4,399,415
Switzerland	48,071,940	6,570,762	(1,574,951)	4,995,811
United Kingdom	182,661,635	27,251,891	(20,783,946)	6,467,945

88	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company’s authorized shares are 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for purchase of Creation Units of a Fund is generally the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value equal to at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of February 29, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at February 29, 2004, and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	89

The iShares® Family of Funds

The following is a list of iShares Funds being offered as of February 29, 2004, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY)

iShares Russell 3000 Index Fund (IWV)

iShares Russell 3000 Growth Index Fund (IWZ)

iShares Russell 3000 Value Index Fund (IWW)

iShares S&P 1500 Index Fund (ISI)

Large Cap

iShares Russell 1000 Index Fund (IWB)

iShares Russell 1000 Growth Index Fund (IWF)

iShares Russell 1000 Value Index Fund (IWD)

iShares S&P 100 Index Fund (OEF)

iShares S&P 500 Index Fund (IVV)

iShares S&P 500/BARRA Growth Index Fund (IVW)

iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)

iShares Russell Midcap Growth Index Fund (IWP)

iShares Russell Midcap Value Index Fund (IWS)

iShares S&P MidCap 400 Index Fund (IJH)

iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)

iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)

iShares Russell 2000 Growth Index Fund (IWO)

iShares Russell 2000 Value Index Fund (IWN)

iShares S&P SmallCap 600 Index Fund (IJR)

iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)

iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF)

iShares Dow Jones Transportation Average Index Fund (IYT)

iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)

iShares Dow Jones U.S. Energy Sector Index Fund (IYE)

iShares Dow Jones U.S. Financial Sector Index Fund (IYF)

iShares Dow Jones U.S. Financial Services Index Fund (IYG)

iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)

iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)

iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Dow Jones U.S. Technology Sector Index Fund (IYW)

iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)

iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)

iShares Goldman Sachs Natural Resources Index Fund (IGE)

iShares Goldman Sachs Networking Index Fund (IGN)

iShares Goldman Sachs Semiconductor Index Fund (IGW)

iShares Goldman Sachs Software Index Fund (IGV)

iShares Goldman Sachs Technology Index Fund (IGM)

iShares Nasdaq Biotechnology Index Fund (IBB)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC)

iShares S&P Global Financials Sector Index Fund (IXG)

iShares S&P Global Healthcare Sector Index Fund (IXJ)

iShares S&P Global Technology Sector Index Fund (IXN)

iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)

iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)

iShares MSCI Pacific ex-Japan Index Fund (EPP)

iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)

iShares MSCI Austria Index Fund (EWO)

iShares MSCI Belgium Index Fund (EWK)

iShares MSCI Canada Index Fund (EWC)

iShares MSCI France Index Fund (EWQ)

iShares MSCI Germany Index Fund (EWG)

iShares MSCI Hong Kong Index Fund (EWH)

iShares MSCI Italy Index Fund (EWI)

iShares MSCI Japan Index Fund (EWJ)

iShares MSCI Netherlands Index Fund (EWN)

iShares MSCI Singapore Index Fund (EWS)

iShares MSCI Spain Index Fund (EWP)

iShares MSCI Sweden Index Fund (EWD)

iShares MSCI Switzerland Index Fund (EWL)

iShares MSCI United Kingdom Index Fund (EWU)

iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)

iShares MSCI Malaysia Index Fund (EWM)

iShares MSCI Mexico Index Fund (EWW)

iShares MSCI South Africa Index Fund (EZA)

iShares MSCI South Korea Index Fund (EWY)

iShares MSCI Taiwan Index Fund (EWT)

iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

Fixed Income

iShares GS $ InvesTop™ Corporate Bond Fund (LQD)

iShares Lehman 1-3 Year Treasury Bond Fund (SHY)

iShares Lehman 7-10 Year Treasury Bond Fund (IEF)

iShares Lehman 20+ Year Treasury Bond Fund (TLT)

iShares Lehman Aggregate Bond Fund (AGG)

iShares Lehman TIPS Bond Fund (TIP)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Specialty

iShares Dow Jones Select Dividend Index Fund (DVY)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

90	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BCFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, issued, endorsed, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risks, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

I 800 iSHARES (I 800 474 2737) www.iSHARES.COM

BGI-F-036-02004

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Schedule of Investments.

Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) Not applicable.

Item 11.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Lee T. Kranefuss

Lee T. Kranefuss, President
Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss

Lee T. Kranefuss, President
Date: May 7, 2004

By: /s/ Michael A. Latham

Michael A. Latham, Principal Financial Officer
Date: May 7, 2004